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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-7428

ING Mutual Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Diversified Emerging Markets Debt Fund
ING Diversified International Fund
ING Emerging Markets Equity Dividend Fund
ING Emerging Markets Equity Fund
ING Global Bond Fund
ING Global Equity Dividend Fund
ING Global Natural Resources Fund
ING Global Opportunities Fund
ING Global Real Estate Fund
ING Index Plus International Equity Fund
ING International Core Fund
ING International Growth Fund
ING International Real Estate Fund
ING International Small Cap Fund
ING International Value Choice Fund
ING International Value Equity Fund
ING Russia Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Diversified Emerging Markets Debt Fund	as of January 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 96.9%
	United States: 96.9%
28,322	ING Emerging Markets Corporate Debt Fund Class P	$296,529	28.8
24,629	ING Emerging Markets Hard Currency Sovereign Debt Fund Class P	252,941	24.5
42,980	ING Emerging Markets Local Currency Debt Fund Class P	448,712	43.6
	Total Mutual Funds
	(Cost $978,149)	998,182	96.9
SHORT-TERM INVESTMENTS: 0.5%
	Mutual Funds: 0.5%
5,000	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $5,000)	5,000	0.5
	Total Short-Term Investments
	(Cost $5,000)	5,000	0.5
	Total Investments in Securities (Cost $983,149)	$1,003,182	97.4
	Assets in Excess of Other Liabilities	26,369	2.6
	Net Assets	$1,029,551	100.0

	Cost for federal income tax purposes is the same as for financial statement purposes.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$20,339
	Gross Unrealized Depreciation	(306)
	Net Unrealized Appreciation	$20,033

PORTFOLIO OF INVESTMENTS
ING Diversified Emerging Markets Debt Fund	as of January 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2013
Asset Table
Investments, at fair value
Mutual Funds	$998,182	$—	$—	$998,182
Short-Term Investments	$5,000	$—	$—	$5,000
Total Investments, at fair value	$1,003,182	$—	$—	$1,003,182
Other Financial Instruments+
Forward Foreign Currency Contracts	—	979	—	979
Total Assets	$1,003,182	$979	$—	$1,004,161
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(1,127)	$—	$(1,127)
Total Liabilities	$—	$(1,127)	$—	$(1,127)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

At January 31, 2013, the following forward foreign currency contracts were outstanding for the ING Diversified Emerging Markets Debt Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Mexican Peso	257,089	Buy	03/08/13	$20,043	$20,158	$115
Barclays Bank PLC	South African Rand	171,868	Buy	03/08/13	20,105	19,135	(970)
							$(855)
Barclays Bank PLC	Mexican Peso	257,089	Sell	03/08/13	$20,000	$20,157	$(157)
Barclays Bank PLC	South African Rand	171,868	Sell	03/08/13	20,000	19,136	864
							$707

PORTFOLIO OF INVESTMENTS
ING Diversified International Fund	as of January 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.5%
83,600	iShares MSCI EAFE Value Index	$4,261,928	4.5
	Total Exchange-Traded Funds
	(Cost $3,944,723)	4,261,928	4.5
MUTUAL FUNDS: 95.5%
	Affiliated Investment Companies: 95.5%
1,224,138	ING Emerging Markets Equity Fund - Class I	14,285,688	15.0
3,766,320	ING International Core Fund - Class I	37,964,504	40.0
1,797,571	ING International Growth Fund - Class I	18,964,377	20.0
117,964	ING International SmallCap Fund - Class I	4,752,764	5.0
1,325,004	ING International Value Fund - Class I	14,694,289	15.5
	Total Mutual Funds
	(Cost $79,624,004)	90,661,622	95.5
	Total Investments in Securities (Cost $83,568,727)	$94,923,550	100.0
	Liabilities in Excess of Other Assets	(4,262)	—
	Net Assets	$94,919,288	100.0
	Cost for federal income tax purposes is $85,209,509.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$9,714,041
	Gross Unrealized Depreciation	—
	Net Unrealized Appreciation	$9,714,041

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,261,928	$—	$—	$4,261,928
Mutual Funds	90,661,622	—	—	90,661,622
Total Investments, at fair value	$94,923,550	$—	$—	$94,923,550

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Equity Dividend Fund	as of January 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 92.5%
		Belgium: 1.3%
11,740		Oriflame Cosmetics S.A.	$384,472	1.3
		Brazil: 13.1%
54,007		BM&F Bovespa S.A.	378,064	1.2
28,800		Cia Energetica de Minas Gerais ADR	316,224	1.0
61,300		Cia Siderurgica Nacional S.A.	330,919	1.1
12,600		Embraer SA ADR	415,422	1.4
20,987		Itau Unibanco Holding S.A.	362,017	1.2
40,400		Petroleo Brasileiro SA ADR	730,836	2.4
30,727		Porto Seguro SA	368,782	1.2
95,637		Tim Participacoes SA	422,631	1.4
33,514		Vale SA	651,313	2.2
			3,976,208	13.1
		Chile: 1.2%
18,900		Enersis SA ADR	371,385	1.2
		China: 19.5%
105,000		BOC Hong Kong Holdings Ltd.	362,324	1.2
586,000		China Communications Services Corp., Ltd.	356,552	1.2
417,960		China Construction Bank	360,545	1.2
75,500		China Mobile Ltd.	825,532	2.7
302,000		China Petroleum & Chemical Corp.	366,414	1.2
138,000		China Resources Power Holdings Co.	381,829	1.3
464,000		China Shanshui Cement Group Ltd.	340,980	1.1
216,000		China Shineway Pharmaceutical Group Ltd.	394,762	1.3
151,000		CNOOC Ltd.	310,741	1.0
223,000		Digital China Holdings Ltd.	360,334	1.2
900,000	@, X	Fook Woo Group Holdings Ltd.	31,797	0.1
398,000		Harbin Electric Co. Ltd	360,444	1.2
478,140		Industrial and Commercial Bank of China Ltd.	360,092	1.2
336,000		Jiangsu Expressway Co. Ltd.	346,454	1.1
452,000		Parkson Retail Group Ltd.	348,637	1.1
147,000	@, X	Real Gold Mining Ltd.	26,537	0.1
430,000		Zhejiang Expressway Co., Ltd.	381,968	1.3
			5,915,942	19.5
		Colombia: 1.3%
42,500		Petrominerales Ltd.	378,384	1.3
		Czech Republic: 2.2%
10,863		CEZ A/S	352,286	1.2
1,574		Komercni Banka AS	318,680	1.0
			670,966	2.2
		Hong Kong: 2.2%
2,760,000		Emperor Watch & Jewellery Ltd.	341,789	1.1
87,000		Hang Lung Properties Ltd.	328,530	1.1
			670,319	2.2
		Hungary: 1.1%
1,985		Richter Gedeon Nyrt	341,848	1.1
		Indonesia: 2.2%
872,000		Bank Negara Indonesia Persero Tbk PT	351,503	1.1
532,000		Indofood Sukses Makmur Tbk PT	329,535	1.1
			681,038	2.2
		Malaysia: 3.3%
231,124		Berjaya Sports Toto BHD	323,706	1.1
280,400		Gamuda BHD	335,746	1.1
205,100		IOI Corp. Bhd	328,104	1.1
			987,556	3.3
		Poland: 2.1%
56,616		PGE SA	312,247	1.0
2,513		Powszechny Zaklad Ubezpieczen SA	331,214	1.1
			643,461	2.1
		Qatar: 2.4%
16,423		Commercial Bank of Qatar	352,606	1.2
7,859		Industries Qatar QSC	365,449	1.2
			718,055	2.4
		Russia: 6.4%
45,567		CTC Media, Inc.	487,567	1.6
80,489		Gazprom OAO ADR	758,206	2.5
42,921	@	Mobile Telesystems OJSC	364,588	1.2
26,622	@	Severstal	334,219	1.1
			1,944,580	6.4
		Singapore: 1.1%
21,000		United Overseas Bank Ltd.	319,821	1.1
		South Africa: 6.8%
53,967		Adcock Ingram Holdings Ltd.	346,262	1.2
39,098		Barloworld Ltd.	365,886	1.2
28,226		Gold Fields Ltd.	327,118	1.1
17,327		MTN Group Ltd.	339,014	1.1
7,824		Sasol Ltd.	337,877	1.1
26,606		Standard Bank Group Ltd.	346,159	1.1
			2,062,316	6.8
		South Korea: 11.9%
11,600		Hite Jinro Co. Ltd.	340,735	1.1
3,966		Hyundai Motor Co.	272,097	0.9

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Equity Dividend Fund	as of January 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		South Korea (continued)
1,922		Hyundai Motor Co.	$122,141	0.4
43,620		Hyundai Securities Co.	355,274	1.2
11,970		Kangwon Land, Inc.	343,378	1.1
9,923		KB Financial Group, Inc.	353,248	1.2
4,948		KT&G Corp.	344,884	1.1
1,099		Posco	359,266	1.2
2,518		Samsung Engineering Co. Ltd	359,419	1.2
1,846		Samsung Fire & Marine Insurance Co. Ltd	373,587	1.2
8,830		Woongjin Coway Co., Ltd.	383,552	1.3
			3,607,581	11.9
		Taiwan: 7.4%
139,000		Cheng Uei Precision Industry Co., Ltd.	261,974	0.9
635,745		Chinatrust Financial Holding Co., Ltd.	364,347	1.2
414,000		E Ink Holdings, Inc.	305,217	1.0
30,000		MediaTek, Inc.	328,587	1.1
212,000		Powertech Technology, Inc.	319,266	1.1
166,000		Synnex Technology International Corp.	336,986	1.1
194,000		TXC Corp.	313,213	1.0
			2,229,590	7.4
		Thailand: 1.1%
30,000		PTT PCL	343,109	1.1
		Turkey: 1.2%
85,285		Turk Telekomunikasyon AS	357,646	1.2
		United Kingdom: 3.6%
73,317		Eurasian Natural Resources Corp.	383,268	1.3
60,577		Petropavlovsk PLC	333,971	1.1
13,654		Standard Chartered PLC	363,039	1.2
			1,080,278	3.6
		United States: 1.1%
8,778		Southern Copper Corp.	345,766	1.1
		Total Common Stock
		(Cost $25,697,553)	28,030,321	92.5
EXCHANGE-TRADED FUNDS: 3.0%
138,000		iShares MSCI India	924,600	3.0
		Total Exchange-Traded Funds
		(Cost $831,707)	924,600	3.0
PREFERRED STOCK: 1.2%
		Russia: 1.2%
136,274	@	Sberbank of Russia	354,243	1.2
		Total Preferred Stock
		(Cost $267,940)	354,243	1.2
		Total Investments in Securities (Cost $26,797,200)	$29,309,164	96.7
		Assets in Excess of Other Liabilities	998,302	3.3
		Net Assets	$30,307,466	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
		Cost for federal income tax purposes is $27,055,004.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$3,191,441
		Gross Unrealized Depreciation	(937,281)
		Net Unrealized Appreciation	$2,254,160

Sector Diversification	Percentage of Net Assets
Financials	22.1%
Materials	11.4
Energy	10.6
Industrials	9.8
Telecommunication Services	8.8
Consumer Discretionary	8.6
Information Technology	7.4
Consumer Staples	5.7
Utilities	5.7
Health Care	3.6
Exchange-Traded Funds	3.0
Assets in Excess of Other Liabilities	3.3
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Equity Dividend Fund	as of January 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2013
Asset Table
Investments, at fair value
Common Stock
Belgium	$—	$384,472	$—	$384,472
Brazil	3,976,208	—	—	3,976,208
Chile	371,385	—	—	371,385
China	—	5,857,608	58,334	5,915,942
Colombia	378,384	—	—	378,384
Czech Republic	—	670,966	—	670,966
Hong Kong	—	670,319	—	670,319
Hungary	—	341,848	—	341,848
Indonesia	—	681,038	—	681,038
Malaysia	—	987,556	—	987,556
Poland	—	643,461	—	643,461
Qatar	—	718,055	—	718,055
Russia	1,245,773	698,807	—	1,944,580
Singapore	—	319,821	—	319,821
South Africa	—	2,062,316	—	2,062,316
South Korea	728,436	2,879,145	—	3,607,581
Taiwan	—	2,229,590	—	2,229,590
Thailand	—	343,109	—	343,109
Turkey	—	357,646	—	357,646
United Kingdom	—	1,080,278	—	1,080,278
United States	345,766	—	—	345,766
Total Common Stock	7,045,952	20,926,035	58,334	28,030,321
Exchange-Traded Funds	924,600	—	—	924,600
Preferred Stock	—	354,243	—	354,243
Total Investments, at fair value	$7,970,552	$21,280,278	$58,334	$29,309,164

#                      The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Equity Fund	as of January 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Argentina: 0.2%
28,000		YPF SA ADR	$474,880	0.2
		Brazil: 13.5%
40,610		Arteris SA	422,343	0.2
79,500	@	B2W Companhia Global Do Varejo	609,220	0.3
135,400		Banco Santander Brasil S.A. ADR	1,004,668	0.4
53,000	L	Braskem SA ADR	805,600	0.3
86,900		BRF - Brasil Foods SA ADR	1,929,180	0.8
17,900	L	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	854,546	0.4
56,847		Cia de Bebidas das Americas ADR	2,675,220	1.1
1,440		Cia de Saneamento Basico do Estado de Sao Paulo	64,865	0.0
31,640		Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,408,296	0.6
28,000		Cielo SA	791,905	0.3
27,890		Ez Tec Empreendimentos e Participacoes SA	362,744	0.1
136,900	@, L	Fibria Celulose SA ADR	1,689,346	0.7
106,500		Gerdau SA ADR	940,395	0.4
132,400	@, L	Gol Linhas Aereas Inteligentes SA ADR	963,872	0.4
175,900	@	Hypermarcas SA	1,519,311	0.6
5,538		Itau Unibanco Holding S.A.	95,528	0.0
248,300		Itau Unibanco Holding S.A. ADR	4,278,209	1.8
16,935		M Dias Branco SA	671,923	0.3
119,676		MRV Engenharia e Participacoes SA	685,116	0.3
59,340		Petroleo Brasileiro SA ADR	1,073,461	0.4
153,700		Petroleo Brasileiro SA ADR	2,809,636	1.2
44,320		Porto Seguro SA	531,925	0.2
55,000		Santos Brasil Participacoes SA	883,823	0.4
29,200		Tim Participacoes SA ADR	642,400	0.3
346,496		Tim Participacoes SA	1,531,205	0.6
65,300		Vale SA ADR	1,317,101	0.5
108,373		Vale SA ADR	2,086,180	0.9
			32,648,018	13.5
		China: 16.7%
8,900	@	Baidu.com ADR	963,870	0.4
2,847,000		Bank of China Ltd.	1,402,760	0.6
5,315,000		China Construction Bank	4,584,886	1.9
1,462,000		China Minsheng Banking Corp. Ltd	2,099,165	0.9
99,000		China Mobile Ltd.	1,082,486	0.4
348,000		China Overseas Land & Investment Ltd.	1,079,327	0.4
1,070,500		China Petroleum & Chemical Corp.	1,298,830	0.5
582,000		China Shanshui Cement Group Ltd.	427,695	0.2
364,000		China Shenhua Energy Co., Ltd.	1,565,243	0.6
1,782,000		China Telecom Corp., Ltd.	970,565	0.4
53,000		China Unicom Hong Kong Ltd. ADR	847,470	0.3
1,213,000		CNOOC Ltd.	2,496,214	1.0
248,000		Digital China Holdings Ltd.	400,730	0.2
928,000		Dongfeng Motor Group Co., Ltd.	1,518,929	0.6
882,000		Dongyue Group	589,186	0.2
326,500		Great Wall Motor Co. Ltd.	1,327,402	0.6
872,000		Guangdong Investment Ltd.	723,892	0.3
348,800		Guangzhou R&F Properties Co., Ltd.	633,081	0.3
7,071,000		Industrial and Commercial Bank of China Ltd.	5,325,239	2.2
19,268	@	Neteasecom ADR	894,421	0.4
7,100		PetroChina Co., Ltd. ADR	1,009,620	0.4
1,622,000		PetroChina Co., Ltd.	2,300,111	1.0
216,500		Ping An Insurance Group Co. of China Ltd.	1,942,472	0.8
10,000	@	Sina Corp.	549,300	0.2
24,300	@, L	Sohu.com, Inc.	1,163,484	0.5
254,000		Tingyi Cayman Islands Holding Corp.	713,464	0.3
188,000		Tsingtao Brewery Co., Ltd.	1,086,639	0.5
832,000		Uni-President China Holdings Ltd.	976,160	0.4
1,314,000		Zijin Mining Group Co., Ltd.	506,052	0.2
			40,478,693	16.7
		Egypt: 0.2%
80,230		Commercial International Bank	423,181	0.2
		Hong Kong: 3.7%
442,000		China Mengniu Diary Co., Ltd.	1,293,086	0.5
36,999		China Mobile Ltd. ADR	2,023,845	0.8
6,200		CNOOC Ltd. ADR	1,273,046	0.5
20,800	@	Jardine Matheson Holdings Ltd.	1,348,048	0.6
1,598,000		Lenovo Group Ltd.	1,664,489	0.7
1,064,000		Skyworth Digital Holdings Ltd.	647,221	0.3

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Equity Fund	as of January 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Hong Kong (continued)
27,350	@	Standard Charter plc	$721,154	0.3
			8,970,889	3.7
		Hungary: 0.3%
35,130		OTP Bank Nyrt	755,459	0.3
		India: 6.6%
26,801		Bajaj Auto Ltd.	1,021,830	0.4
44,750		HCL Technologies Ltd.	579,626	0.3
29,213		HDFC Bank Ltd. ADR	1,174,947	0.5
35,520		Housing Development Finance Corp.	525,490	0.2
16,000		ICICI Bank Ltd. ADR	732,800	0.3
1,633		Infosys Ltd.	85,766	0.0
44,490	L	Infosys Ltd. ADR	2,345,513	1.0
241,003		Oil & Natural Gas Corp., Ltd.	1,539,154	0.6
151,506		Reliance Industries Ltd.	2,525,760	1.1
79,038	#	Reliance Industries Ltd. GDR	2,647,139	1.1
171,300		Tata Chemicals Ltd.	1,151,971	0.5
54,450		Tata Motors Ltd. ADR ADR	1,504,453	0.6
9,045		Tata Motors Ltd.	50,323	0.0
			15,884,772	6.6
		Indonesia: 0.3%
524,500		Tambang Batubara Bukit Asam Tbk PT	836,033	0.3
		Kazakhstan: 0.3%
42,698		KazMunaiGas Exploration Production GDR	763,867	0.3
		Macau: 0.5%
456,000		SJM Holdings Ltd.	1,244,869	0.5
		Malaysia: 0.9%
1,408,900	@	UEM Land Holdings Bhd	997,829	0.4
280,400		UMW Holdings Bhd	1,095,609	0.5
			2,093,438	0.9
		Mexico: 4.8%
44,800		America Movil S.A.B de CV ADR	1,127,168	0.5
144,492	@	Cemex SAB de CV ADR	1,567,738	0.6
343,400		Compartamos SAB de CV	533,415	0.2
75,000	@, L	Desarrollado ADR ADR	1,094,250	0.5
85,300	@	Empresas ICA SAB de CV ADR	1,021,041	0.4
9,300		Fomento Economico Mexicano SAB de CV ADR	1,003,377	0.4
242,348		Grupo Financiero Banorte	1,667,994	0.7
83,800		Grupo Televisa SAB ADR	2,347,238	1.0
362,831		Wal-Mart de Mexico SA de CV	1,173,994	0.5
			11,536,215	4.8
		Panama: 0.6%
13,415	@	Copa Holdings S.A.	1,470,284	0.6
		Poland: 1.5%
27,045		KGHM Polska Miedz SA	1,654,920	0.7
36,057	@	Polski Koncern Naftowy Orlen	570,837	0.2
132,280		Powszechna Kasa Oszczednosci Bank Polski S.A.	1,478,880	0.6
			3,704,637	1.5
		Russia: 8.5%
110,600		Gazprom OAO ADR	1,041,852	0.4
23,980		Globaltrans Investment PLC GDR	371,690	0.2
76,931		Lukoil OAO ADR	5,192,843	2.1
54,800	@	MegaFon OAO GDR	1,480,148	0.6
81,659		MMC Norilsk Nickel ADR	1,626,752	0.7
133,202		Mobile Telesystems OJSC ADR	2,618,751	1.1
154,137		Rosneft Oil Co. GDR	1,353,150	0.6
352,325		Sberbank of Russia ADR	5,196,794	2.1
38,984		Tatneft ADR	1,795,588	0.7
			20,677,568	8.5
		South Africa: 5.6%
9,948		Anglo Platinum Ltd.	487,739	0.2
102,013	@	ArcelorMittal South Africa Ltd.	400,119	0.2
100,093		AVI Ltd.	612,087	0.2
97,958		Clicks Group Ltd.	656,544	0.3
50,433	L	Exxaro Resources Ltd.	990,419	0.4
31,136		Impala Platinum Holdings Ltd.	564,342	0.2
58,556		Imperial Holdings Ltd.	1,274,909	0.5
121,515		MTN Group Ltd.	2,377,519	1.0
244,510		Network Healthcare Holdings Ltd.	535,766	0.2
160,460	@	Old Mutual PLC	478,339	0.2
43,554		Remgro Ltd.	793,615	0.3
14,500		Sasol Ltd. ADR	626,835	0.3
94,220		Standard Bank Group Ltd.	1,225,854	0.5
45,258		Tiger Brands Ltd.	1,488,690	0.6
81,334		Vodacom Group Pty Ltd.	1,131,282	0.5
			13,644,059	5.6
		South Korea: 16.9%
66,700		BS Financial Group, Inc.	881,819	0.4
18,170		Grand Korea Leisure Co. Ltd.	512,990	0.2
26,520		Halla Climate Control	594,646	0.2

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Equity Fund	as of January 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		South Korea (continued)
18,010		Hite Jinro Co. Ltd.	$529,020	0.2
15,170		Hyundai Marine & Fire Insurance Co., Ltd.	466,644	0.2
11,001		Hyundai Motor Co.	2,071,615	0.9
33,550		Kangwon Land, Inc.	962,433	0.4
52,100		KB Financial Group, Inc. ADR	1,840,172	0.8
7,683		KCC Corp.	2,052,917	0.9
31,332		Kia Motors Corp.	1,488,245	0.6
2,994		Korea Zinc Co., Ltd.	1,055,701	0.4
88,510		KT Corp. ADR	1,499,359	0.6
15,563		KT&G Corp.	1,084,769	0.4
20,524		LG Electronics, Inc.	1,358,928	0.6
61,300		LG.Philips LCD Co. Ltd ADR	818,968	0.3
1,035		Lotte Chilsung Beverage Co., Ltd.	1,380,570	0.6
733		Lotte Confectionery Co. Ltd.	1,159,789	0.5
4,658		Samsung Electronics Co., Ltd.	6,197,162	2.6
9,906		Samsung Electronics Co., Ltd. GDR	6,574,297	2.7
15,380		Samsung Heavy Industries Co., Ltd.	540,428	0.2
18,460		Samsung Life Insurance Co. Ltd.	1,780,221	0.7
8,344		SK Energy Co. Ltd.	1,314,918	0.5
6,926		SK Telecom Co., Ltd.	1,065,036	0.4
140,700		SK Telecom Co., Ltd. ADR	2,384,865	1.0
112,980		Woori Finance Holdings Co., Ltd.	1,328,386	0.6
			40,943,898	16.9
		Taiwan: 7.1%
127,000		Asustek Computer, Inc.	1,455,490	0.6
239,660		Chicony Electronics Co. Ltd.	664,084	0.3
283,000		Chipbond Technology Corp.	582,281	0.2
40,141		Hon Hai Precision Industry Co., Ltd. GDR	230,008	0.1
1,178,400		Hon Hai Precision Industry Co., Ltd.	3,373,779	1.4
487,360		Lite-On Technology Corp.	702,453	0.3
502,000		POU Chen Corp.	501,636	0.2
228,720		Radiant Opto-Electronics Corp.	887,894	0.3
184,990		Realtek Semiconductor Corp.	414,538	0.2
676,000		Taiwan Semiconductor Manufacturing Co., Ltd.	2,316,466	0.9
229,101		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,064,251	1.7
84,000		TPK Holding Co. Ltd	1,447,586	0.6
1,666,000		United Microelectronics Corp.	650,803	0.3
			17,291,269	7.1
		Thailand: 3.9%
161,700		Bangkok Bank PCL	1,192,492	0.5
1,257,400		Charoen Pokphand Foods PCL	1,496,653	0.6
265,500		Kasikornbank PCL	1,767,894	0.7
1,523,125		Krung Thai Bank PCL	1,171,152	0.5
247,202		PTT PCL	2,827,237	1.2
232,800		Thai Union Frozen Products PCL	535,182	0.2
350,400		Thanachart Capital PCL	455,560	0.2
			9,446,170	3.9
		Turkey: 3.4%
113,239		Arcelik A/S	740,440	0.3
408,000		Eregli Demir ve Celik Fabrikalari TAS	580,116	0.2
26,553		Koza Altin Isletmeleri AS	653,549	0.3
227,648	@	Turk Hava Yollari	845,673	0.4
220,954		Turk Sise Ve Cam Fabrikalari	385,530	0.2
49,500	@	Turkcell Iletisim Hizmet AS ADR	774,180	0.3
345,198		Turkiye Garanti Bankasi A/S	1,731,082	0.7
99,460		Turkiye Halk Bankasi AS	982,061	0.4
424,234		Turkiye Is Bankasi	1,567,639	0.6
			8,260,270	3.4
		United Arab Emirates: 0.5%
128,502	@	Dragon Oil Plc	1,157,602	0.5
		United States: 2.8%
242,100		Avon Products, Inc.	4,110,858	1.7
133,300	@	Yahoo!, Inc.	2,616,679	1.1
			6,727,537	2.8
		Total Common Stock
		(Cost $217,203,502)	239,433,608	98.8
PREFERRED STOCK: 0.1%
		Brazil: 0.1%
4,720		Cia de Bebidas das Americas	222,330	0.1
4,887		Petroleo Brasileiro SA	44,370	0.0
		Total Preferred Stock
		(Cost $246,311)	266,700	0.1
		Total Long-Term Investments
		(Cost $217,449,813)	239,700,308	98.9

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Equity Fund	as of January 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
		Securities Lending Collateral(cc)(1): 2.8%
1,474,508		BankofNovaScotia, Repurchase Agreement dated 01/31/13, 0.17%, due 02/01/13 (Repurchase Amount $1,474,515, collateralized by various U.S. Government Agency Obligations, 3.000%-5.000%, Market Value plus accrued interest $1,504,005, due 04/01/26-01/01/43)	$1,474,508	0.6
1,612,048		Cantor Fitzgerald, Repurchase Agreement dated 01/31/13, 0.18%, due 02/01/13 (Repurchase Amount $1,612,056, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-6.430%, Market Value plus accrued interest $1,644,289, due 05/02/13-05/01/51)	1,612,048	0.7
1,612,048		Citigroup, Inc., Repurchase Agreement dated 01/31/13, 0.17%, due 02/01/13 (Repurchase Amount $1,612,055, collateralized by various U.S. Government Agency Obligations, 0.791%-5.500%, Market Value plus accrued interest $1,644,289, due 02/01/19-02/01/43)	1,612,048	0.7
476,902		JPMorgan Chase & Co., Repurchase Agreement dated 01/31/13, 0.16%, due 02/01/13 (Repurchase Amount $476,904, collateralized by various U.S. Government Agency Obligations, 1.274%-9.200%, Market Value plus accrued interest $486,441, due 06/01/13-02/01/51)	476,902	0.2
1,612,048		Merrill Lynch & Co., Inc., Repurchase Agreement dated 01/31/13, 0.13%, due 02/01/13 (Repurchase Amount $1,612,054, collateralized by various U.S. Government Agency Obligations, 0.000%-1.000%, Market Value plus accrued interest $1,644,291, due 08/27/14-05/04/37)	1,612,048	0.6
			6,787,554	2.8
		Total Short-Term Investments
		(Cost $6,787,554)	6,787,554	2.8
		Total Investments in Securities (Cost $224,237,367)	$246,487,862	101.7
		Liabilities in Excess of Other Assets	(4,218,125)	(1.7)
		Net Assets	$242,269,737	100.0
	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at January 31, 2013.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $226,893,028.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$28,609,270
		Gross Unrealized Depreciation	(9,014,436)
		Net Unrealized Appreciation	$19,594,834

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Equity Fund	as of January 31, 2013 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Financials	22.6%
Information Technology	17.5
Energy	16.1
Consumer Staples	10.9
Consumer Discretionary	9.5
Telecommunication Services	8.8
Materials	7.4
Industrials	5.0
Utilities	0.9%
Health Care	0.2
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(1.7)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2013
Asset Table
Investments, at fair value
Common Stock
Argentina	$474,880	$—	$—	$474,880
Brazil	28,369,809	4,278,209	—	32,648,018
China	5,428,165	35,050,528	—	40,478,693
Egypt	423,181	—	—	423,181
Hong Kong	4,644,939	4,325,950	—	8,970,889
Hungary	—	755,459	—	755,459
India	5,757,713	10,127,059	—	15,884,772
Indonesia	—	836,033	—	836,033
Kazakhstan	763,867	—	—	763,867
Macau	—	1,244,869	—	1,244,869
Malaysia	1,095,609	997,829	—	2,093,438
Mexico	11,536,215	—	—	11,536,215
Panama	1,470,284	—	—	1,470,284
Poland	—	3,704,637	—	3,704,637
Russia	15,902,078	4,775,490	—	20,677,568
South Africa	1,774,688	11,869,371	—	13,644,059
South Korea	7,628,133	33,315,765	—	40,943,898
Taiwan	4,294,259	12,997,010	—	17,291,269
Thailand	—	9,446,170	—	9,446,170
Turkey	1,514,620	6,745,650	—	8,260,270
United Arab Emirates	1,157,602	—	—	1,157,602
United States	6,727,537	—	—	6,727,537
Total Common Stock	98,963,579	140,470,029	—	239,433,608
Preferred Stock	266,700	—	—	266,700
Short-Term Investments	—	6,787,554	—	6,787,554
Total Investments, at fair value	$99,230,279	$147,257,583	$—	$246,487,862

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2013 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 29.8%
			Azerbaijan: 0.1%
1,040,000			State Oil Co. of the Azerbaijan Republic, 5.450%, 02/09/17	$1,138,800	0.1

			Brazil: 1.4%
2,400,000		#	BC Luxco 1 SA, 7.375%, 01/29/20	2,496,000	0.3
1,575,000		#	Itau Unibanco Holding SA/Cayman Island, 5.125%, 05/13/23	1,619,887	0.2
420,000			Itau Unibanco Holding SA/Cayman Island, 5.750%, 01/22/21	451,500	0.1
500,000		#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	540,000	0.1
950,000			Minerva Luxembourg SA, 12.250%, 02/10/22	1,163,750	0.1
1,270,000			Petrobras International Finance Co. - Pifco, 3.500%, 02/06/17	1,308,510	0.2
1,028,750		#	QGOG Atlantic / Alaskan Rigs Ltd., 5.250%, 07/30/18	1,075,044	0.1
920,000			Vale Overseas Ltd., 4.625%, 09/15/20	984,779	0.1
1,150,000			Voto-Votorantim Overseas Trading Operations NV, 6.625%, 09/25/19	1,351,250	0.2
				10,990,720	1.4
			Cayman Islands: 0.2%
665,000		#	Sable International Finance Ltd., 8.750%, 02/01/20	758,100	0.1
750,000			Seagate HDD Cayman, 6.875%, 05/01/20	817,500	0.1
				1,575,600	0.2
			Chile: 0.6%
750,000		#	Automotores Gildemeister SA, 6.750%, 01/15/23	778,125	0.1
450,000		#	Corp Nacional del Cobre de Chile, 4.250%, 07/17/42	433,274	0.1
912,000			Empresa Nacional del Petroleo, 4.750%, 12/06/21	964,715	0.1
970,000			Empresa Nacional del Petroleo, 5.250%, 08/10/20	1,060,544	0.1
1,800,000		#	Telefonica Chile SA, 3.875%, 10/12/22	1,807,769	0.2
				5,044,427	0.6
			China: 0.1%
600,000		#	China Resources Gas Group Ltd, 4.500%, 04/05/22	653,654	0.1
250,000		#	Mega Advance Investments Ltd., 6.375%, 05/12/41	310,356	0.0
				964,010	0.1
			Colombia: 0.3%
1,500,000		#	Colombia Telecomunicaciones SA ESP, 5.375%, 09/27/22	1,511,250	0.2
719,000		#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	819,660	0.1
				2,330,910	0.3
			Croatia: 0.3%
2,400,000		#	Hrvatska Elektroprivreda, 6.000%, 11/09/17	2,582,400	0.3

			Dominican Republic: 0.3%
1,000,000		#	Banco de Reservas de LA Republica Dominicana, 7.000%, 02/01/23	1,017,500	0.1
DOP	50,000,000		Dominican Republic International Bond, 14.000%, 10/18/19	1,250,498	0.2
				2,267,998	0.3

			Hong Kong: 0.2%
1,500,000		#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	1,582,500	0.2

			India: 0.6%
2,300,000		#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	2,420,278	0.3
1,000,000		#	Reliance Holdings USA, Inc., 5.400%, 02/14/22	1,111,739	0.1
1,392,000		#	Reliance Industries Ltd., 5.875%, 12/31/49	1,311,960	0.2
				4,843,977	0.6
			Ireland: 0.0%
250,000		#	Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc., 7.375%, 10/15/17	275,937	0.0

			Italy: 0.2%
914,000			Telecom Italia Capital S.A., 5.250%, 11/15/13	940,325	0.1
277,000			Telecom Italia Capital SA, 6.175%, 06/18/14	294,208	0.1
				1,234,533	0.2
			Kazakhstan: 0.3%
1,250,000		#	Development Bank of Kazakhstan JSC, 4.125%, 12/10/22	1,284,375	0.2

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2013 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Kazakhstan (continued)
670,000		#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	$837,500	0.1
				2,121,875	0.3
			Mexico: 2.2%
2,300,000		#	BBVA Bancomer SA/Texas, 6.750%, 09/30/22	2,685,250	0.3
359,000		#	Comision Federal de Electricidad, 5.750%, 02/14/42	402,080	0.1
1,175,000		#	Mexichem SAB de CV, 4.875%, 09/19/22	1,241,094	0.2
300,000			Pemex Project Funding Master Trust, 6.625%, 06/15/35	363,750	0.0
720,000			Pemex Project Funding Master Trust, 6.625%, 06/15/38	873,000	0.1
514,000		#	Petroleos Mexicanos, 3.500%, 01/30/23	505,005	0.1
642,000			Petroleos Mexicanos, 5.500%, 01/21/21	739,905	0.1
222,000			Petroleos Mexicanos, 5.500%, 06/27/44	228,660	0.0
636,000			Petroleos Mexicanos, 6.500%, 06/02/41	752,070	0.1
MXN	82,400,000	#	Petroleos Mexicanos, 7.650%, 11/24/21	7,258,427	0.9
550,000			Petroleos Mexicanos, 8.000%, 05/03/19	706,750	0.1
1,585,000			Sigma Alimentos SA de CV, 5.625%, 04/14/18	1,806,900	0.2
				17,562,891	2.2
			Netherlands: 0.3%
325,000		#	Carlson Wagonlit BV, 6.875%, 06/15/19	346,125	0.0
1,133,000			Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	1,261,648	0.2
550,000			LyondellBasell Industries NV, 6.000%, 11/15/21	649,000	0.1
				2,256,773	0.3
			Nigeria: 2.0%
NGN	1,700,000		Nigeria Government Bond, 10/10/13	10,066	0.0
NGN	294,145,000		Nigeria Treasury Bill, 10/24/13	1,730,580	0.2
NGN	539,000,000		Nigeria Treasury Bill, 05/02/13	3,341,708	0.4
NGN	1,696,687,000		Nigeria Treasury Bill, 05/09/13	10,495,245	1.4
				15,577,599	2.0
			Paraguay: 0.4%
2,600,000		#	Telefonica Celular del Paraguay SA, 6.750%, 12/13/22	2,827,500	0.4

			Peru: 0.5%
2,000,000		#	Ajecorp BV, 6.500%, 05/14/22	2,210,000	0.3
2,000,000		#	El Fondo MIVIVIENDA SA, 3.500%, 01/31/23	1,990,000	0.2
				4,200,000	0.5
			Russia: 2.5%
RUB	155,100,000		AHML Finance, 7.750%, 02/13/18	5,167,933	0.7
1,100,000		#	Brunswick Rail Finance Ltd., 6.500%, 11/01/17	1,181,125	0.1
2,000,000		#	Credit Bank of Moscow Via CBOM Finance PLC, 7.700%, 02/01/18	2,017,400	0.3
1,150,000		#	EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.125%, 12/12/17	1,187,375	0.1
400,000		#	Gazprom OAO Via Gaz Capital SA, 5.999%, 01/23/21	452,500	0.1
1,300,000		#	Rosneft Oil Co. via Rosneft International Finance Ltd., 4.199%, 03/06/22	1,303,250	0.2
750,000			Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.298%, 12/27/17	808,125	0.1
2,400,000		#	Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.298%, 12/27/17	2,586,000	0.3
800,000			Russian Railways via RZD Capital PLC, 5.700%, 04/05/22	907,000	0.1
1,375,000		#	Sberbank of Russia Via SB Capital SA, 5.125%, 10/29/22	1,388,750	0.2
1,200,000		#	Sibur Securities Ltd., 3.914%, 01/31/18	1,196,883	0.1
1,400,000		#	VTB Bank OJSC Via VTB Capital SA, 6.950%, 10/17/22	1,488,200	0.2
				19,684,541	2.5
			South Africa: 0.4%
100,000			AngloGold Ashanti Holdings PLC, 5.125%, 08/01/22	101,630	0.0
3,084,000		#	Transnet SOC Ltd., 4.000%, 07/26/22	3,080,916	0.4
				3,182,546	0.4
			South Korea: 0.2%
700,000		#	Hyundai Capital America, 4.000%, 06/08/17	752,006	0.1

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		South Korea (continued)
492,000	#	Korea Gas Corp., 6.250%, 01/20/42	$641,244	0.1
			1,393,250	0.2
		Thailand: 0.1%
400,000	#	Thai Oil PCL, 3.625%, 01/23/23	396,788	0.1

		Trinidad And Tobago: 0.2%
1,295,958		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	1,436,570	0.2

		Turkey: 0.4%
1,700,000	#	Turkiye Is Bankasi, 6.000%, 10/24/22	1,793,500	0.2
1,400,000	#	Turkiye Vakiflar Bankasi Tao, 6.000%, 11/01/22	1,459,500	0.2
			3,253,000	0.4
		United Arab Emirates: 0.6%
1,100,000	#	Abu Dhabi National Energy Co., 2.500%, 01/12/18	1,102,750	0.1
1,080,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	1,266,300	0.2
732,000	#	Dolphin Energy Ltd., 5.500%, 12/15/21	845,460	0.1
1,611,000	#	IPIC GMTN Ltd., 5.500%, 03/01/22	1,876,815	0.2
			5,091,325	0.6
		United Kingdom: 0.3%
627,000	#	Barclays Bank PLC, 6.050%, 12/04/17	703,049	0.1
250,000	#	Ineos Finance PLC, 8.375%, 02/15/19	274,688	0.0
300,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	322,125	0.0
325,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	354,250	0.1
665,000	#	Lloyds TSB Bank PLC, 6.500%, 09/14/20	739,529	0.1
			2,393,641	0.3
		United States: 14.5%
1,201,000		ACE INA Holdings, Inc., 5.900%, 06/15/19	1,484,610	0.2
565,000		AES Corp., 8.000%, 10/15/17	655,400	0.1
1,578,000		American International Group, Inc., 6.400%, 12/15/20	1,935,297	0.2
426,000	#	Allegheny Energy Supply Co., LLC, 5.750%, 10/15/19	479,060	0.1
625,000		Alpha Natural Resources, Inc., 6.250%, 06/01/21	562,500	0.1
132,000		Altria Group, Inc., 9.250%, 08/06/19	182,524	0.0
847,000		American Express Credit Corp., 2.750%, 09/15/15	885,708	0.1
1,871,000		American Express Credit Corp., 5.125%, 08/25/14	1,998,466	0.3
1,587,000		Anheuser-Busch InBev Worldwide, Inc., 1.375%, 07/15/17	1,594,449	0.2
2,040,000		AT&T, Inc., 2.500%, 08/15/15	2,124,884	0.3
1,722,000		AT&T, Inc., 5.350%, 09/01/40	1,895,345	0.2
200,000		Bank of America Corp., 5.420%, 03/15/17	218,939	0.0
1,550,000		Bank of America Corp., 5.625%, 07/01/20	1,800,697	0.2
650,000		BB&T Corp., 5.700%, 04/30/14	691,402	0.1
1,403,000		Berkshire Hathaway, Inc., 4.500%, 02/11/43	1,396,232	0.2
65,000		Brocade Communications Systems, Inc., 6.625%, 01/15/18	67,316	0.0
500,000		Brocade Communications Systems, Inc., 6.875%, 01/15/20	548,750	0.1
1,000,000		Cablevision Systems Corp., 8.000%, 04/15/20	1,135,000	0.1
900,000		Case New Holland, Inc., 7.875%, 12/01/17	1,068,750	0.1
845,000		CF Industries, Inc., 6.875%, 05/01/18	1,030,723	0.1
275,000		Chesapeake Energy Corp., 6.625%, 08/15/20	303,188	0.0
520,000		Chesapeake Midstream Partners L.P. / CHKM Finance Corp., 6.125%, 07/15/22	555,100	0.1
250,000	#	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	248,750	0.0
500,000		Chesapeake Energy Corp., 6.125%, 02/15/21	537,500	0.1
848,000		Citigroup, Inc., 5.000%, 09/15/14	893,483	0.1
639,000		Citigroup, Inc., 6.010%, 01/15/15	696,431	0.1
304,000		Citigroup, Inc., 8.500%, 05/22/19	405,959	0.1
1,923,000		Comcast Corp., 5.700%, 05/15/18	2,294,008	0.3
718,000		Comcast Corp., 6.550%, 07/01/39	906,817	0.1

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2013 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
64,000			Commonwealth Edison Co., 4.700%, 04/15/15	$69,365	0.0
1,000,000			Constellation Brands, Inc., 7.250%, 05/15/17	1,158,750	0.1
500,000			Crosstex Energy L.P. / Crosstex Energy Finance Corp., 8.875%, 02/15/18	539,375	0.1
831,000			CVS Caremark Corp., 6.125%, 09/15/39	1,049,066	0.1
1,916,000			Devon Energy Corp., 5.600%, 07/15/41	2,155,222	0.3
443,000			DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc., 3.500%, 03/01/16	469,927	0.1
624,000			Discover Bank/Greenwood DE, 7.000%, 04/15/20	768,140	0.1
500,000			DPL, Inc., 6.500%, 10/15/16	527,500	0.1
1,266,000			eBay, Inc., 2.600%, 07/15/22	1,255,706	0.2
411,000			Enbridge Energy Partners, 9.875%, 03/01/19	557,605	0.1
246,000			Energy Transfer Partners, 9.700%, 03/15/19	332,701	0.0
2,157,000			Entergy Corp., 5.125%, 09/15/20	2,328,296	0.3
438,000			Entergy Texas, Inc., 7.125%, 02/01/19	543,526	0.1
597,000			Enterprise Products Operating, LLC, 6.450%, 09/01/40	726,252	0.1
651,000			Fifth Third Bancorp., 8.250%, 03/01/38	916,265	0.1
1,058,000			First Horizon National Corp., 5.375%, 12/15/15	1,157,932	0.1
500,000			Ford Motor Credit Co., LLC, 8.125%, 01/15/20	631,617	0.1
500,000			Ford Motor Credit Co., LLC, 5.000%, 05/15/18	549,423	0.1
600,000		#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	652,500	0.1
933,000			General Dynamics Corp., 2.250%, 11/15/22	890,278	0.1
605,000			General Electric Capital Corp., 2.250%, 11/09/15	625,994	0.1
2,493,000			General Electric Capital Corp., 4.375%, 09/16/20	2,759,053	0.3
1,601,000			General Electric Co., 2.700%, 10/09/22	1,581,045	0.2
1,566,000			Goldman Sachs Group, Inc., 5.250%, 07/27/21	1,771,904	0.2
1,233,000			Hartford Financial Services Group, Inc., 6.625%, 03/30/40	1,525,591	0.2
735,000			HCA, Inc., 7.250%, 09/15/20	817,688	0.1
1,145,000			HCP, Inc., 2.625%, 02/01/20	1,144,053	0.1
1,700,000			Hewlett-Packard Co., 2.600%, 09/15/17	1,666,865	0.2
822,000			HSBC USA, Inc., 5.000%, 09/27/20	892,094	0.1
991,000		#	Hyatt Hotels Corp., 6.875%, 08/15/19	1,161,197	0.1
430,000			Indiana Michigan Power, 7.000%, 03/15/19	541,070	0.1
1,616,000			Intel Corp., 4.250%, 12/15/42	1,579,785	0.2
680,000			Jabil Circuit, Inc., 7.750%, 07/15/16	797,300	0.1
2,036,000			JPMorgan Chase & Co., 4.400%, 07/22/20	2,251,427	0.3
250,000			JPMorgan Chase Bank NA, 5.875%, 06/13/16	285,225	0.0
500,000		#	Kinder Morgan Finance Co., LLC, 6.000%, 01/15/18	553,756	0.1
1,154,000			Kraft Foods, Inc., 6.500%, 08/11/17	1,397,420	0.2
862,000			Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	795,751	0.1
GBP	2,841,000		MBNA Credit Card Master Note Trust, 6.100%, 05/17/13	4,567,196	0.6
885,000			Mediacom LLC / Mediacom Capital Corp., 7.250%, 02/15/22	969,075	0.1
581,000			Merrill Lynch & Co., Inc., 6.050%, 05/16/16	645,957	0.1
1,184,000			MetLife, Inc., 3.048%, 12/15/22	1,175,981	0.1
464,000			Metropolitan Edison, 7.700%, 01/15/19	587,058	0.1
1,148,000			Morgan Stanley, 4.100%, 01/26/15	1,203,047	0.2
535,000			Morgan Stanley, 7.300%, 05/13/19	655,790	0.1
370,000			MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	398,675	0.1
1,314,000			NBCUniversal Media, LLC, 2.875%, 04/01/16	1,380,312	0.2
711,000			Nevada Power Co., 7.125%, 03/15/19	902,912	0.1
774,000			News America, Inc., 6.900%, 03/01/19	979,401	0.1
252,000			Nisource Finance Corp., 6.125%, 03/01/22	300,696	0.0

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
2,334,000		Oracle Corp., 5.375%, 07/15/40	$2,850,094	0.4
735,000		Plains Exploration & Production Co., 7.625%, 04/01/20	830,550	0.1
963,000		PNC Financial Services Group, Inc., 2.854%, 11/09/22	950,525	0.1
598,000		Qwest Corp., 6.500%, 06/01/17	695,768	0.1
750,000		Rent-A-Center, Inc./TX, 6.625%, 11/15/20	820,313	0.1
800,000		Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu, 7.125%, 04/15/19	858,000	0.1
1,100,000	#	Sealed Air Corp., 8.375%, 09/15/21	1,267,750	0.2
554,000		Sempra Energy, 6.500%, 06/01/16	647,774	0.1
645,000		SLM Corp., 8.000%, 03/25/20	749,813	0.1
300,000		Smithfield Foods, Inc., 7.750%, 07/01/17	348,750	0.0
476,000		Southwestern Electric Power, 5.550%, 01/15/17	533,321	0.1
500,000		SPX Corp., 6.875%, 09/01/17	561,250	0.1
2,078,000		St. Jude Medical, Inc., 2.500%, 01/15/16	2,149,859	0.3
291,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 08/01/21	318,645	0.0
1,374,000		Symantec Corp., 4.200%, 09/15/20	1,440,732	0.2
950,000		Tenet Healthcare Corp., 10.000%, 05/01/18	1,107,938	0.1
633,000		The Bank of New York Mellon Corp., 3.550%, 09/23/21	679,433	0.1
937,000		Time Warner Cable, Inc., 6.750%, 06/15/39	1,141,727	0.1
1,421,000		Time Warner, Inc., 6.500%, 11/15/36	1,725,570	0.2
765,000		Time Warner Cable, Inc., 5.875%, 11/15/40	850,649	0.1
479,000		Transcontinental Gas Pipe Line Co. LLC, 6.050%, 06/15/18	581,598	0.1
1,325,000	#	Turlock Corp., 4.150%, 11/02/42	1,288,521	0.2
400,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	426,000	0.1
720,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	777,600	0.1
1,508,000		Verizon Communications, Inc., 2.450%, 11/01/22	1,448,517	0.2
1,660,000		Viacom, Inc., 6.125%, 10/05/17	1,972,883	0.2
1,136,000		Walgreen Co., 3.100%, 09/15/22	1,133,353	0.1
1,010,000		WellPoint, Inc., 3.300%, 01/15/23	1,013,401	0.1
1,626,000		Wells Fargo & Co., 3.676%, 06/15/16	1,762,218	0.2
800,000		Windstream Corp., 7.000%, 03/15/19	820,000	0.1
257,000		Xerox Corp., 4.250%, 02/15/15	270,782	0.0
735,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	819,525	0.1
			114,632,911	14.5
		Venezuela: 0.6%
3,528,700		Petroleos de Venezuela SA, 9.000%, 11/17/21	3,369,908	0.4
1,567,100		Petroleos de Venezuela SA, 9.750%, 05/17/35	1,492,663	0.2
			4,862,571	0.6

		Total Corporate Bonds/Notes
		(Cost $222,258,753)	235,705,593	29.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 7.4%
		United States: 7.4%
1,685,000	#	American General Mortgage Loan Trust, 5.750%, 09/25/48	1,805,990	0.2
1,730,000		Banc of America Commercial Mortgage Trust 2007-3, 5.593%, 06/10/49	1,640,901	0.2
241,652		Banc of America Funding Corp., 5.750%, 11/25/35	242,929	0.0
1,675,588		Banc of America Alternative Loan Trust, 4.750%, 02/25/19	1,688,817	0.2
196,783		Banc of America Funding Corp., 5.750%, 10/25/35	198,054	0.0
710,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.189%, 09/10/47	761,910	0.1
905,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.322%, 07/10/43	929,574	0.1
2,030,000	#	BB-UBS Trust, 2.892%, 06/05/30	2,053,944	0.3

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
1,046,148		Bear Stearns Adjustable Rate Mortgage Trust, 2.632%, 08/25/35	$1,054,733	0.1
2,644,200	#	Bear Stearns Commercial Mortgage Securities, 5.483%, 07/11/42	2,714,263	0.3
1,033,000	#	Bear Stearns Commercial Mortgage Securities, 5.573%, 04/12/38	1,051,222	0.1
1,432,705		Chase Mortgage Finance Corp., 5.179%, 12/25/35	1,412,080	0.2
5,483,632	^	Commercial Mortgage Pass Through Certificates, 1.952%, 12/10/45	677,479	0.1
8,071,156	^	Commercial Mortgage Pass Through Certificates, 2.258%, 05/15/45	1,132,239	0.1
5,960,000	^	Commercial Mortgage Pass Through Certificates, 1.821%, 01/10/46	672,419	0.1
5,959,364	^	Commercial Mortgage Pass Through Certificates, 2.027%, 10/15/45	796,265	0.1
1,584,964	#	Credit Suisse Mortgage Capital Certificates, 4.849%, 07/27/37	1,607,055	0.2
518,330		Credit Suisse Mortgage Capital Certificates, 5.589%, 09/15/40	517,374	0.1
660,000	#	CSMC Series 2009-RR3, 5.342%, 12/15/43	756,169	0.1
199,765		CW Capital Cobalt Ltd., 5.723%, 05/15/46	199,658	0.0
543,156	#	First Union National Bank Commercial Mortgage, 6.000%, 12/12/33	545,734	0.1
496,815		GE Capital Commercial Mortgage Corp., 4.839%, 05/10/43	498,890	0.1
6,057,787	^	GS Mortgage Securities Corp. II, 2.411%, 11/10/45	917,650	0.1
1,850,000	#	GS Mortgage Securities Corp. II, 3.007%, 12/10/30	1,868,327	0.2
1,630,000	#	Heller Financial Commercial Mortgage Asset, 6.500%, 05/15/31	1,667,750	0.2
5,440,000	#, ^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.361%, 12/15/47	157,135	0.0
9,235,341	^	JP Morgan Chase Commercial Mortgage Securities Corp., 1.958%, 12/15/47	1,139,335	0.1
220,668		JP Morgan Chase Commercial Mortgage Securities Corp., 4.903%, 10/15/42	220,520	0.0
111,043		JP Morgan Chase Commerical Mortgage Securities Corp., 5.247%, 01/12/43	111,859	0.0
411,146	#	JPMorgan Chase Commerical Mortgage Securities Corp., 6.135%, 07/12/37	412,144	0.1
454,581		JPMorgan Mortgage Trust, 5.276%, 07/25/35	457,186	0.1
637,000		LB-UBS Commercial Mortgage Trust, 4.943%, 10/15/36	638,927	0.1
660,000	#	LB-UBS Commercial Mortgage Trust, 5.032%, 10/15/36	656,493	0.1
453,000	#	LB-UBS Commercial Mortgage Trust, 5.246%, 02/15/40	399,598	0.1
1,767,165		LB-UBS Commercial Mortgage Trust, 5.300%, 11/15/38	1,863,241	0.2
1,570,000		LB-UBS Commercial Mortgage Trust, 5.886%, 06/15/38	1,587,203	0.2
850,000		LB-UBS Commercial Mortgage Trust 2005-C3, 5.013%, 07/15/40	693,378	0.1
1,151,973		Merrill Lynch Mortgage Investors, Inc., 5.250%, 08/25/36	1,164,793	0.2
1,097,373		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.331%, 03/12/51	1,128,590	0.1
1,520,000		Morgan Stanley Capital I, Inc., 5.397%, 06/15/38	1,578,677	0.2
1,390,000		Morgan Stanley Capital I, Inc., 5.592%, 04/12/49	1,498,195	0.2
560,000		Morgan Stanley Capital I, 5.172%, 08/13/42	563,030	0.1
1,310,000		Morgan Stanley Capital I, 5.302%, 01/14/42	1,339,687	0.2
1,330,000	#	Morgan Stanley Capital I, 5.423%, 01/13/41	1,350,698	0.2
1,517,644		Morgan Stanley Capital I, 5.592%, 04/12/49	1,564,322	0.2
2,650,000	#	Morgan Stanley Reremic Trust, 5.843%, 12/17/43	2,711,736	0.3

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2013 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
920,000		#	Morgan Stanley Capital I, 5.254%, 09/15/47	$1,006,247	0.1
370,000		#	Motel 6 Trust, 1.948%, 10/05/25	372,805	0.1
960,000		#	RBSCF Trust, 5.305%, 01/16/49	988,169	0.1
487,546			Structured Adjustable Rate Mortgage Loan Trust, 5.343%, 11/25/34	489,107	0.1
946,639			Structured Asset Securities Corp., 4.550%, 02/25/34	959,001	0.1
11,938,209		#, ^	UBS-Barclays Commercial Mortgage Trust, 2.202%, 08/10/49	1,695,339	0.2
11,226,042		#, ^	Wells Fargo Commercial Mortgage Trust, 2.161%, 10/15/45	1,544,840	0.2
5,234,391		#, ^	Wells Fargo Mortgage Backed Securities Trust, 2.253%, 08/15/45	713,076	0.1
435,000			Wells Fargo Mortgage Backed Securities Trust, 5.000%, 11/25/36	449,655	0.1
138,362			Wells Fargo Mortgage Backed Securities Trust, 5.232%, 05/25/35	138,818	0.0
1,533,298			Wells Fargo Mortgage-Backed Securities Trust, 5.327%, 08/25/35	1,551,802	0.2

			Total Collateralized Mortgage Obligations
			(Cost $57,459,999)	58,557,032	7.4

FOREIGN GOVERNMENT BONDS: 36.1%
			Angola: 0.1%
1,000,000			Republic of Angola Via Northern Lights III BV, 7.000%, 08/16/19	1,131,250	0.1

			Argentina: 0.1%
1,996,475			Argentina Government International Bond, 2.500%, 12/31/38	673,810	0.1
437,523			Argentina Government International Bond, 8.280%, 12/31/33	278,921	0.0
				952,731	0.1
			Aruba: 0.1%
470,000		#	Aruba Government Bond, 4.625%, 09/14/23	489,740	0.1

			Austria: 0.9%
EUR	4,940,000	#	Austria Government Bond, 3.200%, 02/20/17	7,359,513	0.9

			Belarus: 0.1%
650,000			Republic of Belarus, 8.950%, 01/26/18	699,563	0.1

			Belize: 0.0%
200,000		±	Belize Government International Bond, 8.500%, 02/20/29	115,000	0.0

			Brazil: 7.2%
BRL	101,729,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	52,273,442	6.6
4,519,000			Brazilian Government International Bond, 2.625%, 01/05/23	4,406,025	0.6
				56,679,467	7.2
			Canada: 1.0%
CAD	5,560,000		Canadian Government Bond, 1.500%, 03/01/17	5,582,186	0.7
CAD	1,950,000		Canadian Government Bond, 4.000%, 06/01/41	2,516,290	0.3
				8,098,476	1.0
			Colombia: 0.6%
2,200,000			Colombia Government International Bond, 2.625%, 03/15/23	2,117,500	0.3
500,000			Colombia Government International Bond, 7.375%, 03/18/19	645,750	0.1
1,179,000			Colombia Government International Bond, 8.125%, 05/21/24	1,727,235	0.2
				4,490,485	0.6
			Costa Rica: 0.1%
550,000		#	Costa Rica Government International Bond, 4.250%, 01/26/23	566,500	0.1
200,000			Costa Rica Government International Bond, 9.995%, 08/01/20	283,000	0.0
				849,500	0.1
			Croatia: 0.1%
520,000			Croatia Government International Bond, 6.375%, 03/24/21	590,200	0.1

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2013 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Dominican Republic: 0.9%
DOP	158,000,000	#	Dominican Republic International Bond, 14.000%, 10/18/19	$3,951,572	0.5
DOP	116,000,000		Dominican Republic International Bond, 15.500%, 04/19/19	3,025,420	0.4
				6,976,992	0.9
			Egypt: 0.1%
780,000			Egypt Government International Bond, 6.875%, 04/30/40	739,050	0.1

			El Salvador: 0.2%
185,000		#	El Salvador Government International Bond, 5.875%, 01/30/25	196,562	0.0
927,000			El Salvador Government International Bond, 7.650%, 06/15/35	1,096,178	0.2
				1,292,740	0.2

			Germany: 1.3%
EUR	2,770,000		Bundesrepublik Deutschland, 1.500%, 09/04/22	3,717,394	0.5
EUR	2,910,000		Bundesrepublik Deutschland, 4.000%, 01/04/18	4,573,172	0.6
EUR	1,450,000		Bundesrepublik Deutschland, 2.500%, 07/04/44	2,018,575	0.2
				10,309,141	1.3
			Ghana: 0.1%
695,000			Republic of Ghana, 8.500%, 10/04/17	811,413	0.1

			Hungary: 2.7%
1,494,000			Hungary Government International Bond, 6.375%, 03/29/21	1,635,930	0.2
HUF	3,368,410,000		Hungary Government International Bond, 7.000%, 06/24/22	16,474,827	2.1
	214,000		Hungary Government International Bond, 7.625%, 03/29/41	250,915	0.0
HUF	727,500,000		Hungary Government International Bond, 6.000%, 11/24/23	3,304,957	0.4
				21,666,629	2.7
			Indonesia: 0.6%
1,300,000			Indonesia Government International Bond, 5.250%, 01/17/42	1,444,625	0.2
2,200,000			Indonesia Government International Bond, 11.625%, 03/04/19	3,289,000	0.4
				4,733,625	0.6
			Iraq: 0.1%
950,000			Republic of Iraq, 5.800%, 01/15/28	919,125	0.1

			Ireland: 1.3%
EUR	7,140,000		Ireland Government Bond, 5.400%, 03/13/25	10,269,951	1.3

			Italy: 3.5%
EUR	2,000,000		Italy Buoni Poliennali Del Tesoro, 5.500%, 11/01/22	2,982,797	0.4
EUR	16,388,000		Italy Buoni Poliennali Del Tesoro, 5.500%, 09/01/22	24,514,222	3.1
				27,497,019	3.5
			Ivory Coast: 0.2%
1,540,000		±	Ivory Coast Government International Bond, 5.750%, 12/31/32	1,482,250	0.2

			Latvia: 0.3%
2,600,000		#	Republic of Latvia, 2.750%, 01/12/20	2,554,500	0.3

			Lebanon: 0.3%
1,750,000			Lebanon Government International Bond, 6.100%, 10/04/22	1,798,125	0.2
405,000			Lebanon Government International Bond, 8.250%, 04/12/21	472,838	0.1
				2,270,963	0.3
			Lithuania: 0.3%
1,074,000		#	Lithuania Government International Bond, 5.125%, 09/14/17	1,201,538	0.2
600,000			Lithuania Government International Bond, 6.625%, 02/01/22	749,250	0.1
255,000		#	Lithuania Government International Bond, 6.625%, 02/01/22	318,431	0.0
				2,269,219	0.3
			Mongolia: 0.0%
400,000		#	Mongolia Government International Bond, 5.125%, 12/05/22	386,000	0.0

			Morocco: 0.2%
500,000			Morocco Government International Bond, 4.250%, 12/11/22	512,500	0.1

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2013 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Morocco (continued)
1,000,000		#	Morocco Government International Bond, 4.250%, 12/11/22	$1,025,000	0.1
				1,537,500	0.2
			Namibia: 0.1%
800,000			Namibia International Bonds, 5.500%, 11/03/21	896,000	0.1

			Netherlands: 1.7%
EUR	8,650,000	#	Netherlands Government Bond, 4.500%, 07/15/17	13,602,941	1.7

			Nigeria: 0.0%
200,000			Nigeria Government International Bond, 6.750%, 01/28/21	240,000	0.0

			Panama: 0.2%
1,245,000			Panama Government International Bond, 6.700%, 01/26/36	1,677,637	0.2
181,000			Panama Government International Bond, 8.875%, 09/30/27	281,455	0.0
				1,959,092	0.2
			Paraguay: 0.1%
800,000		#	Republic of Paraguay, 4.625%, 01/25/23	796,000	0.1

			Peru: 0.2%
1,073,000			Peruvian Government International Bond, 5.625%, 11/18/50	1,266,140	0.2

			Philippines: 0.6%
3,779,000			Philippine Government International Bond, 4.000%, 01/15/21	4,175,795	0.5
711,000			Philippine Government International Bond, 6.375%, 01/15/32	926,077	0.1
				5,101,872	0.6
			Poland: 0.3%
1,498,000			Poland Government International Bond, 3.000%, 03/17/23	1,453,060	0.2
495,000			Poland Government International Bond, 5.000%, 03/23/22	570,487	0.1
				2,023,547	0.3
			Republic Of Serbia: 0.2%
1,070,000		#	Republic of Serbia, 5.250%, 11/21/17	1,128,850	0.2
200,000			Republic of Serbia, 7.250%, 09/28/21	233,250	0.0
				1,362,100	0.2
			Romania: 0.1%
828,000			Romanian Government International Bond, 6.750%, 02/07/22	1,000,000	0.1

			Russia: 3.4%
RUB	330,333,000		Russian Federal Bond - OFZ, 8.150%, 02/03/27	12,241,099	1.5
600,000		#	Russian Foreign Bond - Eurobond, 3.250%, 04/04/17	637,500	0.1
400,000			Russian Foreign Bond - Eurobond, 5.625%, 04/04/42	470,000	0.1
1,123,750			Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	1,406,935	0.2
RUB	201,000,000		Russian Federal Bond - OFZ, 7.050%, 01/19/28	6,784,386	0.8
RUB	164,961,000		Russian Federal Bond - OFZ, 7.000%, 01/25/23	5,644,632	0.7
				27,184,552	3.4
			Slovenia: 0.1%
750,000			Slovenia Government International Bond, 5.500%, 10/26/22	779,063	0.1

			South Africa: 3.3%
ZAR	167,271,900		South Africa Government Bond, 6.250%, 03/31/36	14,974,014	1.9
ZAR	96,786,800		South Africa Government Bond, 8.750%, 02/28/48	11,326,813	1.4
				26,300,827	3.3
			South Korea: 0.1%
500,000		#	Korea Housing Finance Corp., 4.125%, 12/15/15	541,188	0.1

			Sri Lanka: 0.1%
833,000		#	Sri Lanka Government International Bond, 5.875%, 07/25/22	882,980	0.1

			Thailand: 1.4%
THB	180,400,000		Thailand Government Bond, 3.580%, 12/17/27	5,757,736	0.7
THB	97,027,000		Thailand Government Bond, 3.775%, 06/25/32	3,075,239	0.4
THB	51,500,000		Thailand Government Bond, 4.750%, 12/20/24	1,888,446	0.3
				10,721,421	1.4
			Turkey: 0.8%
1,049,000			Turkey Government International Bond, 6.250%, 09/26/22	1,282,402	0.2

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2013 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Turkey (continued)
3,652,000			Turkey Government International Bond, 7.375%, 02/05/25	$4,815,162	0.6
				6,097,564	0.8
			Ukraine: 0.3%
2,350,000			Ukraine Government International Bond, 9.250%, 07/24/17	2,567,375	0.3

			United Kingdom: 0.4%
GBP	30,000		United Kingdom Gilt, 4.500%, 12/07/42	58,242	0.0
GBP	1,710,000		United Kingdom Gilt, 1.000%, 09/07/17	2,714,643	0.4
				2,772,885	0.4
			Uruguay: 0.2%
493,404			Uruguay Government International Bond, 7.625%, 03/21/36	731,471	0.1
327,696		&	Uruguay Government International Bond, 7.875%, 01/15/33	486,629	0.1
				1,218,100	0.2
			Vietnam: 0.1%
550,000			Vietnam Government International Bond, 6.750%, 01/29/20	635,250	0.1

			Zambia: 0.0%
350,000		#	Zambia Government International Bond, 5.375%, 09/20/22	360,062	0.0

			Total Foreign Government Bonds
			(Cost $280,732,449)	285,481,001	36.1

U.S. TREASURY OBLIGATIONS: 13.0%
			U.S. Treasury Bonds: 4.9%
8,054,000			1.625%, due 11/15/22	7,799,800	1.0
33,314,200			2.750%, due 08/15/42	30,706,331	3.9
				38,506,131	4.9
			U.S. Treasury Notes: 8.1%
36,853,000			0.125%, due 12/31/14	36,765,179	4.7
6,661,000			0.375%, due 01/15/16	6,656,317	0.8
8,061,800			0.750%, due 12/31/17	8,020,234	1.0
13,226,000			1.125%, due 12/31/19	13,021,407	1.6
				64,463,137	8.1

			Total U.S. Treasury Obligations
			(Cost $103,833,395)	102,969,268	13.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.2%
			Federal Home Loan Mortgage Corporation: 4.0%##
3,185,624			0.606%, due 08/15/36	3,214,674	0.4
5,611,780			0.656%, due 06/15/37	5,661,952	0.7
14,836,000			1.000%, due 09/29/17	14,923,770	1.9
4,924,608		^	5.000%, due 02/15/40	827,295	0.1
1,008,742			5.500%, due 11/15/32	1,123,440	0.2
12,325,525		^	5.794%, due 05/15/36	1,830,662	0.2
8,718,477		^	5.844%, due 07/15/40	1,583,767	0.2
13,886,347		^	6.444%, due 02/15/41	2,499,543	0.3
				31,665,103	4.0
			Federal National Mortgage Association: 5.8%##
5,295,344			0.824%, due 12/25/36	5,352,809	0.7
6,000,000			1.250%, due 08/22/18	5,968,776	0.7
3,000,000			3.000%, due 01/25/38	3,215,631	0.4
13,128,000		W	3.000%, due 11/25/42	13,486,968	1.7
2,296,758			3.500%, due 12/01/42	2,427,374	0.3
478,292			4.500%, due 12/01/40	515,035	0.1
804,176			4.500%, due 12/01/40	865,954	0.1
864,702			4.500%, due 12/01/40	931,130	0.1
1,421,559			4.500%, due 01/01/41	1,530,765	0.2
1,139,623			4.500%, due 01/01/41	1,227,170	0.1
408,857			4.500%, due 09/01/41	441,033	0.1
8,981,988		^	5.000%, due 05/25/18	660,387	0.1
938,794			5.000%, due 07/25/34	962,893	0.1
1,187,036			5.000%, due 05/01/41	1,291,797	0.2
440,374			5.000%, due 06/01/41	479,239	0.1
781,156			6.000%, due 04/25/33	903,318	0.1
1,148,179			6.000%, due 12/01/37	1,264,530	0.2
4,698,198		^	6.246%, due 02/25/42	1,110,614	0.1
931,821			7.013%, due 08/25/37	1,079,382	0.1
28,591			7.523%, due 06/17/40	29,828	0.0
440,889			23.185%, due 07/25/35	542,628	0.1
1,098,720			32.432%, due 11/25/36	1,775,048	0.2
				46,062,309	5.8
			Government National Mortgage Association: 4.4%
2,648,627			0.725%, due 12/20/38	2,666,531	0.3
21,021,000		W	3.000%, due 03/01/43	21,888,116	2.8
6,228,196		^	4.000%, due 04/20/38	930,625	0.1
13,125,244		^	4.500%, due 12/20/37	1,522,110	0.2
974,674			4.500%, due 08/20/41	1,067,534	0.1
4,219,331		^	5.000%, due 11/20/39	574,389	0.1
9,883,712		^	5.000%, due 10/20/40	1,189,265	0.2
787,940			5.140%, due 10/20/60	900,629	0.1
499,580			5.288%, due 10/20/60	573,383	0.1
130,086			5.500%, due 03/20/39	142,269	0.0
1,296,529			21.385%, due 03/20/37	1,978,235	0.3
641,836			24.546%, due 04/16/37	941,202	0.1
				34,374,288	4.4

			Total U.S. Government Agency Obligations
			(Cost $110,308,149)	112,101,700	14.2

			Total Long-Term Investments
			(Cost $774,592,745)	794,814,594	100.5

SHORT-TERM INVESTMENTS: 6.0%
			Commercial Paper: 0.8%
2,750,000			Pacific Gas and Electric Co., 02/08/13	2,749,870	0.4

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2013 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Commercial Paper (continued)
3,500,000			Volkswagen Credit Inc., 02/06/13	$3,499,842	0.4
				6,249,712	0.8

			Foreign Government Bonds: 4.6%
MYR	1,700,000	Z	Bank Negara Malaysia Monetary Notes, 2.840%, 03/28/13	544,747	0.1
MYR	40,500,000	Z	Bank Negara Malaysia Monetary Notes, 2.800%, 04/23/13	12,952,531	1.6
MYR	13,940,000	Z	Bank Negara Malaysia Monetary Notes, 2.770%, 04/09/13	4,463,286	0.6
MXN	83,477,300	Z	Mexican Cetes, 4.300%, 05/02/13	6,494,889	0.8
MXN	153,535,200	Z	Mexican Cetes, 4.330%, 05/30/13	11,905,239	1.5
				36,360,692	4.6

Shares				Value	Percentage of Net Assets
			Mutual Funds: 0.6%
5,073,000			BlackRock Liquidity Funds, TempFund, Institutional Class
			(Cost $5,073,000)	$5,073,000	0.6

			Total Short-Term Investments
			(Cost $48,142,088)	47,683,404	6.0

			Total Investments in Securities (Cost $822,734,833)	$842,497,998	106.5
			Liabilities in Excess of Other Assets	(51,780,683)	(6.5)
			Net Assets	$790,717,315	100.0

		†	Unless otherwise indicated, principal amount is shown in USD.
		#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
		##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

		&	Payment-in-kind
		W	Settlement is on a when-issued or delayed-delivery basis.
		±	Defaulted security
		^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

		Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		BRL	Brazilian Real
		CAD	Canadian Dollar
		DOP	Dominican Peso
		EUR	EU Euro
		GBP	British Pound
		HUF	Hungarian Forint
		MXN	Mexican Peso
		MYR	Malaysian Ringgit
		NGN	Nigerian Naira
		RUB	Russian Ruble
		THB	Thai Baht
		ZAR	South African Rand

			Cost for federal income tax purposes is $824,497,596.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation	$23,527,842
			Gross Unrealized Depreciation	(5,527,440)
			Net Unrealized Appreciation	$18,000,402

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	36.1%
Financials	8.0
Collateralized Mortgage Obligations	8.0
U.S. Government Agency Obligations	5.8
U.S. Treasury Obligations	5.5
U.S. Treasury Bonds	4.9
Corporate Bonds/Notes	4.8
Energy	4.2
Federal National Mortgage Association	3.4
Federal Home Loan Mortgage Corporation	3.4
U.S. Treasury Notes	2.6
Utilities	2.0
Consumer Discretionary	1.9
Industrials	1.8
Telecommunication Services	1.7
Government National Mortgage Association	1.6
Consumer Staples	1.6
Information Technology	1.5
Health Care	0.9
Materials	0.8
Short-Term Investments	6.0
Liabilities in Excess of Other Assets	(6.5)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2013
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$234,455,095	$1,250,498	$235,705,593
Collateralized Mortgage Obligations	—	58,557,032	—	58,557,032
Short-Term Investments	5,073,000	42,610,404	—	47,683,404
U.S. Treasury Obligations	—	102,969,268	—	102,969,268
U.S. Government Agency Obligations	—	112,101,700	—	112,101,700
Foreign Government Bonds	—	278,504,009	6,976,992	285,481,001
Total Investments, at fair value	$5,073,000	$829,197,508	$8,227,490	$842,497,998
Other Financial Instruments+
Futures	4,208,681	—	—	4,208,681
Forward Foreign Currency Contracts	—	22,920,126	—	22,920,126
Total Assets	$9,281,681	$852,117,634	$8,227,490	$869,626,805
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(7,044,440)	$—	$(7,044,440)
Futures	(1,130,433)	—	—	(1,130,433)
Forward Foreign Currency Contracts	—	(26,584,979)	—	(26,584,979)
Total Liabilities	$(1,130,433)	$(33,629,419)	$—	$(34,759,852)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

At January 31, 2013, the following forward foreign currency contracts were outstanding for the ING Global Bond Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Canadian Dollar	13,400,805	Buy	03/08/13	$13,348,000	$13,426,925	$78,925
Barclays Bank PLC	Canadian Dollar	2,149,319	Buy	03/08/13	2,180,000	2,153,508	(26,492)
Barclays Bank PLC	EU Euro	18,630,123	Buy	03/08/13	24,929,470	25,300,246	370,776
Barclays Bank PLC	Peruvian Nuevo Sol	15,752,628	Buy	03/08/13	6,163,000	6,101,303	(61,697)
Barclays Bank PLC	Brazilian Real	7,898,726	Buy	04/05/13	3,935,000	3,938,826	3,826
Barclays Bank PLC	Mexican Peso	139,606,277	Buy	03/08/13	10,782,496	10,946,096	163,600
Barclays Bank PLC	Polish Zloty	12,760,068	Buy	03/08/13	4,126,000	4,115,495	(10,505)
Barclays Bank PLC	Thai Baht	378,770,845	Buy	03/08/13	12,335,000	12,677,959	342,959
Barclays Bank PLC	South African Rand	28,882,958	Buy	03/08/13	3,368,000	3,215,804	(152,196)
Barclays Bank PLC	Canadian Dollar	7,952,830	Buy	03/08/13	8,064,000	7,968,331	(95,669)
Barclays Bank PLC	Canadian Dollar	6,514,879	Buy	03/08/13	6,594,000	6,527,577	(66,423)
Barclays Bank PLC	British Pound	4,939,023	Buy	04/19/13	7,792,000	7,830,190	38,190
Barclays Bank PLC	EU Euro	3,448,819	Buy	03/08/13	4,490,000	4,683,596	193,596
Barclays Bank PLC	EU Euro	1,239,309	Buy	03/08/13	1,603,523	1,683,017	79,494
Barclays Bank PLC	EU Euro	16,800,177	Buy	03/08/13	21,790,888	22,815,127	1,024,239
Barclays Bank PLC	Norwegian Krone	99,920,151	Buy	04/19/13	17,767,000	18,236,041	469,041
Barclays Bank PLC	Russian Ruble	432,017,630	Buy	04/19/13	14,024,270	14,222,698	198,428
Barclays Bank PLC	British Pound	5,793,145	Buy	04/19/13	9,320,000	9,184,292	(135,708)
Citigroup, Inc.	British Pound	3,611,498	Buy	04/19/13	5,704,000	5,725,569	21,569
Citigroup, Inc.	Australian Dollar	20,248	Buy	03/08/13	21,000	21,067	67
Citigroup, Inc.	Canadian Dollar	2,104,509	Buy	03/08/13	2,089,000	2,108,611	19,611
Citigroup, Inc.	EU Euro	7,914,380	Buy	03/08/13	10,588,000	10,747,957	159,957
Citigroup, Inc.	Canadian Dollar	3,924,003	Buy	03/08/13	3,925,000	3,931,652	6,652
Citigroup, Inc.	EU Euro	1,331,462	Buy	03/08/13	1,776,000	1,808,164	32,164
Citigroup, Inc.	Australian Dollar	4,224,549	Buy	03/08/13	4,446,000	4,395,363	(50,637)
Citigroup, Inc.	Mexican Peso	43,441,402	Buy	03/08/13	3,420,572	3,406,105	(14,467)
Citigroup, Inc.	Australian Dollar	4,290,764	Buy	03/08/13	4,514,000	4,464,256	(49,744)
Citigroup, Inc.	Mexican Peso	71,860,616	Buy	03/08/13	5,676,042	5,634,368	(41,674)
Citigroup, Inc.	Australian Dollar	2,993,852	Buy	03/08/13	3,142,000	3,114,905	(27,095)
Citigroup, Inc.	EU Euro	17,880,245	Buy	03/08/13	23,882,000	24,281,891	399,891
Citigroup, Inc.	Australian Dollar	4,521,737	Buy	03/08/13	4,762,000	4,704,568	(57,432)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2013 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	EU Euro	8,902,900	Buy	03/08/13	$11,723,000	$12,090,395	$367,395
Citigroup, Inc.	EU Euro	4,016,906	Buy	03/08/13	5,326,224	5,455,074	128,850
Citigroup, Inc.	Philippine Peso	264,189,600	Buy	03/08/13	6,484,453	6,493,633	9,180
Citigroup, Inc.	Colombian Peso	831,082,200	Buy	03/08/13	470,000	466,968	(3,032)
Citigroup, Inc.	Malaysian Ringgit	6,727,798	Buy	03/08/13	2,212,000	2,160,744	(51,256)
Citigroup, Inc.	Peruvian Nuevo Sol	5,224,243	Buy	03/08/13	2,048,000	2,023,452	(24,548)
Citigroup, Inc.	Romanian New Leu	29,500,955	Buy	03/08/13	8,767,000	9,096,752	329,752
Citigroup, Inc.	Brazilian Real	15,717,055	Buy	04/05/13	7,866,000	7,837,562	(28,438)
Citigroup, Inc.	EU Euro	2,789,406	Buy	03/08/13	3,685,000	3,788,093	103,093
Citigroup, Inc.	Colombian Peso	14,614,398,300	Buy	03/08/13	8,233,000	8,211,524	(21,476)
Citigroup, Inc.	EU Euro	2,741,404	Buy	03/08/13	3,626,000	3,722,906	96,906
Citigroup, Inc.	Indian Rupee	225,288,483	Buy	03/08/13	4,054,000	4,210,092	156,092
Citigroup, Inc.	Swedish Krona	52,207,277	Buy	04/19/13	8,132,000	8,198,513	66,513
Citigroup, Inc.	Swedish Krona	21,006,502	Buy	04/19/13	3,248,000	3,298,814	50,814
Citigroup, Inc.	Norwegian Krone	33,556,941	Buy	04/19/13	6,048,000	6,124,348	76,348
Citigroup, Inc.	Indian Rupee	1,235,670,075	Buy	03/08/13	22,544,610	23,091,660	547,050
Citigroup, Inc.	Norwegian Krone	46,697,008	Buy	04/19/13	8,373,000	8,522,491	149,491
Citigroup, Inc.	Canadian Dollar	4,620	Buy	03/08/13	4,659	4,630	(29)
Citigroup, Inc.	Polish Zloty	2,628,298	Buy	03/08/13	816,894	847,703	30,809
Citigroup, Inc.	Polish Zloty	857,388	Buy	03/08/13	266,482	276,532	10,050
Citigroup, Inc.	Polish Zloty	64,301	Buy	03/08/13	19,985	20,739	754
Citigroup, Inc.	Polish Zloty	114,906	Buy	03/08/13	35,714	37,061	1,347
Citigroup, Inc.	Norwegian Krone	22,047,221	Buy	04/19/13	3,957,000	4,023,753	66,753
Citigroup, Inc.	Swiss Franc	2,388,867	Buy	04/19/13	2,568,000	2,627,174	59,174
Citigroup, Inc.	British Pound	5,717,487	Buy	04/19/13	9,145,000	9,064,345	(80,655)
Citigroup, Inc.	British Pound	4,845,572	Buy	04/19/13	7,786,000	7,682,035	(103,965)
Citigroup, Inc.	Mexican Peso	75,164,114	Buy	03/08/13	5,766,171	5,893,385	127,214
Citigroup, Inc.	Swiss Franc	549,521	Buy	04/19/13	603,000	604,339	1,339
Citigroup, Inc.	British Pound	7,248,340	Buy	04/19/13	11,692,000	11,491,317	(200,683)
Citigroup, Inc.	British Pound	8,683,015	Buy	04/19/13	13,993,000	13,765,812	(227,188)
Citigroup, Inc.	Canadian Dollar	17,048,490	Buy	03/08/13	17,112,491	17,081,720	(30,771)
Citigroup, Inc.	British Pound	10,001,640	Buy	04/19/13	16,036,000	15,856,324	(179,676)
Citigroup, Inc.	New Zealand Dollar	23,131,821	Buy	04/19/13	19,185,000	19,317,556	132,556
Citigroup, Inc.	New Zealand Dollar	9,886,491	Buy	04/19/13	8,199,747	8,256,282	56,535
Citigroup, Inc.	Swiss Franc	12,310,888	Buy	04/19/13	13,361,053	13,538,992	177,939
Citigroup, Inc.	EU Euro	55,555,284	Buy	03/08/13	72,130,369	75,445,683	3,315,314
Citigroup, Inc.	Hungarian Forint	2,010,237,750	Buy	04/19/13	8,931,147	9,244,840	313,693
Citigroup, Inc.	Israeli New Shekel	8,684,615	Buy	03/08/13	2,181,920	2,338,478	156,558
Citigroup, Inc.	Chinese Yuan	52,653,279	Buy	08/09/13	8,357,000	8,398,176	41,176
Credit Suisse Group AG	Australian Dollar	19,004,026	Buy	03/08/13	19,825,000	19,772,428	(52,572)
Credit Suisse Group AG	Philippine Peso	392,598,403	Buy	03/08/13	9,634,317	9,649,851	15,534
Credit Suisse Group AG	Singapore Dollar	4,805,932	Buy	03/08/13	3,908,018	3,882,952	(25,066)
Credit Suisse Group AG	EU Euro	3,234,590	Buy	03/08/13	4,228,000	4,392,666	164,666
Credit Suisse Group AG	Norwegian Krone	13,189,413	Buy	04/19/13	2,401,000	2,407,149	6,149
Credit Suisse Group AG	Swedish Krona	8,910,457	Buy	04/19/13	1,354,000	1,399,278	45,278
Credit Suisse Group AG	Chilean Peso	982,779,818	Buy	04/19/13	2,060,551	2,063,097	2,546
Credit Suisse Group AG	Danish Krone	11,481,481	Buy	04/19/13	2,019,125	2,091,001	71,876
Credit Suisse Group AG	Malaysian Ringgit	4,616,643	Buy	03/08/13	1,506,000	1,482,711	(23,289)
Credit Suisse Group AG	Canadian Dollar	3,791,177	Buy	03/08/13	3,816,000	3,798,567	(17,433)
Credit Suisse Group AG	South Korean Won	776,350,050	Buy	03/08/13	713,000	711,629	(1,371)
Credit Suisse Group AG	Canadian Dollar	5,890,373	Buy	03/08/13	5,929,000	5,901,854	(27,146)
Credit Suisse Group AG	Mexican Peso	43,651,104	Buy	03/08/13	3,351,000	3,422,548	71,548

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2013 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse Group AG	Colombian Peso	14,418,007,000	Buy	03/08/13	$7,883,000	$8,101,175	$218,175
Credit Suisse Group AG	South Korean Won	518,952,150	Buy	03/08/13	477,000	475,689	(1,311)
Credit Suisse Group AG	Canadian Dollar	19,732,240	Buy	03/08/13	19,808,701	19,770,701	(38,000)
Credit Suisse Group AG	Japanese Yen	7,846,699,701	Buy	03/08/13	95,627,086	85,824,659	(9,802,427)
Credit Suisse Group AG	Turkish Lira	12,204,738	Buy	03/08/13	6,687,058	6,913,111	226,053
Deutsche Bank AG	Brazilian Real	39,176,088	Buy	04/05/13	19,036,000	19,535,786	499,786
Deutsche Bank AG	EU Euro	5,798,821	Buy	03/08/13	7,869,000	7,874,967	5,967
Deutsche Bank AG	Mexican Peso	200,488,608	Buy	03/08/13	15,732,000	15,719,691	(12,309)
Deutsche Bank AG	EU Euro	9,039,989	Buy	03/08/13	12,169,000	12,276,566	107,566
Deutsche Bank AG	Australian Dollar	746,550	Buy	03/08/13	781,000	776,735	(4,265)
Deutsche Bank AG	Australian Dollar	4,376,197	Buy	03/08/13	4,600,000	4,553,143	(46,857)
Deutsche Bank AG	Canadian Dollar	3,298,548	Buy	03/08/13	3,345,000	3,304,977	(40,023)
Deutsche Bank AG	Romanian New Leu	23,794,843	Buy	03/08/13	7,249,000	7,337,246	88,246
Deutsche Bank AG	Polish Zloty	20,614,227	Buy	03/08/13	6,662,000	6,648,692	(13,308)
Deutsche Bank AG	Australian Dollar	2,933,024	Buy	03/08/13	3,037,000	3,051,617	14,617
Deutsche Bank AG	EU Euro	21,885,317	Buy	03/08/13	28,835,000	29,720,894	885,894
Deutsche Bank AG	Brazilian Real	5,360,141	Buy	04/05/13	2,601,000	2,672,920	71,920
Deutsche Bank AG	Hong Kong Sar Dollar	31,520,898	Buy	03/08/13	4,068,000	4,064,831	(3,169)
Deutsche Bank AG	Taiwan New Dollar	51,641,500	Buy	03/08/13	1,790,000	1,749,334	(40,666)
Deutsche Bank AG	Chilean Peso	1,624,722,600	Buy	04/19/13	3,414,000	3,410,692	(3,308)
Deutsche Bank AG	Indian Rupee	247,186,450	Buy	03/08/13	4,445,000	4,619,312	174,312
Deutsche Bank AG	Mexican Peso	74,884,657	Buy	03/08/13	5,803,000	5,871,474	68,474
Deutsche Bank AG	Mexican Peso	64,215	Buy	03/08/13	4,959	5,035	76
Deutsche Bank AG	South African Rand	898,037	Buy	03/08/13	102,386	99,987	(2,399)
Deutsche Bank AG	Japanese Yen	220,143,673	Buy	03/08/13	2,675,000	2,407,860	(267,140)
Deutsche Bank AG	Mexican Peso	55,717,234	Buy	03/08/13	4,287,000	4,368,616	81,616
Deutsche Bank AG	British Pound	965,546	Buy	04/19/13	1,549,000	1,530,751	(18,249)
Deutsche Bank AG	Mexican Peso	34,052,273	Buy	03/08/13	2,610,000	2,669,933	59,933
Deutsche Bank AG	Turkish Lira	19,815,499	Buy	03/08/13	10,969,000	11,224,064	255,064
Deutsche Bank AG	British Pound	795,445	Buy	04/19/13	1,283,843	1,261,076	(22,767)
Deutsche Bank AG	EU Euro	11,222,719	Buy	03/08/13	14,521,122	15,240,778	719,656
Deutsche Bank AG	Norwegian Krone	157,246,326	Buy	04/19/13	27,922,968	28,698,419	775,451
Deutsche Bank AG	Swedish Krona	80,772,892	Buy	04/19/13	12,306,000	12,684,392	378,392
Deutsche Bank AG	Swedish Krona	55,950,517	Buy	04/19/13	8,519,268	8,786,342	267,074
Deutsche Bank AG	Colombian Peso	3,690,151,933	Buy	03/08/13	2,000,299	2,073,419	73,120
Deutsche Bank AG	South Korean Won	25,423,609,452	Buy	03/08/13	23,184,666	23,304,145	119,479
Deutsche Bank AG	Peruvian Nuevo Sol	29,426,489	Buy	03/08/13	11,257,264	11,397,458	140,194
Deutsche Bank AG	Polish Zloty	67,532,467	Buy	03/08/13	20,427,855	21,781,197	1,353,342
Deutsche Bank AG	Taiwan New Dollar	20,475,156	Buy	03/08/13	704,582	693,587	(10,995)
Deutsche Bank AG	Chinese Yuan	50,722,335	Buy	08/09/13	8,055,000	8,090,192	35,192
HSBC	Philippine Peso	279,594,015	Buy	03/08/13	6,901,000	6,872,266	(28,734)
HSBC	Indonesian Rupiah	64,643,058,000	Buy	03/08/13	6,562,081	6,615,312	53,231
HSBC	South Korean Won	18,172,783,880	Buy	03/08/13	17,047,000	16,657,792	(389,208)
HSBC	South Korean Won	4,398,468,000	Buy	03/08/13	4,084,000	4,031,785	(52,215)
HSBC	South Korean Won	2,890,939,500	Buy	03/08/13	2,685,000	2,649,933	(35,067)
HSBC	British Pound	4,830,047	Buy	04/19/13	7,608,000	7,657,423	49,423
HSBC	Thai Baht	147,399,606	Buy	03/08/13	4,772,685	4,933,659	160,974
HSBC	Malaysian Ringgit	16,220,005	Buy	03/08/13	5,256,167	5,209,324	(46,843)
JPMorgan Chase & Co.	Mexican Peso	2,960,000	Buy	03/08/13	231,366	232,085	719
JPMorgan Chase & Co.	Canadian Dollar	9,903,892	Buy	03/08/13	9,966,000	9,923,196	(42,804)
JPMorgan Chase & Co.	South African Rand	2,406,266	Buy	03/08/13	274,640	267,912	(6,728)
JPMorgan Chase & Co.	EU Euro	2,299,155	Buy	03/08/13	3,012,694	3,122,320	109,626
JPMorgan Chase & Co.	Canadian Dollar	8,134,730	Buy	03/08/13	8,230,000	8,150,585	(79,415)
JPMorgan Chase & Co.	Colombian Peso	3,595,055,550	Buy	03/08/13	2,033,000	2,019,986	(13,014)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2013 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Thai Baht	62,259,200	Buy	03/08/13	$2,048,000	$2,083,897	$35,897
JPMorgan Chase & Co.	Mexican Peso	151,863,052	Buy	03/08/13	11,598,000	11,907,112	309,112
JPMorgan Chase & Co.	Turkish Lira	14,587,061	Buy	03/08/13	8,117,000	8,262,527	145,527
JPMorgan Chase & Co.	Canadian Dollar	7,517,007	Buy	03/08/13	7,616,000	7,531,659	(84,341)
JPMorgan Chase & Co.	Czech Koruna	149,052,277	Buy	03/08/13	7,833,000	7,887,577	54,577
JPMorgan Chase & Co.	Mexican Peso	2,911,628	Buy	03/08/13	227,393	228,291	898
JPMorgan Chase & Co.	Australian Dollar	3,397,473	Buy	03/08/13	3,561,000	3,534,845	(26,155)
JPMorgan Chase & Co.	Mexican Peso	74,358,662	Buy	03/08/13	5,739,000	5,830,232	91,232
JPMorgan Chase & Co.	Chilean Peso	2,207,962,000	Buy	04/19/13	4,620,617	4,635,055	14,438
UBS Warburg LLC	Australian Dollar	2,018,478	Buy	03/08/13	2,122,000	2,100,093	(21,907)
UBS Warburg LLC	South African Rand	71,025,000	Buy	03/08/13	8,201,156	7,907,864	(293,292)
UBS Warburg LLC	Australian Dollar	3,412,511	Buy	03/08/13	3,560,000	3,550,492	(9,508)
UBS Warburg LLC	Australian Dollar	7,166,527	Buy	03/08/13	7,500,000	7,456,296	(43,704)
UBS Warburg LLC	Japanese Yen	349,094,371	Buy	03/08/13	4,149,000	3,818,281	(330,719)
UBS Warburg LLC	New Zealand Dollar	976,281	Buy	04/19/13	814,000	815,300	1,300
UBS Warburg LLC	EU Euro	2,297,327	Buy	03/08/13	3,009,000	3,119,837	110,837
UBS Warburg LLC	Swedish Krona	13,757,352	Buy	04/19/13	2,105,000	2,160,423	55,423
UBS Warburg LLC	Norwegian Krone	36,127,156	Buy	04/19/13	6,460,000	6,593,428	133,428
UBS Warburg LLC	Australian Dollar	2,455,833	Buy	03/08/13	2,555,000	2,555,132	132
UBS Warburg LLC	Swiss Franc	2,259,803	Buy	04/19/13	2,428,000	2,485,235	57,235
UBS Warburg LLC	EU Euro	9,541,523	Buy	03/08/13	12,466,000	12,957,665	491,665
UBS Warburg LLC	South African Rand	11,275,758	Buy	03/08/13	1,258,000	1,255,433	(2,567)
UBS Warburg LLC	Canadian Dollar	5,957,858	Buy	03/08/13	5,991,000	5,969,471	(21,529)
UBS Warburg LLC	British Pound	1,505,774	Buy	04/19/13	2,412,000	2,387,212	(24,788)
UBS Warburg LLC	Swedish Krona	51,970,987	Buy	04/19/13	7,919,000	8,161,406	242,406
UBS Warburg LLC	Norwegian Krone	62,537,596	Buy	04/19/13	11,151,000	11,413,495	262,495
							$5,785,387

Barclays Bank PLC	Canadian Dollar	9,785,429	Sell	03/08/13	$9,762,000	$9,804,502	$(42,502)
Barclays Bank PLC	Australian Dollar	20,312,278	Sell	03/08/13	21,184,000	21,133,578	50,422
Barclays Bank PLC	South African Rand	35,289,232	Sell	03/08/13	3,948,238	3,929,073	19,165
Barclays Bank PLC	South African Rand	35,281,672	Sell	03/08/13	3,981,962	3,928,231	53,731
Barclays Bank PLC	EU Euro	1,455,446	Sell	03/08/13	1,940,000	1,976,537	(36,537)
Barclays Bank PLC	Mexican Peso	21,782,269	Sell	03/08/13	1,719,000	1,707,880	11,120
Barclays Bank PLC	Canadian Dollar	8,648,978	Sell	03/08/13	8,781,000	8,665,836	115,164
Barclays Bank PLC	Czech Koruna	146,250,609	Sell	03/08/13	7,524,000	7,739,318	(215,318)
Barclays Bank PLC	Canadian Dollar	1,839,541	Sell	03/08/13	1,861,000	1,843,126	17,874
Barclays Bank PLC	Canadian Dollar	12,827,788	Sell	03/08/13	12,976,000	12,852,791	123,209
Barclays Bank PLC	Canadian Dollar	7,195,614	Sell	03/08/13	7,287,000	7,209,639	77,361
Barclays Bank PLC	EU Euro	12,123,204	Sell	03/08/13	15,860,000	16,463,662	(603,662)
Barclays Bank PLC	Canadian Dollar	10,396,509	Sell	03/08/13	10,531,000	10,416,773	114,227
Barclays Bank PLC	Mexican Peso	106,391,670	Sell	03/08/13	8,191,000	8,341,841	(150,841)
Barclays Bank PLC	Canadian Dollar	5,160,237	Sell	03/08/13	5,174,000	5,170,295	3,705
Barclays Bank PLC	South African Rand	73,964,205	Sell	03/08/13	8,610,000	8,235,112	374,888
Barclays Bank PLC	Colombian Peso	1,749,045,000	Sell	03/08/13	969,000	982,752	(13,752)
Barclays Bank PLC	EU Euro	3,009,217	Sell	03/08/13	3,983,000	4,086,604	(103,604)
Barclays Bank PLC	Australian Dollar	7,773,422	Sell	03/08/13	8,120,000	8,087,730	32,270
Barclays Bank PLC	Russian Ruble	287,327,385	Sell	04/19/13	9,430,000	9,459,268	(29,268)
Barclays Bank PLC	Russian Ruble	234,214,440	Sell	04/19/13	7,659,699	7,710,707	(51,008)
Barclays Bank PLC	Brazilian Real	54,990,398	Sell	04/05/13	26,806,277	27,421,845	(615,568)
Barclays Bank PLC	EU Euro	2,235,734	Sell	03/08/13	2,932,000	3,036,192	(104,192)
Barclays Bank PLC	Polish Zloty	4,230,629	Sell	03/08/13	1,330,000	1,364,502	(34,502)
Barclays Bank PLC	Australian Dollar	3,483,333	Sell	03/08/13	3,611,230	3,624,176	(12,946)
Barclays Bank PLC	Mexican Peso	138,423,355	Sell	03/08/13	10,563,040	10,853,347	(290,307)
Barclays Bank PLC	South African Rand	88,480,500	Sell	03/08/13	9,819,710	9,851,343	(31,633)
Citigroup, Inc.	Mexican Peso	195,572,987	Sell	03/08/13	15,269,000	15,334,272	(65,272)
Citigroup, Inc.	EU Euro	5,207,345	Sell	03/08/13	7,006,654	7,071,725	(65,071)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2013 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	EU Euro	6,160,863	Sell	03/08/13	$8,205,000	$8,366,630	$(161,630)
Citigroup, Inc.	EU Euro	4,817,043	Sell	03/08/13	6,412,000	6,541,684	(129,684)
Citigroup, Inc.	EU Euro	5,086,028	Sell	03/08/13	6,808,000	6,906,974	(98,974)
Citigroup, Inc.	South African Rand	35,993,684	Sell	03/08/13	4,058,480	4,007,506	50,974
Citigroup, Inc.	Canadian Dollar	1,734,451	Sell	03/08/13	1,757,000	1,737,831	19,169
Citigroup, Inc.	Polish Zloty	2,043	Sell	03/08/13	658	659	(1)
Citigroup, Inc.	EU Euro	28,764,452	Sell	03/08/13	37,600,000	39,062,958	(1,462,958)
Citigroup, Inc.	Australian Dollar	547,376	Sell	03/08/13	571,000	569,508	1,492
Citigroup, Inc.	Brazilian Real	4,995,912	Sell	04/05/13	2,441,000	2,491,292	(50,292)
Citigroup, Inc.	Turkish Lira	14,406,838	Sell	03/08/13	7,975,000	8,160,444	(185,444)
Citigroup, Inc.	Malaysian Ringgit	11,668,652	Sell	03/08/13	3,790,000	3,747,581	42,419
Citigroup, Inc.	Colombian Peso	13,021,575,000	Sell	03/08/13	7,295,000	7,316,550	(21,550)
Citigroup, Inc.	Thai Baht	173,487,352	Sell	03/08/13	5,636,000	5,806,850	(170,850)
Citigroup, Inc.	EU Euro	12,339,867	Sell	03/08/13	16,305,000	16,757,897	(452,897)
Citigroup, Inc.	Polish Zloty	1,226,543	Sell	03/08/13	395,271	395,596	(325)
Citigroup, Inc.	Hungarian Forint	1,579,235,279	Sell	04/19/13	7,113,708	7,262,712	(149,004)
Citigroup, Inc.	British Pound	4,950,312	Sell	04/19/13	7,786,000	7,848,088	(62,088)
Citigroup, Inc.	Russian Ruble	86,795,820	Sell	04/19/13	2,858,417	2,857,455	962
Citigroup, Inc.	British Pound	4,734,110	Sell	04/19/13	7,474,000	7,505,327	(31,327)
Citigroup, Inc.	Swiss Franc	3,505,780	Sell	04/19/13	3,778,000	3,855,508	(77,508)
Citigroup, Inc.	British Pound	2,588,302	Sell	04/19/13	4,099,000	4,103,422	(4,422)
Citigroup, Inc.	Swiss Franc	2,228,902	Sell	04/19/13	2,400,000	2,451,251	(51,251)
Citigroup, Inc.	Polish Zloty	1,036,594	Sell	03/08/13	322,447	334,332	(11,885)
Citigroup, Inc.	Russian Ruble	168,382,224	Sell	04/19/13	5,480,033	5,543,407	(63,374)
Citigroup, Inc.	Swedish Krona	15,205,132	Sell	04/19/13	2,334,000	2,387,780	(53,780)
Citigroup, Inc.	Norwegian Krone	40,404,411	Sell	04/19/13	7,225,000	7,374,053	(149,053)
Citigroup, Inc.	Norwegian Krone	40,877,605	Sell	04/19/13	7,295,000	7,460,414	(165,414)
Citigroup, Inc.	Swedish Krona	16,365,989	Sell	04/19/13	2,508,000	2,570,078	(62,078)
Citigroup, Inc.	Norwegian Krone	47,016,553	Sell	04/19/13	8,502,000	8,580,810	(78,810)
Citigroup, Inc.	South African Rand	9,700,000	Sell	03/08/13	1,079,524	1,079,990	(466)
Citigroup, Inc.	New Zealand Dollar	15,547,485	Sell	04/19/13	12,937,000	12,983,820	(46,820)
Citigroup, Inc.	Swedish Krona	6,451,762	Sell	04/19/13	995,000	1,013,170	(18,170)
Citigroup, Inc.	Norwegian Krone	62,189,569	Sell	04/19/13	11,183,000	11,349,978	(166,978)
Citigroup, Inc.	New Zealand Dollar	7,483,940	Sell	04/19/13	6,262,000	6,249,894	12,106
Citigroup, Inc.	Swiss Franc	1,253,602	Sell	04/19/13	1,356,000	1,378,658	(22,658)
Citigroup, Inc.	Swiss Franc	3,909,304	Sell	04/19/13	4,231,000	4,299,287	(68,287)
Citigroup, Inc.	Swiss Franc	2,696,616	Sell	04/19/13	2,920,442	2,965,624	(45,182)
Citigroup, Inc.	Australian Dollar	1,002,309	Sell	03/08/13	1,038,962	1,042,837	(3,875)
Citigroup, Inc.	Israeli New Shekel	3,804,302	Sell	03/08/13	981,886	1,024,372	(42,486)
Credit Suisse Group AG	Canadian Dollar	7,634,932	Sell	03/08/13	7,608,000	7,649,814	(41,814)
Credit Suisse Group AG	Hungarian Forint	900,486,274	Sell	04/19/13	4,032,444	4,141,227	(108,783)
Credit Suisse Group AG	Hungarian Forint	1,180,006,738	Sell	04/19/13	5,289,605	5,426,708	(137,103)
Credit Suisse Group AG	Norwegian Krone	4,935,436	Sell	04/19/13	877,000	900,747	(23,747)
Credit Suisse Group AG	Swedish Krona	98,369,748	Sell	04/19/13	15,078,386	15,447,763	(369,377)
Credit Suisse Group AG	New Zealand Dollar	16,595,021	Sell	04/19/13	13,772,042	13,858,626	(86,584)
Credit Suisse Group AG	Norwegian Krone	52,981,001	Sell	04/19/13	9,440,636	9,669,358	(228,722)
Credit Suisse Group AG	Peruvian Nuevo Sol	5,611,713	Sell	03/08/13	2,181,000	2,173,527	7,473
Credit Suisse Group AG	Turkish Lira	7,413,629	Sell	03/08/13	4,096,000	4,199,291	(103,291)
Credit Suisse Group AG	EU Euro	2,593,340	Sell	03/08/13	3,396,000	3,521,831	(125,831)
Credit Suisse Group AG	South Korean Won	1,692,926,100	Sell	03/08/13	1,557,000	1,551,794	5,206
Credit Suisse Group AG	South Korean Won	16,020,030,600	Sell	03/08/13	14,727,000	14,684,505	42,495
Credit Suisse Group AG	Mexican Peso	178,547,151	Sell	03/08/13	13,608,869	13,999,329	(390,460)
Deutsche Bank AG	Australian Dollar	7,492,060	Sell	03/08/13	7,785,000	7,794,992	(9,992)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2013 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	South Korean Won	18,959,385,600	Sell	03/08/13	$17,324,000	$17,378,817	$(54,817)
Deutsche Bank AG	Colombian Peso	7,038,626,000	Sell	03/08/13	3,941,000	3,954,856	(13,856)
Deutsche Bank AG	Japanese Yen	186,723,394	Sell	03/08/13	2,105,000	2,042,320	62,680
Deutsche Bank AG	Colombian Peso	11,591,773,000	Sell	03/08/13	6,562,000	6,513,174	48,826
Deutsche Bank AG	Japanese Yen	21,683,227	Sell	03/08/13	246,000	237,164	8,836
Deutsche Bank AG	Australian Dollar	3,655,352	Sell	03/08/13	3,780,000	3,803,152	(23,152)
Deutsche Bank AG	Australian Dollar	3,758,597	Sell	03/08/13	3,880,000	3,910,571	(30,571)
Deutsche Bank AG	Czech Koruna	76,974,900	Sell	03/08/13	4,062,000	4,073,373	(11,373)
Deutsche Bank AG	Peruvian Nuevo Sol	14,836,742	Sell	03/08/13	5,799,000	5,746,562	52,438
Deutsche Bank AG	Canadian Dollar	5,121,148	Sell	03/08/13	5,148,000	5,131,130	16,870
Deutsche Bank AG	EU Euro	7,156,530	Sell	03/08/13	9,500,000	9,718,775	(218,775)
Deutsche Bank AG	Canadian Dollar	7,132,470	Sell	03/08/13	7,160,000	7,146,372	13,628
Deutsche Bank AG	Japanese Yen	686,828,916	Sell	03/08/13	8,136,000	7,512,312	623,688
Deutsche Bank AG	Indian Rupee	675,857,520	Sell	03/08/13	12,204,000	12,630,129	(426,129)
Deutsche Bank AG	Polish Zloty	24,205,159	Sell	03/08/13	7,802,000	7,806,872	(4,872)
Deutsche Bank AG	Russian Ruble	114,961,470	Sell	04/19/13	3,779,389	3,784,711	(5,322)
Deutsche Bank AG	British Pound	5,004,703	Sell	04/19/13	7,874,000	7,934,318	(60,318)
Deutsche Bank AG	British Pound	608,184	Sell	04/19/13	960,000	964,198	(4,198)
Deutsche Bank AG	Australian Dollar	3,251,831	Sell	03/08/13	3,416,000	3,383,315	32,685
Deutsche Bank AG	Brazilian Real	4,557,044	Sell	04/05/13	2,217,000	2,272,443	(55,443)
Deutsche Bank AG	EU Euro	972,527	Sell	03/08/13	1,261,000	1,320,720	(59,720)
Deutsche Bank AG	New Zealand Dollar	3,006,023	Sell	04/19/13	2,505,000	2,510,352	(5,352)
Deutsche Bank AG	New Zealand Dollar	4,579,975	Sell	04/19/13	3,824,000	3,824,771	(771)
Deutsche Bank AG	Australian Dollar	1,490,152	Sell	03/08/13	1,542,000	1,550,404	(8,404)
Deutsche Bank AG	Polish Zloty	1,226,543	Sell	03/08/13	385,195	395,596	(10,401)
Deutsche Bank AG	British Pound	14,582,650	Sell	04/19/13	23,394,100	23,118,930	275,170
Deutsche Bank AG	British Pound	10,778,767	Sell	04/19/13	17,331,858	17,088,358	243,500
Deutsche Bank AG	Czech Koruna	201,394,992	Sell	03/08/13	10,060,253	10,657,459	(597,206)
HSBC	EU Euro	5,836,544	Sell	03/08/13	7,922,000	7,926,196	(4,196)
HSBC	Czech Koruna	152,232,600	Sell	03/08/13	7,800,000	8,055,874	(255,874)
HSBC	Mexican Peso	105,643,224	Sell	03/08/13	8,154,000	8,283,158	(129,158)
HSBC	Malaysian Ringgit	12,723,900	Sell	03/08/13	4,150,000	4,086,491	63,509
HSBC	Mexican Peso	23,350,260	Sell	03/08/13	1,823,000	1,830,822	(7,822)
HSBC	Thai Baht	325,576,028	Sell	03/08/13	10,541,900	10,897,459	(355,559)
HSBC	Thai Baht	52,180,480	Sell	03/08/13	1,685,852	1,746,550	(60,698)
JPMorgan Chase & Co.	Canadian Dollar	7,783,299	Sell	03/08/13	7,745,000	7,798,470	(53,470)
JPMorgan Chase & Co.	Australian Dollar	3,774,054	Sell	03/08/13	3,916,000	3,926,653	(10,653)
JPMorgan Chase & Co.	Romanian New Leu	25,442,246	Sell	03/08/13	7,796,000	7,845,231	(49,231)
JPMorgan Chase & Co.	Polish Zloty	4,948,052	Sell	03/08/13	1,577,000	1,595,892	(18,892)
JPMorgan Chase & Co.	EU Euro	4,159,323	Sell	03/08/13	5,539,000	5,648,481	(109,481)
JPMorgan Chase & Co.	EU Euro	18,553,296	Sell	03/08/13	24,831,360	25,195,913	(364,553)
JPMorgan Chase & Co.	South African Rand	33,047,246	Sell	03/08/13	3,741,000	3,679,452	61,548
JPMorgan Chase & Co.	Turkish Lira	3,889,990	Sell	03/08/13	2,183,000	2,203,401	(20,401)
JPMorgan Chase & Co.	Australian Dollar	6,943,932	Sell	03/08/13	7,250,000	7,224,701	25,299
JPMorgan Chase & Co.	Mexican Peso	19,055,000	Sell	03/08/13	1,485,863	1,494,044	(8,181)
JPMorgan Chase & Co.	Canadian Dollar	7,226,346	Sell	03/08/13	7,311,000	7,240,431	70,569
JPMorgan Chase & Co.	Norwegian Krone	30,860,246	Sell	04/19/13	5,556,000	5,632,184	(76,184)
JPMorgan Chase & Co.	Mexican Peso	188,294,291	Sell	03/08/13	14,667,569	14,763,572	(96,003)
JPMorgan Chase & Co.	Canadian Dollar	6,308,236	Sell	03/08/13	6,403,000	6,320,531	82,469
JPMorgan Chase & Co.	Australian Dollar	2,878,500	Sell	03/08/13	3,011,000	2,994,888	16,112

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2013 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Canadian Dollar	6,497,409	Sell	03/08/13	$6,552,000	$6,510,073	$41,927
JPMorgan Chase & Co.	Brazilian Real	33,708,520	Sell	04/05/13	16,304,000	16,809,295	(505,295)
UBS Warburg LLC	Japanese Yen	699,818,843	Sell	03/08/13	7,883,000	7,654,392	228,608
UBS Warburg LLC	Australian Dollar	171,964	Sell	03/08/13	180,000	178,917	1,083
UBS Warburg LLC	Japanese Yen	269,340,301	Sell	03/08/13	3,088,000	2,945,957	142,043
UBS Warburg LLC	Australian Dollar	2,750,780	Sell	03/08/13	2,869,000	2,862,004	6,996
UBS Warburg LLC	Australian Dollar	3,676,171	Sell	03/08/13	3,838,000	3,824,812	13,188
UBS Warburg LLC	EU Euro	2,201,105	Sell	03/08/13	2,901,946	2,989,165	(87,219)
UBS Warburg LLC	EU Euro	12,114,179	Sell	03/08/13	16,056,000	16,451,406	(395,406)
UBS Warburg LLC	New Zealand Dollar	3,032,505	Sell	04/19/13	2,533,000	2,532,468	532
UBS Warburg LLC	British Pound	1,346,523	Sell	04/19/13	2,154,000	2,134,740	19,260
UBS Warburg LLC	Thai Baht	109,140,455	Sell	03/08/13	3,541,601	3,653,075	(111,474)
UBS Warburg LLC	Australian Dollar	1,894,351	Sell	03/08/13	1,961,000	1,970,947	(9,947)
UBS Warburg LLC	Norwegian Krone	123,016,847	Sell	04/19/13	22,156,000	22,451,330	(295,330)
UBS Warburg LLC	Canadian Dollar	11,581,646	Sell	03/08/13	11,644,000	11,604,221	39,779
							$(9,450,240)

ING Global Bond Fund Open Futures Contracts on January 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	39	03/07/13	$6,989,912	$(139,922)
Australia 10-Year Bond	34	03/15/13	4,313,054	(54,295)
Australia 3-Year Bond	62	03/15/13	7,054,749	(15,517)
Canada 10-Year Bond	46	03/19/13	6,166,693	(118,225)
Euro-Bobl 5-Year	112	03/07/13	19,112,493	(238,014)
Euro-Schatz	471	03/07/13	70,503,870	(223,078)
Long Gilt	374	03/26/13	69,026,169	(299,050)
Short Gilt	123	03/26/13	20,211,936	(32,343)
U.S. Treasury 2-Year Note	265	03/28/13	58,411,798	(9,989)
			$261,790,674	$(1,130,433)
Short Contracts
Euro-Bund	(232)	03/07/13	(44,699,589)	688,676
Medium Gilt	(235)	03/26/13	(42,347,110)	270,745
U.S. Treasury 10-Year Note	(349)	03/19/13	(45,817,156)	680,787
U.S. Treasury 5-Year Note	(577)	03/28/13	(71,394,737)	62,369
U.S. Treasury Long Bond	(230)	03/19/13	(32,997,812)	1,051,300
U.S. Treasury Ultra Long Bond	(187)	03/19/13	(29,271,344)	1,454,804
			$(266,527,748)	$4,208,681

ING Global Bond Fund Over-the-Counter Interest Rate Swap Agreements Outstanding on January 31, 2013:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.365% Counterparty: Deutsche Bank AG	01/02/17	BRL	47,000,000	$(1,321,607)	$—	$(1,321,607)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.360% Counterparty: Morgan Stanley	01/02/17	BRL	48,000,000	(1,346,269)	—	(1,346,269)
Receive a fixed rate equal to 4.790% and pay a floating rate based on the 6-month CLP-CHIBNOM Counterparty: Bank of America	02/02/17	CLP	7,250,000,000	(331,841)	—	(331,841)
Receive a fixed rate equal to 4.830% and pay a floating rate based on the 6-month CLP-CHIBNOM Counterparty: Bank of America	02/03/17	CLP	7,250,000,000	(306,640)	—	(306,640)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2013 (Unaudited) (continued)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month KRW-CD-KSDA-Bloomberg and pay a fixed rate equal to 3.665% Counterparty: Bank of America	04/05/17	KRW	17,000,000,000	$(510,595)	$—	$(510,595)
Receive a floating rate based on the 3-month KRW-CD-KSDA-Bloomberg and pay a fixed rate equal to 3.660% Counterparty: Credit Suisse Group AG	03/26/17	KRW	17,000,000,000	(505,149)	—	(505,149)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.305% Counterparty: UBS Warburg LLC	06/03/22	MXN	124,000,000	(553,162)	—	(553,162)
Receive a floating rate based on 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 5.095% Counterparty: Bank of America	12/01/16	PLN	48,500,000	(918,868)	—	(918,868)
Receive a floating rate based on the 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 4.800% Counterparty: Deutsche Bank AG	06/04/17	PLN	54,500,000	(948,573)	—	(948,573)
Receive a fixed rate equal to 3.240% and pay a floating rate based on the 6-month THFX Index Counterparty: Bank of America	12/06/17	THB	435,000,000	(107,486)	—	(107,486)
Receive a fixed rate equal to 3.230% and pay a floating rate based on the 6-month THFX Index Counterparty: Bank of America	12/20/17	THB	435,000,000	(108,188)	—	(108,188)
Receive a fixed rate equal to 3.230% and pay a floating rate based on the 6-month THFX Index Counterparty: HSBC	12/20/17	THB	208,000,000	(51,731)	—	(51,731)
Receive a fixed rate equal to 3.360% and pay a floating rate based on the 6-month THFX Index Counterparty: HSBC	01/10/18	THB	410,000,000	(34,331)	—	(34,331)
				$(7,044,440)	$—	$(7,044,440)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2013 (Unaudited) (continued)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2013:

Derivatives Fair Value*
Foreign exchange contracts	$(3,664,853)
Interest rate contracts	(3,966,192)
Total	$(7,631,045)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of January 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Australia: 1.6%
66,346		Amcor Ltd.	$581,191	0.8
50,449		Westfield Group	588,735	0.8
			1,169,926	1.6
		Canada: 4.3%
10,417		Barrick Gold Corp.	331,706	0.5
9,100		Canadian Imperial Bank of Commerce	759,093	1.1
990		Fairfax Financial Holdings Ltd.	355,344	0.5
32,058		Shaw Communications, Inc. - Class B	750,184	1.0
12,148		Thomson Reuters Corp.	372,089	0.5
11,318		TransCanada Corp.	535,716	0.7
			3,104,132	4.3
		France: 8.1%
14,148		Accor S.A.	552,263	0.8
12,867		Alstom	570,342	0.8
11,587		BNP Paribas	727,014	1.0
15,677		Capgemini S.A.	755,480	1.1
16,092		Cie de Saint-Gobain	662,167	0.9
17,640		Eutelsat Communications	605,953	0.8
30,189		Gaz de France	619,285	0.9
7,412		Sanofi	722,563	1.0
10,760		Vinci S.A.	547,720	0.8
			5,762,787	8.1
		Germany: 4.4%
27,337	L	Aixtron AG	373,774	0.5
7,364		Bayer AG	726,695	1.0
12,788		DaimlerChrysler AG	744,284	1.0
62,167		Deutsche Telekom AG	763,729	1.1
18,014		Metro AG	556,323	0.8
			3,164,805	4.4
		Hong Kong: 1.4%
59,000		Cheung Kong Infrastructure Holdings Ltd.	374,679	0.5
12,114		China Mobile Ltd. ADR	662,636	0.9
			1,037,315	1.4
		Italy: 1.6%
38,052		Assicurazioni Generali S.p.A.	728,447	1.0
79,268		Snam Rete Gas S.p.A.	400,591	0.6
			1,129,038	1.6
		Japan: 9.5%
13,900		Astellas Pharma, Inc.	707,586	1.0
5,200		East Japan Railway Co.	351,038	0.5
49,200		Itochu Corp.	556,428	0.8
131,900		Mitsubishi UFJ Financial Group, Inc.	750,134	1.1
49,600		Mitsui & Co., Ltd.	749,641	1.0
36,000		Nippon Shokubai Co., Ltd.	347,250	0.5
71,100		Nissan Motor Co., Ltd.	727,961	1.0
10,500		Secom Co., Ltd.	523,735	0.7
12,200		Seven & I Holdings Co., Ltd.	370,614	0.5
85,000		Sumitomo Heavy Industries	375,090	0.5
19,000		Sumitomo Mitsui Financial Group, Inc.	763,114	1.1
14,700		TDK Corp.	545,166	0.8
			6,767,757	9.5
		Luxembourg: 1.5%
61,066		ArcelorMittal	1,047,853	1.5

		Netherlands: 3.0%
85,595		Aegon NV	571,456	0.8
7,824		Fugro NV	473,544	0.7
31,151	@	Royal Dutch Shell PLC	1,101,721	1.5
			2,146,721	3.0
		Singapore: 2.1%
276,000		Singapore Telecommunications Ltd.	780,045	1.1
46,000		United Overseas Bank Ltd.	700,561	1.0
			1,480,606	2.1
		Sweden: 2.2%
70,911		Telefonaktiebolaget LM Ericsson	824,784	1.1
51,869		Volvo AB - B Shares	767,684	1.1
			1,592,468	2.2
		Switzerland: 4.6%
26,488		Credit Suisse Group	782,265	1.1
16,283		Novartis AG	1,106,861	1.5
3,315		Roche Holding AG - Genusschein	732,745	1.0
2,428		Zurich Financial Services AG	698,212	1.0
			3,320,083	4.6
		Taiwan: 1.0%
38,697		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	686,485	1.0

		United Kingdom: 10.5%
7,742		AstraZeneca PLC	374,090	0.5
110,185		Barclays PLC	529,002	0.7
20,657		BHP Billiton PLC	708,364	1.0
102,656		BP PLC	759,909	1.1
177,306		BT Group PLC	699,423	1.0
12,000	@	Ensco PLC	762,840	1.1
67,816		HSBC Holdings PLC	771,184	1.1
17,730		Imperial Tobacco Group PLC	659,273	0.9
29,142		Land Securities Group PLC	371,167	0.5
47,765		Prudential PLC	725,066	1.0
8,249		Reckitt Benckiser PLC	549,562	0.8

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of January 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United Kingdom (continued)
102,746		Tesco PLC	$580,679	0.8
			7,490,559	10.5
		United States: 42.1%
20,675		AbbVie, Inc.	758,566	1.1
46,800		Arch Coal, Inc.	333,216	0.5
31,216		Bristol-Myers Squibb Co.	1,128,146	1.6
7,416		Caterpillar, Inc.	729,660	1.0
9,100		CenturyTel, Inc.	368,095	0.5
9,600		Chevron Corp.	1,105,440	1.5
17,133		Cisco Systems, Inc.	352,426	0.5
11,700		Coach, Inc.	596,700	0.8
5,400	L	Diamond Offshore Drilling	405,486	0.6
22,203		Dow Chemical Co.	714,937	1.0
14,100		Eli Lilly & Co.	757,029	1.1
7,800		ExxonMobil Corp.	701,766	1.0
66,700		First Niagara Financial Group, Inc.	522,928	0.7
31,189		Freeport-McMoRan Copper & Gold, Inc.	1,099,412	1.5
47,561		General Electric Co.	1,059,659	1.5
43,400		Hewlett-Packard Co.	716,534	1.0
16,523		Intel Corp.	347,644	0.5
7,161		Johnson & Johnson	529,341	0.7
24,117		JPMorgan Chase & Co.	1,134,705	1.6
12,700		KLA-Tencor Corp.	697,357	1.0
9,300		Lorillard, Inc.	363,351	0.5
14,800		Lowe’s Cos., Inc.	565,212	0.8
7,664		McDonald’s Corp.	730,303	1.0
28,500		Metlife, Inc.	1,064,190	1.5
35,525		Microsoft Corp.	975,872	1.4
12,369		Molson Coors Brewing Co.	558,831	0.8
14,300		Northeast Utilities	582,439	0.8
13,000		Occidental Petroleum Corp.	1,147,510	1.6
7,594		PepsiCo, Inc.	553,223	0.8
28,347		Pfizer, Inc.	773,306	1.1
51,511	L	Pitney Bowes, Inc.	742,274	1.0
11,900		PNC Financial Services Group, Inc.	735,420	1.0
24,242		PPL Corp.	734,290	1.0
7,898		Procter & Gamble Co.	593,614	0.8
29,885		Sealed Air Corp.	559,447	0.8
25,703		Spectra Energy Corp.	714,029	1.0
16,700		St. Jude Medical, Inc.	679,690	0.9
42,500		Staples, Inc.	572,900	0.8
8,466		TAL International Group, Inc.	354,725	0.5
5,500		Time Warner Cable, Inc.	491,370	0.7
24,074	@	Tyco International Ltd.	727,757	1.0
20,865		UGI Corp.	735,283	1.0
8,578		United Technologies Corp.	751,175	1.1
2,200		VF Corp.	324,676	0.5
			30,089,934	42.1
		Total Common Stock
		(Cost $63,208,225)	69,990,469	97.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
		Securities Lending Collateral(cc)(1): 1.6%
1,000,000		BankofNovaScotia, Repurchase Agreement dated 01/31/13, 0.17%, due 02/01/13 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 3.000%-5.000%, Market Value plus accrued interest $1,020,005, due 04/01/26-01/01/43)	$1,000,000	1.4
129,280		Royal Bank of Canada, Repurchase Agreement dated 01/31/13, 0.12%, due 02/01/13 (Repurchase Amount $129,280, collateralized by various U.S. Government Securities, 0.000%-4.000%, Market Value plus accrued interest $131,867, due 06/06/13-07/15/22)	129,280	0.2
			1,129,280	1.6
		Total Short-Term Investments
		(Cost $1,129,280)	1,129,280	1.6

		Total Investments in Securities (Cost $64,337,505)	$71,119,749	99.5
		Assets in Excess of Other Liabilities	346,168	0.5
		Net Assets	$71,465,917	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at January 31, 2013.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $64,624,860.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$8,661,754
		Gross Unrealized Depreciation	(2,166,865)
		Net Unrealized Appreciation	$6,494,889

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of January 31, 2013 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Financials	18 .6%
Industrials	13 .8
Health Care	12 .5
Energy	11 .3
Consumer Discretionary	9 .7
Information Technology	8 .9
Materials	7 .6
Consumer Staples	6 .7
Telecommunication Services	4 .6
Utilities	4 .2
Short-Term Investments	1 .6
Assets in Excess of Other Liabilities	0 .5
Net Assets	100 .0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$1,169,926	$—	$1,169,926
Canada	3,104,132	—	—	3,104,132
France	—	5,762,787	—	5,762,787
Germany	—	3,164,805	—	3,164,805
Hong Kong	662,636	374,679	—	1,037,315
Italy	—	1,129,038	—	1,129,038
Japan	—	6,767,757	—	6,767,757
Luxembourg	—	1,047,853	—	1,047,853
Netherlands	—	2,146,721	—	2,146,721
Singapore	—	1,480,606	—	1,480,606
Sweden	—	1,592,468	—	1,592,468
Switzerland	—	3,320,083	—	3,320,083
Taiwan	686,485	—	—	686,485
United Kingdom	762,840	6,727,719	—	7,490,559
United States	30,089,934	—	—	30,089,934
Total Common Stock	35,306,027	34,684,442	—	69,990,469
Short-Term Investments	—	1,129,280	—	1,129,280
Total Investments, at fair value	$35,306,027	$35,813,722	$—	$71,119,749

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of January 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Canada: 11.8%
54,200		Barrick Gold Corp.	$1,730,064	1.8
41,000		Centerra Gold, Inc.	372,428	0.4
86,421		Eldorado Gold Corp.	967,915	1.0
62,908		GoldCorp, Inc.	2,220,024	2.3
45,700	@	Harry Winston Diamond Corp.	674,458	0.7
8,100		HudBay Minerals, Inc.	94,205	0.1
75,600	@	Lundin Mining Corp.	388,839	0.4
100,800		Suncor Energy, Inc.	3,429,216	3.6
31,329		Teck Cominco Ltd. - Class B	1,143,195	1.2
54,217	@	Thompson Creek Metals Co., Inc.	220,663	0.3
			11,241,007	11.8
		France: 1.1%
9,372		Technip S.A.	1,014,786	1.1

		Netherlands: 1.0%
13,673		Royal Dutch Shell PLC - Class A ADR	964,220	1.0

		Norway: 1.0%
36,900		Statoil ASA ADR	978,957	1.0

		United Kingdom: 1.7%
30,243		Antofagasta PLC	548,385	0.6
5,913		Randgold Resources Ltd. ADR	556,768	0.6
8,416		Rio Tinto PLC	475,454	0.5
			1,580,607	1.7
		United States: 81.2%
45,500		Anadarko Petroleum Corp.	3,640,910	3.8
109,109		Arch Coal, Inc.	776,856	0.8
38,500	@	Basic Energy Services, Inc.	497,805	0.5
32,100	@	Cameron International Corp.	2,032,251	2.1
70,467		Chevron Corp.	8,114,275	8.5
13,300		Cliffs Natural Resources, Inc.	496,223	0.5
12,000	@	Cobalt International Energy, Inc.	290,520	0.3
7,800	@	Concho Resources, Inc.	711,516	0.7
27,200		ConocoPhillips	1,577,600	1.7
10,900		Consol Energy, Inc.	341,606	0.4
11,178	@	Continental Resources, Inc.	929,115	1.0
16,400		Devon Energy Corp.	937,916	1.0
9,900		Domtar Corp.	823,977	0.9
28,700	@	Energy XXI Bermuda Ltd.	898,884	0.9
24,700		EOG Resources, Inc.	3,087,006	3.2
11,700		EQT Corp.	695,097	0.7
96,864		ExxonMobil Corp.	8,714,854	9.1
28,000	@	Forum Energy Technologies, Inc.	714,280	0.7
80,300		Freeport-McMoRan Copper & Gold, Inc.	2,830,575	3.0
62,000	@	FX Energy, Inc.	247,380	0.3
78,828		Halliburton Co.	3,206,723	3.4
16,400		Hess Corp.	1,101,424	1.2
12,200		HollyFrontier Corp.	637,084	0.7
38,500		International Paper Co.	1,594,670	1.7
9,600		Kinder Morgan, Inc./Delaware	359,616	0.4
24,600	@	Laredo Petroleum Holdings, Inc.	453,870	0.5
51,300		Marathon Oil Corp.	1,724,193	1.8
15,600		Mosaic Co.	955,500	1.0
16,078		National Oilwell Varco, Inc.	1,192,023	1.2
42,300	@	Newfield Exploration Co.	1,247,850	1.3
28,100		Newmont Mining Corp.	1,207,176	1.3
24,200	@	Noble Corp.	980,100	1.0
32,000	@	Oasis Petroleum, Inc.	1,148,160	1.2
54,000		Occidental Petroleum Corp.	4,766,580	5.0
14,300		Packaging Corp. of America	549,549	0.6
12,100		Patterson-UTI Energy, Inc.	246,114	0.3
14,650		Phillips 66	887,351	0.9
8,300		Pioneer Natural Resources Co.	975,582	1.0
27,600		Range Resources Corp.	1,853,892	1.9
33,200	@	Rowan Companies PLC	1,144,736	1.2
12,200		Royal Gold, Inc.	910,974	1.0
85,160		Schlumberger Ltd.	6,646,738	7.0
9,300		SM Energy Co.	540,888	0.6
19,600	@	Southwestern Energy Co.	672,280	0.7
27,500	@	Stillwater Mining Co	370,150	0.4
42,500	@	Superior Energy Services	1,061,225	1.1
6,800		Tesoro Corp.	331,092	0.3
23,300	@	Unit Corp.	1,121,429	1.2
16,500		Valero Energy Corp.	721,545	0.8
10,800		Williams Cos., Inc.	378,540	0.4
			77,345,700	81.2

		Total Common Stock
		(Cost $78,081,349)	93,125,277	97.8

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of January 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
		Mutual Funds: 2.2%
2,114,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $2,114,000)	$2,114,000	2.2

		Total Short-Term Investments
		(Cost $2,114,000)	2,114,000	2.2

		Total Investments in Securities (Cost $80,195,349)	$95,239,277	100.0
		Assets in Excess of Other Liabilities	4,329	—
		Net Assets	$95,243,606	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt

		Cost for federal income tax purposes is $82,655,132.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$17,382,574
		Gross Unrealized Depreciation	(4,798,429)
		Net Unrealized Appreciation	$12,584,145

Industry Diversification	Percentage of Net Assets
Integrated Oil & Gas	29.4%
Oil & Gas Exploration & Production	22.6
Oil & Gas Equipment & Services	17.1
Diversified Metals & Mining	5.6
Gold	5.3
Mining	3.1
Oil & Gas Refining & Marketing	2.7
Paper Products	2.6
Oil & Gas Drilling	2.4
Coal & Consumable Fuels	1.2
Precious Metals & Minerals	1.1
Energy	1.0
Fertilizers & Agricultural Chemicals	1.0
Oil & Gas Storage & Transportation	0.8
Paper Packaging	0.6
Steel	0.5
Materials	0.5
Oil & Gas	0.3
Short-Term Investments	2.2
Assets in Excess of Other Liabilities	—
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of January 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2013
Asset Table
Investments, at fair value
Common Stock
Canada	$11,241,007	$—	$—	$11,241,007
France	—	1,014,786	—	1,014,786
Netherlands	964,220	—	—	964,220
Norway	978,957	—	—	978,957
United Kingdom	—	1,580,607	—	1,580,607
United States	77,345,700	—	—	77,345,700
Total Common Stock	90,529,884	2,595,393	—	93,125,277
Short-Term Investments	2,114,000	—	—	2,114,000
Total Investments, at fair value	$92,643,884	$2,595,393	$—	$95,239,277

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Global Opportunities Fund	as of January 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.3%
		Australia: 0.5%
12,743	@, L	Tronox Ltd. - CL A	$241,480	0.5

		Brazil: 1.3%
23,156	@	Hypermarcas SA	200,007	0.4
23,633		MRV Engenharia e Participacoes SA	135,293	0.3
36,234		PDG Realty SA Empreendimentos e Participacoes	57,498	0.1
11,221		Petroleo Brasileiro SA ADR	205,120	0.5
			597,918	1.3
		Cambodia: 0.2%
120,000		NagaCorp Ltd.	94,707	0.2

		Canada: 4.5%
17,505		Barrick Gold Corp.	558,759	1.2
16,018		GoldCorp, Inc.	565,275	1.2
5,020		Potash Corp. of Saskatchewan	213,350	0.5
15,929		Suncor Energy, Inc.	541,401	1.1
19,791		Talisman Energy, Inc.	247,239	0.5
			2,126,024	4.5
		China: 8.6%
4,277	@	Baidu.com ADR	463,199	1.0
157,000		Belle International Holdings	349,189	0.7
376,000		China Communications Construction Co., Ltd.	382,250	0.8
337,000		China Railway Group Ltd.	192,186	0.4
141,000		China Resources Enterprise	505,558	1.1
205,000	@	China Yurun Food Group Ltd.	150,790	0.3
111,800	L	Dongfang Electrical Machinery Co., Ltd.	216,719	0.5
133,000		Golden Eagle Retail Group Ltd.	286,460	0.6
416,000		Guangdong Investment Ltd.	345,343	0.7
22,975		Hengan International Group Co., Ltd.	230,459	0.5
361,000		Industrial and Commercial Bank of China Ltd.	271,873	0.6
350,000	L	Lonking Holdings Ltd	91,176	0.2
34,500		Ping An Insurance Group Co. of China Ltd.	309,539	0.6
656,000		Shanghai Electric Group Co., Ltd.	271,572	0.6
			4,066,313	8.6
		France: 4.4%
23,812		AXA S.A.	440,875	0.9
1,363		Christian Dior S.A.	238,014	0.5
3,395		LVMH Moet Hennessy Louis Vuitton S.A.	639,197	1.4
22,109		Veolia Environnement	283,070	0.6
9,233		Vinci S.A.	469,990	1.0
			2,071,146	4.4
		Germany: 3.3%
27,316	L	Aixtron AG	373,487	0.8
3,702		Bayer AG	365,321	0.8
1,642		Fresenius AG	199,704	0.4
5,005		HeidelbergCement AG	315,504	0.7
14,104		Rhoen Klinikum AG	296,063	0.6
			1,550,079	3.3
		Hong Kong: 2.0%
84,600		Chow Tai Fook Jewellery Group Ltd.	134,779	0.3
65,000	@	Galaxy Entertainment Group Ltd.	292,902	0.6
1,104,000		Hengdeli Holdings Ltd.	387,612	0.8
90,000		Li & Fung Ltd.	126,220	0.3
			941,513	2.0
		India: 2.4%
10,554		Axis Bank Ltd.	298,752	0.6
100,600		Dabur India Ltd.	250,980	0.5
16,500		Housing Development Finance Corp.	244,105	0.5
61,863		ITC Ltd.	357,776	0.8
			1,151,613	2.4
		Indonesia: 2.8%
690,530		Astra International Tbk PT	521,364	1.1
642,328		Bank Mandiri Persero TBK PT	597,152	1.3
322,500		Mitra Adiperkasa Tbk PT	212,123	0.4
			1,330,639	2.8
		Israel: 1.7%
11,875	@	Check Point Software Technologies	593,750	1.3
3,801	@, L	Mellanox Technologies Ltd.	202,289	0.4
			796,039	1.7
		Japan: 3.7%
41,000		Hitachi Ltd.	243,298	0.5
15,000		Mitsubishi Estate Co., Ltd.	363,299	0.8
20,400		Mitsui & Co., Ltd.	308,320	0.6
10,000		Mitsui Fudosan Co., Ltd.	228,591	0.5
5,700		Sumitomo Mitsui Financial Group, Inc.	228,934	0.5
7,600		Toyota Motor Corp.	363,010	0.8
			1,735,452	3.7
		Malaysia: 0.4%
214,300		AirAsia BHD	191,536	0.4

		Netherlands: 5.3%
40,724		Aegon NV	271,885	0.6

PORTFOLIO OF INVESTMENTS
ING Global Opportunities Fund	as of January 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Netherlands (continued)
26,179		CSM	$606,045	1.3
19,238	@	Royal Dutch Shell PLC	680,393	1.4
17,582		SBM Offshore NV	269,233	0.5
21,761		TNT Express NV	167,206	0.4
195,279		Post NL	511,775	1.1
			2,506,537	5.3
		Norway: 0.8%
17,741		Telenor ASA	390,843	0.8

		Peru: 0.7%
2,069	@	Credicorp Ltd.	324,274	0.7

		Philippines: 0.3%
78,170		Universal Robina Corp.	167,926	0.3

		Poland: 0.4%
17,673		Powszechna Kasa Oszczednosci Bank Polski S.A.	197,583	0.4

		Portugal: 0.8%
65,434		Portugal Telecom SGPS S.A.	381,997	0.8

		Russia: 1.0%
37,805		Gazprom OAO ADR	356,123	0.7
8,436	@	X5 Retail Group N.V. GDR	143,351	0.3
			499,474	1.0
		Singapore: 1.2%
70,000		Oversea-Chinese Banking Corp.	553,000	1.2

		South Korea: 1.4%
519		Samsung Electronics Co., Ltd.	690,495	1.4

		Switzerland: 7.6%
24,083		ABB Ltd.	516,261	1.1
13,289		Credit Suisse Group	392,461	0.8
14,064		Nestle S.A.	987,539	2.1
18,151		Novartis AG	1,233,841	2.6
1,063		Partners Group	249,548	0.5
503		Syngenta AG	216,309	0.5
			3,595,959	7.6
		United Kingdom: 10.5%
34,111		BG Group PLC	605,430	1.3
87,565		BP PLC	648,198	1.4
2,935		British American Tobacco PLC	152,536	0.3
19,651		Eurasian Natural Resources Corp.	102,727	0.2
73,754		HSBC Holdings PLC	838,709	1.8
25,073		Imperial Tobacco Group PLC	932,315	2.0
5,879		Rio Tinto PLC	332,128	0.7
11,284		Shire PLC	377,473	0.8
27,657		Standard Chartered PLC	735,357	1.5
17,774		Telecity Group PLC	238,780	0.5
			4,963,653	10.5
		United States: 31.5%
6,888		AbbVie, Inc.	252,721	0.5
7,144	@	Acme Packet, Inc.	172,671	0.4
8,864	@	Adobe Systems, Inc.	335,325	0.7
1,510		Apple, Inc.	687,518	1.4
2,800	@	BioMarin Pharmaceuticals, Inc.	153,692	0.3
18,291		Blackstone Group LP	338,384	0.7
3,572	@	BorgWarner, Inc.	264,971	0.6
4,248		Celanese Corp.	199,146	0.4
5,153	@	Celgene Corp.	509,941	1.1
11,875	@	Ciena Corp.	185,963	0.4
17,427		Citigroup, Inc.	734,722	1.5
8,830		Coach, Inc.	450,330	0.9
8,611	@	EMC Corp.	211,917	0.4
2,000	@	F5 Networks, Inc.	209,760	0.4
7,337		Freeport-McMoRan Copper & Gold, Inc.	258,629	0.5
1,018	@	Google, Inc. - Class A	769,293	1.6
12,744		Halliburton Co.	518,426	1.1
5,310	@	Informatica Corp.	196,523	0.4
11,682		KBR, Inc.	364,712	0.8
21,887	@, L	MAKO Surgical Corp.	253,670	0.5
13,505		Mead Johnson Nutrition Co.	1,026,380	2.2
30,948		Microsoft Corp.	850,142	1.8
3,481		Monsanto Co.	352,799	0.7
5,248		Mosaic Co.	321,440	0.7
20,534	@	NetApp, Inc.	739,224	1.6
11,102	@	Nuance Communications, Inc.	267,003	0.6
4,574		Occidental Petroleum Corp.	403,747	0.9
2,165	@	Onyx Pharmaceuticals, Inc.	167,831	0.4
16,062	@	Quanta Services, Inc.	465,316	1.0
2,200	@	Red Hat, Inc.	122,232	0.3
8,303	@	Riverbed Technolgoy, Inc.	161,078	0.3
5,020		Schlumberger Ltd.	391,811	0.8
9,718	@	Southwestern Energy Co.	333,327	0.7
7,323		Thermo Fisher Scientific, Inc.	528,281	1.1
10,300	@, L	Universal Display Corp.	286,546	0.6
6,854	@, L	Veeco Instruments, Inc.	215,558	0.5
3,434	@	VMware, Inc.	262,632	0.6
26,356	@	Weatherford International Ltd.	351,853	0.7
10,064		Yum! Brands, Inc.	653,556	1.4
			14,969,070	31.5
		Total Common Stock
		(Cost $39,714,308)	46,135,270	97.3

PORTFOLIO OF INVESTMENTS
ING Global Opportunities Fund	as of January 31, 2013 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.3%
6,584	SPDR S&P Biotech ETF	$626,073	1.3

	Total Exchange-Traded Funds
	(Cost $327,784)	626,073	1.3

	Total Long-Term Investments
	(Cost $40,042,092)	46,761,343	98.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.6%
	Securities Lending Collateral(cc)(1): 3.6%
706,689	Citigroup, Inc., Repurchase Agreement dated 01/31/13, 0.13%, due 02/01/13 (Repurchase Amount $706,692, collateralized by various U.S. Government Securities, 0.000%-8.750%, Market Value plus accrued interest $720,823, due 05/31/13-02/15/42)	$706,689	1.5
1,000,000	Merrill Lynch & Co., Inc., Repurchase Agreement dated 01/31/13, 0.17%, due 02/01/13 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $1,020,000, due 07/20/41-01/01/43)	1,000,000	2.1
		1,706,689	3.6

	Total Short-Term Investments
	(Cost $1,706,689)	1,706,689	3.6

	Total Investments in Securities (Cost $41,748,781)	$48,468,032	102.2
	Liabilities in Excess of Other Assets	(1,024,373)	(2.2)
	Net Assets	$47,443,659	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at January 31, 2013.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $42,167,563.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$9,276,039
	Gross Unrealized Depreciation	(2,975,570)
	Net Unrealized Appreciation	$6,300,469

Sector Diversification	Percentage of Net Assets
Information Technology	17.9%
Financials	16.0
Consumer Staples	12.1
Energy	11.6
Consumer Discretionary	11.0
Health Care	9.1
Industrials	8.9
Materials	7.8
Telecommunication Services	1.6
Utilities	1.3
Exchange-Traded Funds	1.3
Short-Term Investments	3.6
Liabilities in Excess of Other Assets	(2.2)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Opportunities Fund	as of January 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$241,480	$—	$—	$241,480
Brazil	597,918	—	—	597,918
Cambodia	—	94,707	—	94,707
Canada	2,126,024	—	—	2,126,024
China	463,199	3,603,114	—	4,066,313
France	—	2,071,146	—	2,071,146
Germany	296,063	1,254,016	—	1,550,079
Hong Kong	—	941,513	—	941,513
India	250,980	900,633	—	1,151,613
Indonesia	—	1,330,639	—	1,330,639
Israel	796,039	—	—	796,039
Japan	—	1,735,452	—	1,735,452
Malaysia	—	191,536	—	191,536
Netherlands	167,206	2,339,331	—	2,506,537
Norway	—	390,843	—	390,843
Peru	324,274	—	—	324,274
Philippines	167,926	—	—	167,926
Poland	—	197,583	—	197,583
Portugal	—	381,997	—	381,997
Russia	356,123	143,351	—	499,474
Singapore	—	553,000	—	553,000
South Korea	—	690,495	—	690,495
Switzerland	—	3,595,959	—	3,595,959
United Kingdom	—	4,963,653	—	4,963,653
United States	14,969,070	—	—	14,969,070
Total Common Stock	20,756,302	25,378,968	—	46,135,270
Exchange-Traded Funds	626,073	—	—	626,073
Short-Term Investments	—	1,706,689	—	1,706,689
Total Investments, at fair value	$21,382,375	$27,085,657	$—	$48,468,032

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of January 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Australia: 10.0%
60,860,716		Dexus Property Group	$66,343,867	1.4
15,231,100		Federation Centres	37,007,240	0.8
9,781,288		Goodman Group	45,880,020	1.0
9,200,145		GPT Group	36,395,363	0.8
8,816,775		Investa Office Fund	27,898,304	0.6
23,157,258		Mirvac Group	38,434,804	0.8
10,656,059		Westfield Group	124,355,095	2.6
28,492,481		Westfield Retail Trust	95,419,060	2.0
			471,733,753	10.0
		Brazil: 0.1%
284,400		Sonae Sierra Brasil SA	4,363,080	0.1
		Canada: 1.3%
416,700		Boardwalk Real Estate Investment Trust	27,427,667	0.6
308,400		Calloway Real Estate Investment Trust	9,149,344	0.2
978,200		RioCan Real Estate Investment Trust	26,362,559	0.5
			62,939,570	1.3
		China: 0.7%
10,539,500		China Overseas Land & Investment Ltd.	32,688,405	0.7
		France: 4.2%
320,362		Fonciere Des Regions	27,047,804	0.6
100,580		ICADE	8,873,070	0.2
1,018,956		Klepierre	40,148,899	0.8
137,350		Mercialys	3,055,596	0.1
116,020		Societe Immobiliere de Location pour l’Industrie et le Commerce	12,696,998	0.3
438,934		Unibail	103,663,129	2.2
			195,485,496	4.2
		Germany: 0.7%
484,834		Deutsche Wohnen AG	9,334,227	0.2
530,257		GSW Immobilien AG	22,626,654	0.5
			31,960,881	0.7
		Hong Kong: 12.0%
7,015,109		Cheung Kong Holdings Ltd.	115,052,751	2.5
3,351,600		Hang Lung Group Ltd.	20,317,385	0.4
4,516,945		Hang Lung Properties Ltd.	17,056,945	0.4
4,956,094		Hongkong Land Holdings Ltd.	38,778,814	0.8
7,914,000		Kerry Properties Ltd.	42,732,118	0.9
14,611,900		Link Real Estate Investment Trust	75,966,636	1.6
28,584,986		Sino Land Co.	53,445,306	1.1
6,777,000		Sun Hung Kai Properties Ltd.	111,338,128	2.4
8,701,800		Swire Properties Ltd.	31,867,311	0.7
6,575,346		Wharf Holdings Ltd.	58,082,544	1.2
			564,637,938	12.0
		Japan: 13.6%
4,180		Advance Residence Investment Corp.	8,690,512	0.2
593,900		Daito Trust Construction Co., Ltd.	58,515,446	1.2
770,900		Daiwa House Industry Co., Ltd.	14,166,246	0.3
6,165		Japan Real Estate Investment Corp.	62,335,076	1.3
20,806		Japan Retail Fund Investment Corp.	39,423,604	0.8
2,687		Kenedix Realty Investment Corp.	10,522,437	0.2
7,729,423		Mitsubishi Estate Co., Ltd.	187,206,066	4.0
5,709,088		Mitsui Fudosan Co., Ltd.	130,504,635	2.8
1,958		Nippon Accommodations Fund, Inc.	14,957,797	0.3
2,687		Nippon Building Fund, Inc.	27,732,232	0.6
1,628,200		Sumitomo Realty & Development Co., Ltd.	49,642,898	1.1
3,823,200		Tokyo Tatemono Co., Ltd.	17,893,009	0.4
16,208		United Urban Investment Corp.	19,795,257	0.4
			641,385,215	13.6
		Netherlands: 0.2%
220,268		Eurocommercial Properties NV	8,780,017	0.2
		Singapore: 5.2%
2,316,000		Ascendas Real Estate Investment Trust	4,737,039	0.1
40,824,600	L	CapitaCommercial Trust	54,911,124	1.2
20,553,158		CapitaLand Ltd.	66,385,364	1.4
24,187,991		CapitaMall Trust	41,399,252	0.9
2,743,800		Frasers Centrepoint Trust	4,301,894	0.1
24,531,600		Global Logistic Properties Ltd.	54,670,731	1.1
5,447,000		Keppel Land Ltd.	18,741,377	0.4
			245,146,781	5.2
		Sweden: 0.7%
1,667,062		Castellum AB	24,583,200	0.5
712,919		Hufvudstaden AB	9,216,946	0.2
			33,800,146	0.7
		Switzerland: 0.6%
294,252		PSP Swiss Property AG	28,204,838	0.6
		United Kingdom: 4.9%
1,589,137		British Land Co. PLC	14,156,715	0.3
987,670		Derwent Valley Holdings PLC	33,781,098	0.7

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of January 31, 2013 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	United Kingdom (continued)
4,543,692	Great Portland Estates PLC	$35,021,321	0.8
7,329,396	Hammerson PLC	56,421,912	1.2
5,599,753	Land Securities Group PLC	71,321,210	1.5
5,131,330	Safestore Holdings Ltd.	10,172,813	0.2
2,363,010	Segro PLC	9,299,099	0.2
		230,174,168	4.9
	United States: 44.0%
299,200	American Tower Corp.	22,784,080	0.5
762,808	AvalonBay Communities, Inc.	99,004,850	2.1
1,127,700	Boston Properties, Inc.	118,724,256	2.5
892,200	BRE Properties, Inc.	45,395,136	1.0
2,907,800	DDR Corp.	48,240,402	1.0
1,604,600	Douglas Emmett, Inc.	37,419,272	0.8
2,515,400	Duke Realty Corp.	38,762,314	0.8
1,370,634	Equity Residential	75,919,417	1.6
153,600	Essex Property Trust, Inc.	23,620,608	0.5
234,442	Federal Realty Investment Trust	24,815,686	0.5
4,559,611	General Growth Properties, Inc.	89,003,607	1.9
1,778,329	HCP, Inc.	82,496,682	1.8
1,253,900	Health Care Real Estate Investment Trust, Inc.	78,795,076	1.7
794,900	Highwoods Properties, Inc.	28,616,400	0.6
6,983,535	Host Hotels & Resorts, Inc.	117,253,553	2.5
1,155,600	Kilroy Realty Corp.	57,664,440	1.2
3,409,900	Kimco Realty Corp.	70,823,623	1.5
1,508,575	Liberty Property Trust	59,090,883	1.3
1,713,641	Macerich Co.	102,338,640	2.2
590,900	Pebblebrook Hotel Trust	14,719,319	0.3
958,000	Post Properties, Inc.	46,472,580	1.0
2,634,102	ProLogis, Inc.	105,100,670	2.2
562,924	Public Storage, Inc.	86,650,891	1.8
1,222,320	Simon Property Group, Inc.	195,791,218	4.2
1,067,830	SL Green Realty Corp.	85,832,175	1.8
227,400	Starwood Hotels & Resorts Worldwide, Inc.	13,964,634	0.3
920,200	Tanger Factory Outlet Centers, Inc.	32,593,484	0.7
781,100	Taubman Centers, Inc.	63,659,650	1.4
3,040,055	UDR, Inc.	72,626,914	1.5
1,109,404	Ventas, Inc.	73,542,391	1.6
552,702	Vornado Realty Trust	46,681,211	1.0
376,200	Weyerhaeuser Co.	11,331,144	0.2
		2,069,735,206	44.0

	Total Common Stock
	(Cost $3,376,479,059)	4,621,035,494	98.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Securities Lending Collateral(cc)(1): 0.2%
1,781,257	BankofNovaScotia, Repurchase Agreement dated 01/31/13, 0.17%, due 02/01/13 (Repurchase Amount $1,781,265, collateralized by various U.S. Government Agency Obligations, 3.000%-5.000%, Market Value plus accrued interest $1,816,891, due 04/01/26-01/01/43)	$1,781,257	0.1
1,781,257	Citigroup, Inc., Repurchase Agreement dated 01/31/13, 0.17%, due 02/01/13 (Repurchase Amount $1,781,265, collateralized by various U.S. Government Agency Obligations, 0.791%-5.500%, Market Value plus accrued interest $1,816,882, due 02/01/19-02/01/43)	1,781,257	0.0
1,781,257	Merrill Lynch & Co., Inc., Repurchase Agreement dated 01/31/13, 0.17%, due 02/01/13 (Repurchase Amount $1,781,265, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $1,816,882, due 07/20/41-01/01/43)	1,781,257	0.1
1,781,257	Mizuho Securities USA Inc., Repurchase Agreement dated 01/31/13, 0.19%, due 02/01/13 (Repurchase Amount $1,781,266, collateralized by various U.S. Government Agency Obligations, 1.771%-11.000%, Market Value plus accrued interest $1,816,882, due 02/01/13-06/01/42)	1,781,257	0.0

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of January 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral(cc)(1) (continued)
374,967		Royal Bank of Canada, Repurchase Agreement dated 01/31/13, 0.12%, due 02/01/13 (Repurchase Amount $374,968, collateralized by various U.S. Government Securities, 0.000%-4.000%, Market Value plus accrued interest $382,469, due 06/06/13-07/15/22)	$374,967	0.0
			7,499,995	0.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.3%
62,769,410		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $62,769,410)	62,769,410	1.3

		Total Short-Term Investments
		(Cost $70,269,405)	70,269,405	1.5

		Total Investments in Securities (Cost $3,446,748,464)	$4,691,304,899	99.7
		Assets in Excess of Other Liabilities	13,269,754	0.3
		Net Assets	$4,704,574,653	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at January 31, 2013.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $3,765,580,891.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$1,070,003,639
		Gross Unrealized Depreciation	(144,279,631)
		Net Unrealized Appreciation	$925,724,008

REIT Diversification	Percentage of Net Assets
Retail REITs	26.6%
Diversified Real Estate Activities	16.5
Office REITs	12.4
Specialized REITs	10.2
Diversified REITs	9.3
Residential REITs	8.8
Real Estate Operating Companies	4.9
Real Estate Development	4.7
Industrial REITs	3.5
Hotels, Resorts & Cruise Lines	0.3
Short-Term Investments	2.5
Assets in Excess of Other Liabilities	0.3
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of January 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$37,007,240	$434,726,513	$—	$471,733,753
Brazil	4,363,080	—	—	4,363,080
Canada	62,939,570	—	—	62,939,570
China	—	32,688,405	—	32,688,405
France	12,696,998	182,788,498	—	195,485,496
Germany	—	31,960,881	—	31,960,881
Hong Kong	—	564,637,938	—	564,637,938
Japan	—	641,385,215	—	641,385,215
Netherlands	—	8,780,017	—	8,780,017
Singapore	—	245,146,781	—	245,146,781
Sweden	—	33,800,146	—	33,800,146
Switzerland	—	28,204,838	—	28,204,838
United Kingdom	10,172,813	220,001,355	—	230,174,168
United States	2,069,735,206	—	—	2,069,735,206
Total Common Stock	2,196,914,907	2,424,120,587	—	4,621,035,494
Short-Term Investments	62,769,410	7,499,995	—	70,269,405
Total Investments, at fair value	$2,259,684,317	$2,431,620,582	$—	$4,691,304,899

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.1%
	Australia: 8.8%
6,513	AGL Energy Ltd.	$104,729	0.2
4,075	ALS Ltd./Queensland	47,908	0.1
6,700	Amcor Ltd.	58,692	0.1
4,290	AMP Ltd.	23,814	0.0
4,506	Aurizon Holdings Ltd.	18,672	0.0
13,629	Australia & New Zealand Banking Group Ltd.	378,528	0.6
4,890	Bendigo Bank Ltd.	47,040	0.1
16,101	BHP Billiton Ltd.	633,283	1.1
2,292	Brambles Ltd.	19,359	0.0
4,182	Caltex Australia Ltd.	84,857	0.1
12,485	CFS Retail Property Trust	26,058	0.0
1,824	Coca-Cola Amatil Ltd.	26,325	0.0
216	Cochlear Ltd.	18,179	0.0
8,850	Commonwealth Bank of Australia	595,377	1.0
3,134	Computershare Ltd.	34,274	0.1
2,463	CSL Ltd.	140,990	0.2
34,984	Dexus Property Group	38,136	0.1
11,145	Federation Centres	27,079	0.0
1,541	Flight Centre Ltd.	48,859	0.1
21,286	Fortescue Metals Group Ltd.	104,410	0.2
14,895	GPT Group	58,924	0.1
2,737	Iluka Resources Ltd.	27,743	0.0
22,069	Insurance Australia Group	115,469	0.2
5,020	Lend Lease Corp., Ltd.	54,265	0.1
2,294	Macquarie Group Ltd.	92,263	0.2
18,372	Mirvac Group	30,493	0.0
11,544	National Australia Bank Ltd.	329,866	0.6
4,513	Newcrest Mining Ltd.	110,541	0.2
10,859	Origin Energy Ltd.	142,656	0.2
1,444	QBE Insurance Group Ltd.	17,984	0.0
1,489	Ramsay Health Care Ltd.	45,869	0.1
3,041	Rio Tinto Ltd.	211,201	0.4
2,829	Santos Ltd.	35,340	0.1
1,308	Sonic Healthcare Ltd.	18,639	0.0
11,614	Suncorp-Metway Ltd.	128,718	0.2
4,955	Sydney Airport	16,411	0.0
15,736	Tattersall’s Ltd.	53,409	0.1
16,057	Telstra Corp., Ltd.	77,073	0.1
8,102	Toll Holdings Ltd.	44,662	0.1
5,616	Transurban Group	35,743	0.1
7,420	Wesfarmers Ltd.	291,184	0.5
6,602	Westfield Group	77,045	0.1
12,977	Westfield Retail Trust	43,459	0.1
17,707	Westpac Banking Corp.	518,013	0.9
1,413	Woodside Petroleum Ltd.	52,341	0.1
5,080	Woolworths Ltd.	165,494	0.3
		5,271,374	8.8
	Austria: 0.3%
866	Andritz AG	56,973	0.1
6,223	Immofinanz Immobilien Anlagen AG	27,262	0.1
553	Raiffeisen International Bank Holding AG	24,836	0.0
1,572	Voestalpine AG	57,637	0.1
		166,708	0.3
	Belgium: 2.0%
556	Ageas	18,365	0.0
5,362	Anheuser-Busch InBev Worldwide, Inc.	471,792	0.8
1,556	Colruyt S.A.	75,435	0.1
445	Groupe Bruxelles Lambert S.A.	37,140	0.1
4,988	KBC Groep NV	196,359	0.3
1,683	Solvay S.A.	264,421	0.5
1,324	Telenet Group Holding NV	62,650	0.1
1,368	Umicore	71,175	0.1
		1,197,337	2.0
	China: 0.1%
14,000	BOC Hong Kong Holdings Ltd.	48,310	0.1
	Denmark: 1.1%
697	Coloplast A/S	36,786	0.0
1,254	DSV A/S	32,149	0.1
3,334	Novo-Nordisk A/S	613,763	1.0
		682,698	1.1
	Finland: 1.0%
8,571	Elisa OYJ	203,808	0.3
10,208	Fortum OYJ	191,006	0.3
3,996	Metso OYJ	178,682	0.3
3,784	UPM-Kymmene OYJ	46,267	0.1
		619,763	1.0
	France: 9.8%
3,926	Accor S.A.	153,250	0.3
1,457	Alstom	64,583	0.1
339	Atos Origin	24,778	0.0
20,322	AXA S.A.	376,259	0.6
8,366	BNP Paribas	524,916	0.9
255	Bureau Veritas SA	30,521	0.1
3,999	Carrefour S.A.	114,011	0.2
149	Christian Dior S.A.	26,019	0.0
11,606	CNP Assurances	191,872	0.3
15,238	Electricite de France SA	292,530	0.5
1,813	Fonciere Des Regions	153,070	0.3
24,888	France Telecom S.A.	282,646	0.5
1,058	Gaz de France	21,703	0.0
1,717	Gecina S.A.	194,479	0.3
2,144	Groupe Danone	148,583	0.3
275	ICADE	24,260	0.0
1,605	Lafarge S.A.	98,019	0.2
327	L’Oreal S.A.	48,557	0.1
7,247	Natixis	28,715	0.0
605	Publicis Groupe	39,590	0.1
5,847	Renault S.A.	352,422	0.6
3,895	Rexel SA	82,824	0.1
4,115	Sanofi	401,153	0.7
253	Schneider Electric S.A.	19,248	0.0
1,321	Scor S.A.	38,032	0.1
686	Societe BIC S.A.	92,305	0.2
1,716	Societe Generale	77,487	0.1

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2013 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	France (continued)
356	Sodexho Alliance S.A.	$31,734	0.1
2,951	Technip S.A.	319,530	0.5
2,445	Thales S.A.	88,052	0.1
8,941	Total S.A.	484,530	0.8
203	Unibail	47,943	0.1
7,617	Vinci S.A.	387,731	0.7
12,742	Vivendi	272,876	0.5
1,920	Wendel	208,307	0.3
751	Zodiac Aerospace	82,219	0.1
		5,824,754	9.8
	Germany: 8.4%
3,517	Adidas AG	326,614	0.5
1,183	Allianz AG	169,271	0.3
7,451	BASF AG	754,637	1.3
6,533	Bayer AG	644,690	1.1
2,712	Continental AG	318,280	0.5
310	DaimlerChrysler AG	18,043	0.0
2,038	Deutsche Bank AG	105,403	0.2
665	Deutsche Boerse AG	43,788	0.1
7,295	Deutsche Post AG	171,299	0.3
8,058	Deutsche Telekom AG	98,993	0.2
304	Fresenius AG	36,973	0.1
2,885	Hannover Rueckversicheru - Reg	232,907	0.4
1,392	HeidelbergCement AG	87,749	0.1
2,087	Henkel AG & Co. KGaA	154,811	0.3
4,207	Henkel KGaA - Vorzug	371,431	0.6
1,105	Lanxess	93,339	0.1
1,573	Merck KGaA	218,697	0.4
2,037	Muenchener Rueckversicherungs AG	374,104	0.6
2,219	RWE AG	83,438	0.1
2,983	SAP AG	244,626	0.4
1,837	Siemens AG	201,267	0.3
3,670	Suedzucker AG	156,984	0.3
428	Volkswagen AG	98,870	0.2
		5,006,214	8.4
	Greece: 0.4%
8,218	Coca-Cola Hellenic Bottling Co. S.A.	213,682	0.4
	Hong Kong: 3.0%
16,630	AIA Group Ltd.	66,156	0.1
1,500	ASM Pacific Technology Ltd.	18,945	0.0
3,000	Cheung Kong Holdings Ltd.	49,202	0.1
19,500	CLP Holdings Ltd.	165,699	0.3
170,000	First Pacific Co.	218,954	0.4
33,000	Galaxy Entertainment Group Ltd.	148,704	0.2
56,000	HKT Trust / HKT Ltd.	52,200	0.1
900	Hong Kong Exchanges and Clearing Ltd.	17,074	0.0
3,000	Power Assets Holdings Ltd.	25,994	0.0
6,000	Hutchison Whampoa Ltd.	67,062	0.1
6,000	Hysan Development Co., Ltd.	30,212	0.1
9,000	Link Real Estate Investment Trust	46,791	0.1
9,200	MGM China Holdings Ltd.	21,755	0.0
21,000	MTR Corp.	86,686	0.1
20,486	New World Development Ltd.	37,679	0.1
16,629	NWS Holdings Ltd.	29,675	0.1
19,000	Sun Hung Kai Properties Ltd.	312,148	0.5
2,500	Swire Pacific Ltd.	32,088	0.1
5,400	Swire Properties Ltd.	19,776	0.0
16,000	Wharf Holdings Ltd.	141,334	0.2
41,000	Wheelock & Co., Ltd.	231,036	0.4
		1,819,170	3.0
	India: 0.0%
943	Vedanta Resources PLC	18,008	0.0
	Israel: 0.6%
6,586	Bank Hapoalim BM	27,766	0.1
7,131	Bank Leumi Le-Israel BM	23,827	0.0
22,626	Bezeq Israeli Telecommunication Corp., Ltd.	26,516	0.0
2,563	Israel Chemicals Ltd.	34,041	0.1
553	Mellanox Technologies Ltd.	28,087	0.1
1,740	Mizrahi Tefahot Bank Ltd.	18,424	0.0
4,703	Teva Phaemaceutical Industries Ltd.	178,702	0.3
		337,363	0.6
	Italy: 1.0%
1,020	Assicurazioni Generali S.p.A.	19,526	0.0
2,919	ENI S.p.A.	72,909	0.1
663	Exor SpA	19,596	0.0
38,242	Fiat S.p.A	234,074	0.4
20,447	Finmeccanica S.p.A.	134,369	0.2
22,834	Intesa Sanpaolo S.p.A.	46,544	0.1
17,377	Terna S.p.A	73,163	0.1
3,841	UniCredit SpA	24,794	0.1
		624,975	1.0
	Japan: 19.5%
1,300	Advantest Corp.	17,702	0.0
1,100	Aeon Credit Service Co., Ltd.	22,823	0.0
8,000	Aisin Seiki Co., Ltd.	262,052	0.4
800	Alfresa Holdings Corp.	35,051	0.1
75,000	Aozora Bank Ltd.	210,855	0.4
4,400	Asahi Group Holdings, Ltd.	93,512	0.2
5,000	Bank of Yokohama Ltd.	23,882	0.0
500	Benesse Holdings, Inc.	21,797	0.0
13,800	Brother Industries Ltd.	146,732	0.3
11,200	Canon, Inc.	407,851	0.7
3,700	Central Japan Railway Co.	323,620	0.5
1,000	Chiyoda Corp.	12,536	0.0
2,000	Chubu Electric Power Co., Inc.	25,263	0.0
2,000	Chugoku Bank Ltd.	27,547	0.1
1,200	Chugoku Electric Power Co., Inc.	15,790	0.0
14,000	Sumitomo Mitsui Trust Holdings, Inc.	51,710	0.1
6,000	Daihatsu Motor Co., Ltd.	124,816	0.2
200	Daito Trust Construction Co., Ltd.	19,706	0.0

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2013 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Japan (continued)
11,000	Daiwa House Industry Co., Ltd.	$202,139	0.3
1,800	East Japan Railway Co.	121,513	0.2
400	Eisai Co., Ltd.	17,489	0.0
2,000	Electric Power Development Co., Ltd.	45,982	0.1
2,000	FamilyMart Co., Ltd.	80,342	0.1
19,000	Fujitsu Ltd.	76,936	0.1
7,000	Fukuoka Financial Group, Inc.	29,474	0.1
3,900	Gree, Inc.	57,989	0.1
550	Hakuhodo DY Holdings, Inc.	37,478	0.1
4,000	Hiroshima Bank Ltd.	17,005	0.0
3,400	Hitachi Chemical Co., Ltd.	47,878	0.1
1,900	Hokuriku Electric Power Co.	20,948	0.0
2,400	Honda Motor Co., Ltd.	90,718	0.2
10,500	Hoya Corp.	202,740	0.3
3,500	Ibiden Co., Ltd.	49,884	0.1
1,300	Idemitsu Kosan Co., Ltd.	113,985	0.2
31,660	Itochu Corp.	358,059	0.6
600	Japan Airlines Co. Ltd.	24,751	0.0
1,100	Japan Petroleum Exploration Co.	40,532	0.1
7,700	Japan Tobacco, Inc.	240,248	0.4
5,600	JFE Holdings, Inc.	119,535	0.2
3,000	JGC Corp.	85,047	0.1
39	Jupiter Telecommunications Co.	46,700	0.1
2,300	Kansai Electric Power Co., Inc.	21,913	0.0
3,000	Kao Corp.	86,058	0.2
13,000	Kinden Corp.	86,203	0.2
2,000	Kirin Brewery Co., Ltd.	24,992	0.0
13,000	Koito Manufacturing Co., Ltd.	216,714	0.4
2,900	Konami Corp.	61,543	0.1
8,500	Konica Minolta Holdings, Inc.	67,889	0.1
2,000	Kyowa Hakko Kogyo Co., Ltd.	18,910	0.0
2,300	Kyushu Electric Power Co., Inc.	22,138	0.0
6,000	Marubeni Corp.	44,072	0.1
5,100	Marui Group Co., Ltd.	41,459	0.1
1,000	McDonald’s Holdings Co. Japan Ltd.	25,668	0.1
6,300	Medipal Holdings Corp.	79,823	0.1
1,014	Miraca Holdings, Inc.	42,277	0.1
43,500	Mitsubishi Chemical Holdings Corp.	201,423	0.3
6,500	Mitsubishi Corp.	137,132	0.2
2,000	Mitsubishi Estate Co., Ltd.	48,440	0.1
33,797	Mitsubishi UFJ Financial Group, Inc.	192,208	0.3
2,270	Mitsubishi UFJ Lease & Finance Co., Ltd.	103,142	0.2
7,792	Mitsui & Co., Ltd.	117,766	0.2
96,000	Mitsui Chemicals, Inc.	227,668	0.4
2,400	Mitsui Sumitomo Insurance Group Holdings, Inc.	50,270	0.1
195,984	Mizuho Financial Group, Inc.	391,180	0.7
400	Murata Manufacturing Co., Ltd.	24,666	0.0
7,100	Namco Bandai Holdings, Inc.	101,275	0.2
2,000	NGK Insulators Ltd.	23,262	0.0
4,800	NHK Spring Co., Ltd.	42,135	0.1
12,000	Nippon Electric Glass Co., Ltd.	57,833	0.1
2,000	Nippon Meat Packers, Inc.	27,067	0.1
5,800	Nippon Telegraph & Telephone Corp.	242,912	0.4
2,100	Nissan Motor Co., Ltd.	21,501	0.0
250	Nitori Co., Ltd.	19,083	0.0
2,400	NKSJ Holdings, Inc.	50,459	0.1
9,300	NOK Corp.	139,054	0.2
3,100	Nomura Holdings, Inc.	17,745	0.0
9,400	Nomura Real Estate Holdings, Inc.	171,533	0.3
4	Nomura Real Estate Office Fund, Inc.	23,597	0.0
94	NTT DoCoMo, Inc.	142,511	0.2
20	NTT Urban Development Corp.	19,995	0.0
29,000	OJI Paper Co., Ltd.	93,780	0.2
940	ORIX Corp.	100,562	0.2
23,000	Osaka Gas Co., Ltd.	86,275	0.2
7,300	Otsuka Holdings Co. Ltd.	235,482	0.4
900	Rohm Co., Ltd.	29,921	0.1
500	Secom Co., Ltd.	24,940	0.0
2,800	Seven & I Holdings Co., Ltd.	85,059	0.1
1,100	Shikoku Electric Power Co., Inc.	13,494	0.0
1,000	Shimamura Co., Ltd.	98,193	0.2
12,000	Shinsei Bank Ltd.	24,516	0.0
10,800	Shionogi & Co., Ltd.	193,021	0.3
1,900	Shiseido Co., Ltd.	26,306	0.1
2,700	Softbank Corp.	96,206	0.2
171,000	Sojitz Corp.	256,660	0.4
23,700	Sony Corp.	354,500	0.6
1,000	Sony Financial Holdings, Inc.	16,890	0.0
25,200	Sumitomo Corp.	325,970	0.6
42,000	Sumitomo Heavy Industries	185,339	0.3
7,000	Sumitomo Mitsui Financial Group, Inc.	281,147	0.5
1,000	Sumitomo Realty & Development Co., Ltd.	30,489	0.1
12,500	Sumitomo Rubber Industries, Inc.	166,811	0.3
2,300	Suzuki Motor Corp.	60,351	0.1
8,300	T&D Holdings, Inc.	102,410	0.2
2,751	Takeda Pharmaceutical Co., Ltd.	141,365	0.2
2,300	Tohoku Electric Power Co., Inc.	18,725	0.0
3,249	Tokio Marine Holdings, Inc.	95,949	0.2
500	Tokyo Electron Ltd.	21,501	0.0
9,000	Tokyo Gas Co., Ltd.	42,440	0.1
2,000	TonenGeneral Sekiyu KK	17,440	0.0
8,000	Toppan Printing Co., Ltd.	49,654	0.1
1,000	Toyo Suisan Kaisha Ltd.	27,725	0.1
2,200	Toyoda Gosei Co., Ltd.	48,746	0.1

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2013 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Japan (continued)
10,290	Toyota Motor Corp.	$491,496	0.8
1,000	Tsumura & Co.	32,849	0.1
500	Uni-Charm Corp.	26,519	0.1
750	USS Co., Ltd.	84,250	0.1
8,600	Yamato Holdings Co., Ltd.	144,543	0.2
2,700	Yamato Kogyo Co., Ltd.	77,339	0.1
		11,612,996	19.5
	Luxembourg: 0.3%
9,819	Tenaris S.A.	205,975	0.3
	Macau: 0.2%
16,400	Sands China Ltd.	82,760	0.1
11,000	SJM Holdings Ltd.	30,030	0.1
		112,790	0.2
	Netherlands: 3.7%
33,525	Aegon NV	223,822	0.4
1,121	ASML Holding NV	84,092	0.2
2,558	European Aeronautic Defence and Space Co. NV	119,921	0.2
3,066	Fugro NV	185,568	0.3
217	Gemalto NV	19,316	0.0
886	Heineken Holding NV	52,349	0.1
255	Heineken NV	17,932	0.0
12,355	Royal Dutch Shell PLC - Class A	437,967	0.7
11,209	Royal Dutch Shell PLC - Class B	407,411	0.7
15,018	Koninklijke Philips Electronics NV	467,748	0.8
4,454	Unilever NV	180,458	0.3
		2,196,584	3.7
	New Zealand: 0.2%
5,625	Fletcher Building Ltd.	44,937	0.1
33,734	Telecom Corp. of New Zealand Ltd.	68,697	0.1
		113,634	0.2
	Norway: 1.1%
9,426	Subsea 7 SA	227,701	0.4
9,662	Statoil ASA	257,420	0.4
3,147	Telenor ASA	69,330	0.1
2,136	Yara International ASA	113,909	0.2
		668,360	1.1
	Portugal: 0.2%
28,638	Energias de Portugal S.A.	92,214	0.2
	Singapore: 1.6%
24,000	CapitaCommercial Trust	32,281	0.1
4,000	DBS Group Holdings Ltd.	48,345	0.1
10,000	Fraser and Neave Ltd.	77,034	0.1
103,500	Hutchison Port Holdings Trust	84,870	0.2
3,000	Keppel Corp., Ltd.	27,875	0.0
15,000	Olam International Ltd.	19,616	0.0
6,000	Oversea-Chinese Banking Corp.	47,400	0.1
18,000	Singapore Airlines Ltd.	159,850	0.3
18,000	Singapore Press Holdings Ltd.	59,636	0.1
21,000	Singapore Telecommunications Ltd.	59,351	0.1
7,000	StarHub Ltd.	22,061	0.0
7,000	United Overseas Bank Ltd.	106,607	0.2
32,000	United Overseas Land Ltd.	161,625	0.3
7,000	Wilmar International Ltd.	21,587	0.0
		928,138	1.6
	Spain: 3.2%
10,475	Amadeus IT Holding S.A.	262,491	0.4
31,887	Banco Santander Central Hispano S.A.	266,911	0.5
793	Banco Santander SA	6,653	0.0
22,892	Bankia SA	15,861	0.0
10,199	Banco Bilbao Vizcaya Argentaria S.A.	101,396	0.2
8,503	Enagas	201,182	0.3
5,622	Ferrovial SA	90,279	0.2
6,475	Gas Natural SDG S.A.	129,352	0.2
2,959	Inditex S.A.	413,570	0.7
18,846	Corp. Mapfre S.A.	57,975	0.1
5,037	Red Electrica de Espana	280,475	0.5
5,991	Telefonica S.A.	86,707	0.1
		1,912,852	3.2
	Sweden: 2.9%
7,573	Assa Abloy AB	283,327	0.5
8,607	Atlas Copco AB - Class B	219,498	0.4
3,406	Elekta AB	50,499	0.1
2,258	Telefonaktiebolaget LM Ericsson	26,263	0.0
1,582	Getinge AB	48,819	0.1
1,282	Industrivarden AB	22,500	0.0
1,614	Investor AB	45,844	0.1
10,538	Kinnevik Investment AB	243,392	0.4
2,772	Nordea Bank AB	30,573	0.1
8,447	SKF AB - B Shares	209,469	0.3
1,294	Svenska Handelsbanken AB	52,873	0.1
853	Swedbank AB	20,142	0.0
5,524	Swedish Match AB	207,307	0.4
9,771	Tele2 AB - B Shares	175,252	0.3
9,471	TeliaSonera AB	68,315	0.1
		1,704,073	2.9
	Switzerland: 8.5%
3,728	Actelion Ltd. - Reg	184,669	0.3
3,803	Adecco S.A.	218,076	0.4
33	Banque Cantonale Vaudoise	17,640	0.0
2,095	Cie Financiere Richemont SA	172,091	0.3
2,959	Credit Suisse Group	87,388	0.1
900	Geberit AG - Reg	210,534	0.4
7,416	Glencore International PLC	46,293	0.1
246	Holcim Ltd.	19,148	0.0
14,145	Nestle S.A.	993,226	1.7
10,976	Novartis AG	746,110	1.3
3,794	Roche Holding AG - Genusschein	838,622	1.4
1,571	Swiss Life Holding	236,377	0.4
2,097	Swiss Prime Site AG	177,314	0.3

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2013 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Switzerland (continued)
2,808	Swiss Re Ltd.	$208,769	0.3
734	Syngenta AG	315,648	0.5
6,201	UBS AG - Reg	107,697	0.2
2,610	Wolseley PLC	121,789	0.2
1,314	Zurich Financial Services AG	377,863	0.6
		5,079,254	8.5
	United Kingdom: 20.2%
37,069	Aberdeen Asset Management PLC	236,582	0.4
14,711	Amec PLC	252,071	0.4
2,570	Anglo American PLC	76,872	0.1
19,840	ARM Holdings PLC	271,768	0.5
2,099	Associated British Foods PLC	58,206	0.1
3,654	AstraZeneca PLC	176,560	0.3
2,945	Aviva PLC	17,158	0.0
1,936	Babcock International Group	31,879	0.1
11,045	BAE Systems PLC	59,444	0.1
102,425	Barclays PLC	491,746	0.8
9,238	BG Group PLC	163,964	0.3
7,976	BHP Billiton PLC	273,511	0.5
82,919	BP PLC	613,806	1.0
12,227	British American Tobacco PLC	635,454	1.1
10,552	BT Group PLC	41,625	0.1
16,661	Bunzl PLC	299,374	0.5
10,644	Cobham PLC	35,731	0.1
3,864	Compass Group PLC	46,775	0.1
5,031	Croda International	193,331	0.3
8,724	Diageo PLC	259,696	0.4
49,222	Eurasian Natural Resources Corp.	257,310	0.4
5,910	Experian Group Ltd.	101,098	0.2
16,526	GlaxoSmithKline PLC	378,013	0.6
2,741	Hammerson PLC	21,100	0.0
2,874	Hargreaves Lansdown PLC	31,483	0.1
74,859	HSBC Holdings PLC	851,275	1.4
42,830	ICAP PLC	221,490	0.4
997	IMI PLC	18,485	0.0
11,251	Imperial Tobacco Group PLC	418,357	0.7
20,138	Inmarsat PLC	205,885	0.3
7,312	InterContinental Hotels Group PLC	214,609	0.4
29,184	ITV PLC	53,044	0.1
4,999	Johnson Matthey PLC	179,402	0.3
14,816	Kazakhmys PLC	171,489	0.3
14,533	Kingfisher PLC	62,105	0.1
19,080	Legal & General Group PLC	46,076	0.1
88,425	Lloyds TSB Group PLC	72,377	0.1
1,319	London Stock Exchange Group PLC	25,193	0.0
13,924	National Grid PLC	152,462	0.3
3,789	Next PLC	243,742	0.4
92,530	Old Mutual PLC	274,694	0.5
4,220	Petrofac Ltd.	109,475	0.2
3,217	Prudential PLC	48,833	0.1
6,106	Reckitt Benckiser PLC	406,792	0.7
4,362	Resolution Ltd.	18,118	0.0
5,115	Rio Tinto PLC	288,967	0.5
3,683	Royal Bank of Scotland Group PLC	20,026	0.0
32,690	Royal & Sun Alliance Insurance Group	68,314	0.1
43,321	Sage Group PLC	221,830	0.4
893	Shire PLC	29,873	0.0
18,541	Smith & Nephew PLC	213,796	0.4
10,766	Smiths Group PLC	209,472	0.3
5,567	Standard Chartered PLC	148,018	0.2
3,401	Standard Life PLC	18,651	0.0
58,559	Tesco PLC	330,952	0.6
34,219	TUI Travel PLC	157,627	0.3
12,292	Tullow Oil PLC	221,631	0.4
4,905	Unilever PLC	199,797	0.3
2,584	United Utilities Group PLC	29,986	0.0
188,525	Vodafone Group PLC	514,512	0.9
21,640	WPP PLC	339,791	0.6
10,318	Xstrata PLC	193,233	0.3
		12,024,936	20.2

	Total Common Stock
	(Cost $44,978,910)	58,482,162	98.1
PREFERRED STOCK: 0.4%
	Germany: 0.4%
5,613	ProSieben SAT.1 Media AG	191,420	0.3
287	Volkswagen AG	71,054	0.1
	Total Preferred Stock
	(Cost $176,815)	262,474	0.4
	Total Long-Term Investments
	(Cost $45,155,725)	58,744,636	98.5
SHORT-TERM INVESTMENTS: 1.3%
	Mutual Funds: 1.3%
787,300	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $787,300)	787,300	1.3
	Total Short-Term Investments
	(Cost $787,300)	787,300	1.3

	Total Investments in Securities (Cost $45,943,025)	$59,531,936	99.8
	Assets in Excess of Other Liabilities	102,833	0.2
	Net Assets	$59,634,769	100.0

	Cost for federal income tax purposes is $47,636,599.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$13,795,263
	Gross Unrealized Depreciation	(1,899,926)
	Net Unrealized Appreciation	$11,895,337

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2013 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Financials	24.7%
Industrials	12.3
Consumer Staples	11.7
Consumer Discretionary	11.1
Health Care	9.7
Materials	9.5
Energy	7.3
Telecommunication Services	4.7
Information Technology	4.1
Utilities	3.4
Short-Term Investments	1.3
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$27,079	$5,244,295	$—	$5,271,374
Austria	—	166,708	—	166,708
Belgium	138,085	1,059,252	—	1,197,337
China	—	48,310	—	48,310
Denmark	36,786	645,912	—	682,698
Finland	—	619,763	—	619,763
France	148,583	5,676,171	—	5,824,754
Germany	—	5,006,214	—	5,006,214
Greece	213,682	—	—	213,682
Hong Kong	—	1,819,170	—	1,819,170
India	—	18,008	—	18,008
Israel	—	337,363	—	337,363
Italy	—	624,975	—	624,975
Japan	46,700	11,566,296	—	11,612,996
Luxembourg	—	205,975	—	205,975
Macau	—	112,790	—	112,790
Netherlands	—	2,196,584	—	2,196,584
New Zealand	—	113,634	—	113,634
Norway	—	668,360	—	668,360
Portugal	—	92,214	—	92,214
Singapore	84,870	843,268	—	928,138
Spain	280,475	1,632,377	—	1,912,852
Sweden	207,307	1,496,766	—	1,704,073
Switzerland	177,314	4,901,940	—	5,079,254
United Kingdom	—	12,024,936	—	12,024,936
Total Common Stock	1,360,881	57,121,281	—	58,482,162
Preferred Stock	—	262,474	—	262,474
Short-Term Investments	787,300	—	—	787,300
Total Investments, at fair value	$2,148,181	$57,383,755	$—	$59,531,936
Other Financial Instruments+
Futures	21,686	—	—	21,686
Total Assets	$2,169,867	$57,383,755	$—	$59,553,622

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2013 (Unaudited) (continued)

ING Index Plus International Equity Fund Open Futures Contracts on January 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	5	03/15/13	$420,350	$21,686
			$420,350	$21,686

PORTFOLIO OF INVESTMENTS
ING International Core Fund	as of January 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.1%
		Argentina: 0.2%
11,600		Mercadolibre, Inc.	$1,025,440	0.2

		Australia: 1.1%
270,745		Transurban Group	1,723,169	0.4
234,046		Westfield Group	2,731,293	0.7
			4,454,462	1.1
		Austria: 0.4%
45,140	@	Erste Bank der Oesterreichischen Sparkassen AG	1,518,905	0.4

		Belgium: 0.4%
28,425		Umicore	1,478,919	0.4

		Brazil: 2.6%
91,100		Banco Santander Brasil S.A. ADR	675,962	0.2
104,800		BR Malls Participacoes S.A.	1,356,740	0.3
21,000		BR Properties SA	272,604	0.1
65,996		Embraer SA ADR	2,175,888	0.5
176,175		Itau Unibanco Holding S.A. ADR	3,035,495	0.7
8,200		Localiza Rent a Car SA	150,712	0.0
37,900		Mills Estruturas e Servicos de Engenharia SA	637,583	0.2
78,193		Natura Cosmeticos S.A.	2,108,602	0.5
31,313		Raia Drogasil SA	349,870	0.1
			10,763,456	2.6
		Canada: 5.3%
80,251		Canadian National Railway Co.	7,702,455	1.8
55,300		Cenovus Energy, Inc.	1,835,756	0.4
7,900	@	Lululemon Athletica, Inc.	545,100	0.1
6,000	@	MEG Energy Corp.	205,073	0.1
21,500	@	MEG Energy Corp.	734,846	0.2
69,775		Potash Corp. of Saskatchewan	2,965,437	0.7
70,700		Suncor Energy, Inc.	2,402,978	0.6
69,700		Teck Resources Ltd.	2,540,199	0.6
62,700		Tim Hortons, Inc.	3,143,801	0.8
			22,075,645	5.3
		China: 5.7%
29,930	@	Baidu.com ADR	3,241,419	0.8
2,187,000		China Construction Bank	1,886,575	0.4
483,576		China Merchants Bank Co., Ltd.	1,159,194	0.3
925,600		China Pacific Insurance Group Co., Ltd.	3,617,159	0.9
1,994,844		CNOOC Ltd.	4,105,159	1.0
5,013,811		Industrial and Commercial Bank of China Ltd.	3,775,950	0.9
264,000		Shandong Weigao Group Medical Polymer Co., Ltd.	255,011	0.1
145,500	@	Shanghai Fosun Pharmaceutical Group Co. Ltd.	218,006	0.0
727,815		Sinopharm Group Co.	2,229,210	0.5
44,868		Tencent Holdings Ltd.	1,567,098	0.4
242,000		Xinao Gas Holdings Ltd.	1,159,329	0.3
293,500		Zhongsheng Group Holdings Ltd.	439,079	0.1
			23,653,189	5.7
		Denmark: 1.4%
31,338		Novo-Nordisk A/S	5,769,078	1.4

		Finland: 0.2%
19,768		Nokian Renkaat OYJ	849,995	0.2

		France: 11.2%
48,237		Accor S.A.	1,882,918	0.4
71,444		Air Liquide	9,121,374	2.2
221,057		AXA S.A.	4,092,834	1.0
16,657		BNP Paribas	1,045,126	0.2
10,970		Bureau Veritas SA	1,313,015	0.3
29,704		Cie Generale des Etablissements Michelin	2,762,560	0.7
19,472		Cie Generale D’Optique Essilor International S.A.	1,984,765	0.5
17,373		Groupe Danone	1,203,978	0.3
28,800		LVMH Moet Hennessy Louis Vuitton S.A.	5,422,350	1.3
30,150		Pernod-Ricard S.A.	3,773,955	0.9
55,197		Publicis Groupe	3,611,956	0.9
34,993		Renault S.A.	2,109,167	0.5
86,722		Rexel SA	1,844,081	0.4
43,545		Safran S.A.	1,999,906	0.5
18,792		Unibail	4,438,110	1.1
			46,606,095	11.2
		Germany: 6.5%
44,263		Adidas AG	4,110,577	1.0
22,633		Allianz AG	3,238,471	0.8
7,992		Brenntag AG	1,137,839	0.3
3,812		Continental AG	447,376	0.1
69,552		Deutsche Bank AG	3,597,166	0.8
45,983		Deutsche Wohnen AG	885,284	0.2
55,277		Fresenius Medical Care AG & Co. KGaA	3,896,391	0.9
18,232		GSW Immobilien AG	777,980	0.2
100,300		Infineon Technologies AG	904,649	0.2
50,253		SAP AG	4,121,085	1.0
36,869		Siemens AG	4,039,471	1.0
			27,156,289	6.5
		Hong Kong: 4.4%
1,611,590		AIA Group Ltd.	6,411,095	1.5

PORTFOLIO OF INVESTMENTS
ING International Core Fund	as of January 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Hong Kong (continued)
221,661		Hong Kong Exchanges and Clearing Ltd.	$4,205,057	1.0
1,952,000		Lenovo Group Ltd.	2,033,218	0.5
183,000		Link Real Estate Investment Trust	951,409	0.2
550,000		Shangri-La Asia Ltd.	1,301,687	0.3
1,102,000		Skyworth Digital Holdings Ltd.	670,336	0.2
182,020		Sun Hung Kai Properties Ltd.	2,990,374	0.7
			18,563,176	4.4
		India: 0.6%
110,938	@	Bharti Infratel Ltd.	426,003	0.1
264,596		ITC Ltd.	1,530,254	0.4
17,314		United Spirits Ltd.	587,354	0.1
			2,543,611	0.6
		Ireland: 0.7%
41,961	@	Accenture PLC	3,016,576	0.7

		Israel: 1.3%
44,080	@	Check Point Software Technologies	2,204,000	0.5
84,173		Teva Pharmaceutical Industries Ltd. ADR	3,197,732	0.8
			5,401,732	1.3
		Italy: 2.7%
1,121,242		Intesa Sanpaolo S.p.A.	2,285,470	0.5
480,541		Mediaset S.p.A.	1,262,452	0.3
14,108		Saipem S.p.A.	400,589	0.1
1,131,125		Snam Rete Gas S.p.A.	5,716,287	1.4
252,917	@	UniCredit SpA	1,632,610	0.4
			11,297,408	2.7
		Japan: 9.9%
42,500		Daiichi Sankyo Co., Ltd.	719,545	0.2
37,900		Daito Trust Construction Co., Ltd.	3,734,190	0.9
46,900		Eisai Co., Ltd.	2,050,527	0.5
53,100		FamilyMart Co., Ltd.	2,133,082	0.5
30,029		Fanuc Ltd.	4,686,042	1.1
60,000		Fuji Heavy Industries Ltd.	811,484	0.2
33,800		Honda Motor Co., Ltd.	1,277,613	0.3
23,545		KDDI Corp.	1,751,897	0.4
136,176		Komatsu Ltd.	3,621,736	0.8
1,532,516		Mitsubishi UFJ Financial Group, Inc.	8,715,637	2.1
34,000		Mitsui Fudosan Co., Ltd.	777,210	0.2
113,200	@	Nomura Holdings, Inc.	647,472	0.2
1,269		Osaka Securities Exchange Co. Ltd.	76,189	0.0
89,500		Rakuten, Inc.	816,886	0.2
35,700		Softbank Corp.	1,272,053	0.3
45,900		Tokio Marine Holdings, Inc.	1,355,518	0.3
545,000		Toshiba Corp.	2,426,676	0.6
97,804		Toyota Motor Corp.	4,671,554	1.1
			41,545,311	9.9
		Luxembourg: 0.8%
195,727		ArcelorMittal	3,358,547	0.8

		Macau: 0.2%
156,400		Sands China Ltd.	789,254	0.2

		Malaysia: 0.1%
344,200		AirAsia BHD	307,638	0.1

		Mexico: 0.8%
146,500	#, @	Mexico Real Estate Management SA de CV	341,057	0.1
948,326		Wal-Mart de Mexico SA de CV	3,068,451	0.7
			3,409,508	0.8
		Netherlands: 1.3%
30,118		ASML Holding NV	2,259,292	0.6
9,941	@	ASML Holding NV-NY REG	746,470	0.2
97,000	@	Yandex NV	2,348,370	0.5
			5,354,132	1.3
		Norway: 0.2%
25,482	@	Algeta ASA	780,050	0.2

		Poland: 0.1%
23,085	@	Alior Bank SA	535,454	0.1

		Portugal: 0.7%
349,453	@	Banco Espirito Santo S.A.	495,600	0.1
78,088		Galp Energia SGPS SA	1,268,616	0.3
213,253		Portugal Telecom SGPS S.A.	1,244,950	0.3
			3,009,166	0.7
		Russia: 0.3%
1,258		Magnit OJSC GDR	55,842	0.0
72,500		Sberbank of Russia ADR	1,069,375	0.3
			1,125,217	0.3
		South Korea: 1.1%
1,188		Hyundai Motor Co.	223,714	0.1
3,198		Samsung Electronics Co., Ltd.	4,254,728	1.0
			4,478,442	1.1
		Spain: 1.7%
195,037		Banco Bilbao Vizcaya Argentaria S.A.	1,939,003	0.5
107,070		Repsol YPF S.A.	2,387,785	0.6
187,797		Telefonica S.A.	2,717,967	0.6
			7,044,755	1.7
		Sweden: 2.3%
80,776		Assa Abloy AB	3,022,051	0.7
94,993		Hennes & Mauritz AB	3,495,300	0.8

PORTFOLIO OF INVESTMENTS
ING International Core Fund	as of January 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Sweden (continued)
84,997		SKF AB - B Shares	$2,107,763	0.5
80,746		Volvo AB - B Shares	1,195,075	0.3
			9,820,189	2.3
		Switzerland: 7.7%
12,680		Cie Financiere Richemont SA	1,041,580	0.2
57,514		Credit Suisse Group	1,698,550	0.4
1,661		Givaudan	1,844,420	0.4
129,368		Julius Baer Group Ltd.	5,286,033	1.3
30,679		Nestle S.A.	2,154,202	0.5
61,808		Novartis AG	4,201,489	1.0
1,846		Partners Group	433,363	0.1
34,189		Roche Holding AG - Genusschein	7,557,107	1.8
2,159		Swatch Group AG - BR	1,182,610	0.3
19,974		Swiss Re Ltd.	1,485,025	0.4
6,700		Syngenta AG	2,881,254	0.7
148,500		UBS AG - Reg	2,579,094	0.6
			32,344,727	7.7
		Taiwan: 0.3%
423,000		Taiwan Semiconductor Manufacturing Co., Ltd.	1,449,504	0.3

		United Arab Emirates: 0.1%
125,717	@	NMC Health PLC	498,466	0.1

		United Kingdom: 17.7%
168,918		Aberdeen Asset Management PLC	1,078,069	0.3
135,174		ARM Holdings PLC	1,851,612	0.4
229,809		BG Group PLC	4,078,841	1.0
72,417		BHP Billiton PLC	2,483,304	0.6
44,602		BP PLC ADR	1,985,681	0.5
463,684		BP PLC	3,432,412	0.8
59,780		British American Tobacco PLC	3,106,848	0.7
92,308		Burberry Group PLC	1,983,040	0.5
85,073		Carnival PLC	3,448,433	0.8
124,882	@	CRH PLC	2,691,254	0.6
162,668	@	Direct Line Insurance Group PLC	575,060	0.1
24,500	@	Ensco PLC	1,557,465	0.4
402,981	@	HSBC Holdings PLC	4,563,456	1.1
108,139		Imperial Tobacco Group PLC	4,021,043	1.0
723,831		Kingfisher PLC	3,093,183	0.7
1,716,325	@	Lloyds TSB Group PLC	1,404,829	0.3
226,381		National Grid PLC	2,478,779	0.6
119,259		Pearson PLC	2,256,844	0.5
70,929		Reckitt Benckiser PLC	4,725,409	1.1
233,867		Rexam PLC	1,738,479	0.4
259,853	@	Rexam PLC - B Shares	185,456	0.1
446,164	@	Rolls-Royce Holdings PLC	6,698,202	1.6
290,490	@	Royal Bank of Scotland Group PLC	1,579,501	0.4
55,095		SABMiller PLC	2,751,019	0.7
159,880		Standard Chartered PLC	4,250,959	1.0
63,100		Tullow Oil PLC	1,137,726	0.3
1,318,940		Vodafone Group PLC	3,599,582	0.9
71,276		WPP PLC	1,119,174	0.3
			73,875,660	17.7
		United States: 3.1%
48,300		Carnival Corp.	1,870,176	0.4
44,252	@	Covidien PLC	2,758,670	0.7
64,971		Schlumberger Ltd.	5,070,986	1.2
53,080		Yum! Brands, Inc.	3,447,015	0.8
			13,146,847	3.1
		Total Common Stock
		(Cost $351,294,748)	389,046,843	93.1

REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Mexico: 0.2%
259,200		Fibra Uno Administracion SA de CV	810,548	0.2

		Total Real Estate Investment Trusts
		(Cost $736,724)	810,548	0.2
PREFERRED STOCK: 1.6%
		Germany: 1.6%
27,506		Volkswagen AG	6,809,771	1.6

		Total Preferred Stock
		(Cost $5,421,614)	6,809,771	1.6
WARRANTS: 0.2%
		Materials: 0.2%
124,140	@	Cemex Latam Holdings SA	936,953	0.2

		Total Warrants
		(Cost $837,945)	936,953	0.2

		Total Long-Term Investments
		(Cost $358,291,031)	397,604,115	95.1
SHORT-TERM INVESTMENTS: 4.1%
		Mutual Funds: 4.1%
17,187,947		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $17,187,947)	17,187,947	4.1

		Total Short-Term Investments
		(Cost $17,187,947)	17,187,947	4.1

		Total Investments in Securities (Cost $375,478,978)	$414,792,062	99.2
		Assets in Excess of Other Liabilities	3,192,215	0.8
		Net Assets	$417,984,277	100.0

PORTFOLIO OF INVESTMENTS
ING International Core Fund	as of January 31, 2013 (Unaudited) (continued)

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

	Cost for federal income tax purposes is $330,340,962.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$15,689,728
	Gross Unrealized Depreciation	(27,378,873)
	Net Unrealized Depreciation	$(11,689,145)

Sector Diversification	Percentage of Net Assets
Financials	24.5%
Consumer Discretionary	15.9
Industrials	12.3
Health Care	8.7
Information Technology	7.9
Materials	7.7
Consumer Staples	7.5
Energy	7.5
Telecommunication Services	2.5
Utilities	0.6
Short-Term Investments	4.1
Assets in Excess of Other Liabilities	0.8
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2013
Asset Table
Investments, at fair value
Common Stock
Argentina	$1,025,440	$—	$—	$1,025,440
Australia	—	4,454,462	—	4,454,462
Austria	—	1,518,905	—	1,518,905
Belgium	—	1,478,919	—	1,478,919
Brazil	7,727,961	3,035,495	—	10,763,456
Canada	22,075,645	—	—	22,075,645
China	3,241,419	20,411,770	—	23,653,189
Denmark	—	5,769,078	—	5,769,078
Finland	—	849,995	—	849,995
France	1,203,978	45,402,117	—	46,606,095
Germany	—	27,156,289	—	27,156,289
Hong Kong	—	18,563,176	—	18,563,176
India	1,013,357	1,530,254	—	2,543,611
Ireland	3,016,576	—	—	3,016,576
Israel	5,401,732	—	—	5,401,732
Italy	—	11,297,408	—	11,297,408
Japan	—	41,545,311	—	41,545,311
Luxembourg	—	3,358,547	—	3,358,547
Macau	—	789,254	—	789,254
Malaysia	—	307,638	—	307,638
Mexico	3,409,508	—	—	3,409,508
Netherlands	3,094,840	2,259,292	—	5,354,132
Norway	—	780,050	—	780,050
Poland	535,454	—	—	535,454
Portugal	1,268,616	1,740,550	—	3,009,166

PORTFOLIO OF INVESTMENTS
ING International Core Fund	as of January 31, 2013 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2013
Russia	$1,069,375	$55,842	$—	$1,125,217
South Korea	—	4,478,442	—	4,478,442
Spain	—	7,044,755	—	7,044,755
Sweden	—	9,820,189	—	9,820,189
Switzerland	—	32,344,727	—	32,344,727
Taiwan	—	1,449,504	—	1,449,504
United Arab Emirates	498,466	—	—	498,466
United Kingdom	4,118,206	69,757,454	—	73,875,660
United States	13,146,847	—	—	13,146,847
Total Common Stock	71,847,420	317,199,423	—	389,046,843
Real Estate Investment Trusts	810,548	—	—	810,548
Preferred Stock	—	6,809,771	—	6,809,771
Warrants	—	936,953	—	936,953
Short-Term Investments	17,187,947	—	—	17,187,947
Total Investments, at fair value	$89,845,915	$324,946,147	$—	$414,792,062
Other Financial Instruments+
Forward Foreign Currency Contracts	—	434,749	—	434,749
Total Assets	$89,845,915	$325,380,896	$—	$415,226,811
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(242,213)	$—	$(242,213)
Total Liabilities	$—	$(242,213)	$—	$(242,213)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At January 31, 2013, the following forward foreign currency contracts were outstanding for the ING International Core Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

State Street Bank	EU Euro	3,200,800	Buy	05/08/13	$4,225,584	$4,348,135	$122,551
							$122,551

State Street Bank	EU Euro	3,200,800	Sell	05/08/13	$4,105,922	$4,348,135	$(242,213)
State Street Bank	Japanese Yen	672,751,400	Sell	07/08/13	7,678,461	7,366,263	312,198
							$69,985

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of January 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Australia: 6.7%
75,495		Amcor Ltd.	$661,337	0.4
367,181		Aristocrat Leisure Ltd.	1,420,249	0.8
146,579		Brambles Ltd.	1,238,077	0.7
29,754		Cochlear Ltd.	2,504,150	1.5
6,156		CSL Ltd.	352,388	0.2
11,073		Macquarie Group Ltd.	445,350	0.3
84,430	@, L	Mesoblast Ltd.	527,405	0.3
21,471		Orica Ltd.	574,149	0.3
33,884		Santos Ltd.	423,282	0.2
145,044		Seek Ltd.	1,270,096	0.8
197,349		Treasury Wine Estates Ltd.	979,445	0.6
28,887		Woolworths Ltd.	941,069	0.6
			11,336,997	6.7
		Belgium: 0.9%
10,374		Anheuser-Busch InBev Worldwide, Inc.	912,788	0.5
13,768		Colruyt S.A.	667,472	0.4
			1,580,260	0.9
		Brazil: 2.3%
66,600		Banco Santander Brasil S.A. ADR	494,172	0.3
45,800		BM&F Bovespa S.A.	320,613	0.2
31,900		BR Malls Participacoes S.A.	412,977	0.2
6,200		Itau Unibanco Holding S.A.	106,948	0.1
61,700		Itau Unibanco Holding S.A. ADR	1,063,091	0.6
13,700		Lojas Renner SA	548,385	0.3
85,600		PDG Realty SA Empreendimentos e Participacoes	135,835	0.1
28,200		Petroleo Brasileiro SA ADR	510,138	0.3
30,300		Raia Drogasil SA	338,552	0.2
			3,930,711	2.3
		Canada: 1.5%
49,100		Eldorado Gold Corp.	548,892	0.3
1,400	@	Lululemon Athletica, Inc.	96,600	0.1
16,700		Potash Corp. of Saskatchewan	709,750	0.4
300		Shoppers Drug Mart Corp.	12,452	0.0
13,700		Tim Hortons, Inc.	686,923	0.4
8,100	@	Valeant Pharmaceuticals International, Inc.	537,131	0.3
			2,591,748	1.5
		China: 4.3%
7,900	@	Baidu.com ADR	855,570	0.5
29,000		Beijing Enterprises Holdings Ltd.	209,090	0.1
218,000		Belle International Holdings	484,862	0.3
287,000		BOC Hong Kong Holdings Ltd.	990,351	0.6
417,000		China Longyuan Power Group Corp.	349,466	0.2
22,000		China Merchants Holdings International Co., Ltd.	77,977	0.1
228,000		China Unicom Ltd.	364,848	0.2
33,603	L	Mindray Medical International Ltd. ADR	1,270,193	0.7
12,000		New Oriental Education & Technology Group ADR	204,840	0.1
394,500		Parkson Retail Group Ltd.	304,287	0.2
53,000		Ping An Insurance Group Co. of China Ltd.	475,524	0.3
132,100		Shanghai Pharmaceuticals Holding Co. Ltd.	264,393	0.2
4,900	@	Sina Corp.	269,157	0.2
11,700		Tencent Holdings Ltd.	408,644	0.2
307,000		Want Want China Holdings Ltd.	406,724	0.2
13,572	@	Youku.com, Inc. ADR	308,899	0.2
			7,244,825	4.3
		Denmark: 3.8%
30,631		Carlsberg A/S	3,276,555	1.9
11,801		Novo-Nordisk A/S	2,172,471	1.3
29,001		Novozymes A/S	950,406	0.6
			6,399,432	3.8
		Finland: 1.3%
25,653		Kone OYJ	2,116,234	1.3

		France: 4.0%
51,988		AXA S.A.	962,549	0.5
8,342		BioMerieux	796,522	0.5
10,440		Edenred	334,547	0.2
18,747		Eutelsat Communications	643,980	0.4
5,539		Groupe Danone	383,862	0.2
25,797		Legrand S.A.	1,170,329	0.7
5,523		Pernod-Ricard S.A.	691,329	0.4
8,458		Schneider Electric S.A.	643,461	0.4
21,328		Total S.A.	1,155,806	0.7
			6,782,385	4.0
		Germany: 2.9%
12,195		Adidas AG	1,132,514	0.7
5,503		Bayer AG	543,048	0.3
5,563		Brenntag AG	792,016	0.5
42,249		Celesio AG	767,398	0.4
4,239		Deutsche Boerse AG	279,125	0.2
6,089		Fresenius AG	740,559	0.4
3,132		Henkel KGaA - Vorzug	276,520	0.2
4,268		SAP AG	350,005	0.2
			4,881,185	2.9
		Hong Kong: 3.8%
204,200		AIA Group Ltd.	812,332	0.5

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of January 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Hong Kong (continued)
390,000		Cafe de Coral Holdings Ltd.	$1,187,293	0.7
149,000		Hang Lung Properties Ltd.	562,656	0.3
6,400		Jardine Matheson Holdings Ltd.	415,028	0.3
42,500		Jardine Strategic Holdings Ltd.	1,625,931	1.0
120,500		Kerry Properties Ltd.	650,647	0.4
756,000		Li & Fung Ltd.	1,060,248	0.6
			6,314,135	3.8
		India: 1.6%
119,178	@	Adani Power Ltd.	136,903	0.1
797		Axis Bank Ltd.	22,561	0.0
16,205		Axis Bank Ltd. GDR	458,685	0.3
93,853		Bharti Airtel Ltd.	599,245	0.3
41,093		Housing Development Finance Corp.	607,938	0.4
54,287	L	Mahindra & Mahindra Ltd. GDR	900,992	0.5
			2,726,324	1.6
		Indonesia: 0.5%
295,500		Astra International Tbk PT	223,108	0.2
204,500	@	Sarana Menara Nusantara PT	544,844	0.3
			767,952	0.5
		Ireland: 0.4%
8,100	@	Accenture PLC	582,309	0.4

		Israel: 0.4%
126,604	@, L	Protalix BioTherapeutics, Inc.	646,946	0.4

		Italy: 1.7%
36,409		Exor SpA	1,076,127	0.7
131,975		Fiat Industrial SpA	1,698,395	1.0
			2,774,522	1.7
		Japan: 12.4%
58,800		Asahi Group Holdings, Ltd.	1,249,658	0.7
21,900		Bridgestone Corp.	574,366	0.3
4,900		Fast Retailing Co., Ltd.	1,287,610	0.8
16,700		Honda Motor Co., Ltd.	631,247	0.4
107		Inpex Holdings, Inc.	619,506	0.4
10,300		Japan Tobacco, Inc.	321,371	0.2
647		Jupiter Telecommunications Co.	774,744	0.5
52,000		Kao Corp.	1,491,666	0.9
44,800		Mitsui & Co., Ltd.	677,095	0.4
24,000		Mitsui Fudosan Co., Ltd.	548,619	0.3
107,800		Mitsui Sumitomo Insurance Group Holdings, Inc.	2,257,940	1.3
77,300		Namco Bandai Holdings, Inc.	1,102,613	0.6
14,300		Nippon Telegraph & Telephone Corp.	598,905	0.3
26,600		Nissan Motor Co., Ltd.	272,346	0.2
51,300		Olympus Corp.	1,139,108	0.7
80,500		Rakuten, Inc.	734,741	0.4
25,400		Sankyo Co., Ltd.	1,011,943	0.6
21,100		Shimano, Inc.	1,440,867	0.9
5,500		SMC Corp.	951,958	0.6
12,900		Softbank Corp.	459,649	0.3
32,900		Sony Financial Holdings, Inc.	555,690	0.3
73,600		THK Co., Ltd.	1,278,780	0.8
5,000		Tokyo Electron Ltd.	215,008	0.1
49,700		Yamaha Motor Co., Ltd.	632,544	0.4
			20,827,974	12.4
		Malaysia: 0.4%
393,200		Astro Malaysia Holdings Bhd	353,083	0.2
121,700		CIMB Group Holdings Bhd	282,396	0.2
			635,479	0.4
		Mexico: 0.2%
14,060		Fresnillo PLC	369,602	0.2

		Netherlands: 1.2%
5,879		ASML Holding NV	441,011	0.3
45,023	@	Qiagen NV	945,148	0.5
17,983		Royal Dutch Shell PLC - Class B	653,624	0.4
			2,039,783	1.2
		Norway: 0.3%
23,928	@	Subsea 7 SA	578,021	0.3

		Oman: 0.1%
112,906		BankMuscat SAOG	180,356	0.1

		Russia: 0.5%
43,312		Sberbank of Russia ADR	638,852	0.4
7,422	@	X5 Retail Group N.V. GDR	126,120	0.1
			764,972	0.5
		Singapore: 0.9%
95,775		United Overseas Bank Ltd.	1,458,614	0.9

		South Africa: 0.7%
157,170	L	Clicks Group Ltd.	1,053,400	0.6
27,197		Woolworths Holdings Ltd./South Africa	193,252	0.1
			1,246,652	0.7
		South Korea: 1.7%
151		Amorepacific Corp.	151,803	0.1
2,380		Hyundai Mobis	623,273	0.4

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of January 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		South Korea (continued)
3,038		Samsung Electronics Co., Ltd. GDR	$2,016,224	1.2
			2,791,300	1.7
		Spain: 1.4%
19,565		Corporacion Financiera Alba SA	908,784	0.5
197,763		Distribuidora Internacional de Alimentacion SA	1,459,911	0.9
			2,368,695	1.4
		Sweden: 5.8%
10,541		Assa Abloy AB	394,368	0.2
107,743		Atlas Copco AB - Class B	2,747,695	1.6
26,005		Elekta AB	385,560	0.2
33,188		Investor AB	942,673	0.6
44,948		Kinnevik Investment AB	1,038,145	0.6
80,013		Scania AB - B Shares	1,641,813	1.0
64,089		Svenska Handelsbanken AB	2,618,681	1.6
			9,768,935	5.8
		Switzerland: 10.5%
29,340		ABB Ltd.	628,954	0.4
10,588		Cie Financiere Richemont SA	869,736	0.5
39,460		Credit Suisse Group	1,165,365	0.7
2,933	@	Dufry Group	400,127	0.2
5,034		Geberit AG - Reg	1,177,586	0.7
2,483		Holcim Ltd.	193,275	0.1
14,930		Julius Baer Group Ltd.	610,046	0.4
5,013		Kuehne & Nagel International AG	588,460	0.4
6,206	@	Mettler Toledo International, Inc.	1,318,961	0.8
48,270		Nestle S.A.	3,389,398	2.0
15,317		Roche Holding AG - Genusschein	3,385,656	2.0
8,785		Schindler Holding AG	1,303,114	0.8
231		SGS S.A.	549,535	0.3
5,464		Sonova Holding AG - Reg	631,913	0.4
967		Syngenta AG	415,847	0.2
58,449		UBS AG - Reg	1,015,121	0.6
			17,643,094	10.5
		Taiwan: 1.7%
192,169	L	Hon Hai Precision Industry Co., Ltd. GDR	1,101,128	0.7
39,000		Quanta Computer, Inc.	91,154	0.0
194,000		Taiwan Semiconductor Manufacturing Co., Ltd.	664,785	0.4
58,100		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,030,694	0.6
			2,887,761	1.7
		Turkey: 1.1%
3,171		BIM Birlesik Magazalar AS	153,751	0.1
347,017		Turkiye Garanti Bankasi A/S	1,740,203	1.0
			1,893,954	1.1
		United Arab Emirates: 0.4%
45,220		DP World Ltd.	593,258	0.4

		United Kingdom: 19.4%
41,000		Amec PLC	702,529	0.4
2,692		Anglo American PLC	80,521	0.0
27,569		ARM Holdings PLC	377,640	0.2
39,664	@	ASOS PLC	1,624,502	1.0
177,529		BG Group PLC	3,150,932	1.9
72,041		BHP Billiton PLC	2,470,410	1.5
46,281		British Sky Broadcasting PLC	598,676	0.4
16,851		Burberry Group PLC	362,008	0.2
65,331		Capita Group PLC	814,545	0.5
58,006		Compass Group PLC	702,190	0.4
49,078		Experian Group Ltd.	839,539	0.5
26,337		GlaxoSmithKline PLC	602,428	0.4
97,000		Hargreaves Lansdown PLC	1,062,577	0.6
40,145		HSBC Holdings PLC	456,517	0.3
33,000		Imperial Tobacco Group PLC	1,227,073	0.7
34,160		Intertek Group PLC	1,684,209	1.0
134,741		John Wood Group PLC	1,718,449	1.0
44,090		Johnson Matthey PLC	1,582,282	0.9
62,000		Kazakhmys PLC	717,626	0.4
224,510	@	Mitchells & Butlers PLC	1,184,419	0.7
46,000		Pearson PLC	870,499	0.5
53,330		Rightmove PLC	1,416,736	0.8
58,201	@	Rolls-Royce Holdings PLC	873,764	0.5
5,395		SABMiller PLC	269,385	0.2
36,575		Serco Group PLC	321,569	0.2
92,471		Standard Chartered PLC	2,458,659	1.5
69,919		Tesco PLC	395,154	0.2
28,239		Tullow Oil PLC	509,164	0.3
40,668		Unilever PLC	1,656,541	1.0
30,000		Weir Group PLC	944,228	0.6
66,004		WPP PLC	1,036,393	0.6
			32,711,164	19.4
		United States: 2.9%
17,600		Carnival Corp.	681,472	0.4
39,306		Coca-Cola Enterprises, Inc.	1,370,600	0.8
12,500		Las Vegas Sands Corp.	690,625	0.4
11,700	@	Liberty Global, Inc.	798,993	0.5
42,800	@	NII Holdings, Inc.	299,600	0.2
4,440	@, X	Peixe Urbano, Inc.	22,111	0.0
790	@	Priceline.com, Inc.	541,522	0.3
5,900		Schlumberger Ltd.	460,495	0.3
			4,865,418	2.9
		Total Common Stock
		(Cost $144,979,203)	164,300,997	97.7

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of January 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.0%
		United States: 0.0%
911	@	Peixe Urbano, Inc.	$4,537	0.0

		Total Preferred Stock
		(Cost $29,991)	4,537	0.0

		Total Long-Term Investments
		(Cost $145,009,194)	164,305,534	97.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.1%
	Securities Lending Collateral(cc)(1): 2.3%
917,406	BankofNovaScotia, Repurchase Agreement dated 01/31/13, 0.17%, due 02/01/13 (Repurchase Amount $917,410, collateralized by various U.S. Government Agency Obligations, 3.000%-5.000%, Market Value plus accrued interest $935,759, due 04/01/26-01/01/43)	$917,406	0.5
1,000,000	Citigroup, Inc., Repurchase Agreement dated 01/31/13, 0.17%, due 02/01/13 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 0.791%-5.500%, Market Value plus accrued interest $1,020,000, due 02/01/19-02/01/43)	1,000,000	0.6
1,000,000	Merrill Lynch & Co., Inc., Repurchase Agreement dated 01/31/13, 0.17%, due 02/01/13 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $1,020,000, due 07/20/41-01/01/43)	1,000,000	0.6
1,000,000	Mizuho Securities USA Inc., Repurchase Agreement dated 01/31/13, 0.19%, due 02/01/13 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 1.771%-11.000%, Market Value plus accrued interest $1,020,000, due 02/01/13-06/01/42)	1,000,000	0.6
		3,917,406	2.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
1,312,464	T. Rowe Price Reserve Investment Fund
	(Cost $1,312,464)	$1,312,464	0.8

	Total Short-Term Investments
	(Cost $5,229,870)	5,229,870	3.1

	Total Investments in Securities (Cost $150,239,064)	$169,535,404	100.8
	Liabilities in Excess of Other Assets	(1,320,822)	(0.8)
	Net Assets	$168,214,582	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at January 31, 2013.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $151,747,081.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$24,054,129
	Gross Unrealized Depreciation	(6,265,806)
	Net Unrealized Appreciation	$17,788,323

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of January 31, 2013 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	18.7%
Industrials	18.7
Financials	17.8
Consumer Staples	13.1
Health Care	11.5
Energy	6.2
Materials	5.3
Information Technology	4.5
Telecommunication Services	1.6
Utilities	0.3
Short-Term Investments	3.1
Liabilities in Excess of Other Assets	(0.8)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$11,336,997	$—	$11,336,997
Belgium	667,472	912,788	—	1,580,260
Brazil	2,867,620	1,063,091	—	3,930,711
Canada	2,591,748	—	—	2,591,748
China	2,908,659	4,336,166	—	7,244,825
Denmark	—	6,399,432	—	6,399,432
Finland	—	2,116,234	—	2,116,234
France	383,862	6,398,523	—	6,782,385
Germany	—	4,881,185	—	4,881,185
Hong Kong	—	6,314,135	—	6,314,135
India	—	2,726,324	—	2,726,324
Indonesia	544,844	223,108	—	767,952
Ireland	582,309	—	—	582,309
Israel	646,946	—	—	646,946
Italy	—	2,774,522	—	2,774,522
Japan	774,744	20,053,230	—	20,827,974
Malaysia	353,083	282,396	—	635,479
Mexico	—	369,602	—	369,602
Netherlands	—	2,039,783	—	2,039,783
Norway	—	578,021	—	578,021
Oman	180,356	—	—	180,356
Russia	638,852	126,120	—	764,972
Singapore	—	1,458,614	—	1,458,614
South Africa	—	1,246,652	—	1,246,652
South Korea	—	2,791,300	—	2,791,300
Spain	—	2,368,695	—	2,368,695
Sweden	—	9,768,935	—	9,768,935
Switzerland	1,318,961	16,324,133	—	17,643,094
Taiwan	2,131,822	755,939	—	2,887,761
Turkey	—	1,893,954	—	1,893,954
United Arab Emirates	—	593,258	—	593,258
United Kingdom	—	32,711,164	—	32,711,164
United States	4,843,307	22,111	—	4,865,418
Total Common Stock	21,434,585	142,866,412	—	164,300,997
Preferred Stock	—	4,537	—	4,537
Short-Term Investments	1,312,464	3,917,406	—	5,229,870
Total Investments, at fair value	$22,747,049	$146,788,355	$—	$169,535,404

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of January 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.9%
	Australia: 16.6%
614,125	Challenger Diversified Property Group	$1,601,018	0.3
608,300	Charter Hall Group	2,158,865	0.4
1,883,700	Commonwealth Property Office Fund	2,182,498	0.4
2,802,548	Cromwell Property Group	2,542,564	0.5
8,695,657	Dexus Property Group	9,479,079	1.8
3,269,200	Federation Centres	7,943,226	1.5
2,347,844	Goodman Group	11,012,775	2.1
1,863,039	GPT Group	7,370,099	1.4
501,800	Investa Office Fund	1,587,811	0.3
5,288,317	Mirvac Group	8,777,180	1.6
527,584	Stockland	1,897,061	0.4
1,592,922	Westfield Group	18,589,233	3.5
3,854,890	Westfield Retail Trust	12,909,721	2.4
		88,051,130	16.6
	Austria: 1.1%
365,000	Atrium European Real Estate Ltd.	2,254,457	0.4
854,118	Immofinanz Immobilien Anlagen AG	3,741,758	0.7
		5,996,215	1.1
	Brazil: 0.4%
112,500	BR Malls Participacoes S.A.	1,456,424	0.3
32,500	Sonae Sierra Brasil SA	498,594	0.1
		1,955,018	0.4
	Canada: 3.4%
109,100	Boardwalk Real Estate Investment Trust	7,181,086	1.3
109,100	Dundee Real Estate Investment Trust	4,089,883	0.8
258,200	RioCan Real Estate Investment Trust	6,958,508	1.3
		18,229,477	3.4
	China: 0.9%
1,562,900	China Overseas Land & Investment Ltd.	4,847,356	0.9
	Finland: 0.2%
291,610	Citycon Oyj	974,378	0.2
	France: 7.1%
24,899	Fonciere Des Regions	2,102,195	0.4
37,798	Gecina S.A.	4,281,244	0.8
40,267	ICADE	3,552,316	0.7
164,291	Klepierre	6,473,393	1.2
138,300	Mercialys	3,076,730	0.6
14,038	Societe Immobiliere de Location pour l’Industrie et le Commerce	1,536,291	0.3
71,142	Unibail	16,801,620	3.1
		37,823,789	7.1
	Germany: 1.7%
63,800	Deutsche Euroshop AG	2,716,128	0.5
111,300	Deutsche Wohnen AG	2,142,794	0.4
83,379	GSW Immobilien AG	3,557,875	0.7
177,510	Prime Office REIT-AG	830,078	0.1
		9,246,875	1.7
	Hong Kong: 19.3%
997,965	Cheung Kong Holdings Ltd.	16,367,332	3.1
1,287,595	Hang Lung Properties Ltd.	4,862,232	0.9
230,000	Henderson Land Development Co., Ltd.	1,655,938	0.3
1,256,794	Hongkong Land Holdings Ltd.	9,833,748	1.8
1,483,600	Kerry Properties Ltd.	8,010,787	1.5
2,859,400	Link Real Estate Investment Trust	14,865,897	2.8
4,254,698	Sino Land Co.	7,955,003	1.5
1,390,800	Sun Hung Kai Properties Ltd.	22,849,206	4.3
2,412,100	Swire Properties Ltd.	8,833,476	1.7
852,285	Wharf Holdings Ltd.	7,528,559	1.4
		102,762,178	19.3

	Italy: 0.1%
849,920	Beni Stabili S.p.A.	587,131	0.1
	Japan: 24.6%
394	Activia Properties, Inc.	2,821,825	0.5
2,200	Advance Residence Investment Corp.	4,573,953	0.9
157,600	Aeon Mall Co., Ltd.	3,804,221	0.7
95,200	Daito Trust Construction Co., Ltd.	9,379,812	1.8
386	Industrial & Infrastructure Fund Investment Corp.	3,484,565	0.7
590	Japan Real Estate Investment Corp.	5,965,563	1.1
4,023	Japan Retail Fund Investment Corp.	7,622,857	1.4
914	Kenedix Realty Investment Corp.	3,579,273	0.7
1,244,400	Mitsubishi Estate Co., Ltd.	30,139,278	5.7
1,051,877	Mitsui Fudosan Co., Ltd.	24,044,966	4.5
685	Mori Hills REIT Investment Corp.	3,634,947	0.7
505	Nippon Accommodations Fund, Inc.	3,857,859	0.7
482	Nippon Building Fund, Inc.	4,974,669	0.9
470,100	Sumitomo Realty & Development Co., Ltd.	14,333,083	2.7
849,000	Tokyo Tatemono Co., Ltd.	3,973,416	0.7

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of January 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Japan (continued)
3,823		United Urban Investment Corp.	$4,669,130	0.9
			130,859,417	24.6
		Netherlands: 0.9%
52,112		Corio NV	2,529,075	0.5
38,910		Eurocommercial Properties NV	1,550,976	0.3
8,500		Wereldhave NV	586,013	0.1
			4,666,064	0.9
		Philippines: 0.8%
50,000,000		Megaworld Corp.	4,140,296	0.8
		Singapore: 10.9%
507,000		Ascendas Real Estate Investment Trust	1,036,994	0.2
7,138,900		CapitaCommercial Trust	9,602,177	1.8
4,521,637		CapitaLand Ltd.	14,604,594	2.8
2,828,483		CapitaMall Trust	4,841,125	0.9
2,039,900		CapitaMalls Asia Ltd.	3,560,668	0.7
4,368,600		Global Logistic Properties Ltd.	9,735,792	1.8
6,289,800		Mapletree Commercial Trust	6,784,497	1.3
2,339,400		Mapletree Industrial Trust	2,589,567	0.5
3,577,000		Suntec Real Estate Investment Trust	4,900,205	0.9
			57,655,619	10.9
		Sweden: 1.5%
293,196		Castellum AB	4,323,592	0.8
50,462		Fabege AB	551,199	0.1
245,473		Hufvudstaden AB	3,173,588	0.6
			8,048,379	1.5
		Switzerland: 1.8%
61,983		PSP Swiss Property AG	5,941,236	1.1
43,674		Swiss Prime Site AG	3,692,890	0.7
			9,634,126	1.8
		United Kingdom: 7.6%
642,630		British Land Co. PLC	5,724,824	1.1
265,564		Capital & Counties Properties PLC	1,018,644	0.2
73,093		Derwent Valley Holdings PLC	2,499,987	0.5
569,683		Great Portland Estates PLC	4,390,934	0.8
609,984		Hammerson PLC	4,695,675	0.9
930,382		Land Securities Group PLC	11,849,803	2.2
1,353,498	@	LXB Retail Properties PLC	2,533,033	0.5
1,138,457		Safestore Holdings Ltd.	2,256,980	0.4
545,679		Segro PLC	2,147,398	0.4
58,500		Shaftesbury PLC	512,255	0.1
594,525		Unite Group Plc	2,682,122	0.5
			40,311,655	7.6
		Total Common Stock
		(Cost $376,237,097)	525,789,103	98.9
REAL ESTATE INVESTMENT TRUSTS: 0.1%
		Netherlands: 0.1%
16,100		Vastned Retail NV	726,418	0.1
		Total Real Estate Investment Trusts
		(Cost $719,847)	726,418	0.1

		Total Investments in Securities (Cost $376,956,944)	$526,515,521	99.0
		Assets in Excess of Other Liabilities	5,168,425	1.0
		Net Assets	$531,683,946	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $447,590,014.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$110,456,049
		Gross Unrealized Depreciation	(31,530,542)
		Net Unrealized Appreciation	$78,925,507

REIT Diversification	Percentage of Net Assets
Diversified Real Estate Activities	26.6%
Retail REITs	21.1
Real Estate Operating Companies	14.9
Diversified REITs	12.9
Office REITs	7.3
Real Estate Development	6.3
Short-Term Investments	3.8
Industrial REITs	3.2
Residential REITs	2.9
Assets in Excess of Other Liabilities	1.0
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of January 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$12,086,808	$75,964,322	$—	$88,051,130
Austria	2,254,457	3,741,758	—	5,996,215
Brazil	1,955,018	—	—	1,955,018
Canada	18,229,477	—	—	18,229,477
China	—	4,847,356	—	4,847,356
Finland	—	974,378	—	974,378
France	1,536,291	36,287,498	—	37,823,789
Germany	830,078	8,416,797	—	9,246,875
Hong Kong	—	102,762,178	—	102,762,178
Italy	—	587,131	—	587,131
Japan	—	130,859,417	—	130,859,417
Netherlands	—	4,666,064	—	4,666,064
Philippines	—	4,140,296	—	4,140,296
Singapore	2,589,567	55,066,052	—	57,655,619
Sweden	—	8,048,379	—	8,048,379
Switzerland	3,692,890	5,941,236	—	9,634,126
United Kingdom	4,790,013	35,521,642	—	40,311,655
Total Common Stock	47,964,599	477,824,504	—	525,789,103
Real Estate Investment Trusts	—	726,418	—	726,418
Total Investments, at fair value	$47,964,599	$478,550,922	$—	$526,515,521

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING International Small Cap Fund	as of January 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.6%
		Australia: 5.0%
120,729		Aditya Birla Minerals Ltd.	$57,195	0.0
85,491		Amcor Ltd.	748,902	0.3
84,632		Ansell Ltd.	1,514,572	0.6
425,481		Australian Pharmaceutical Industries Ltd.	201,946	0.1
594,177	@	Australian Worldwide Exploration Ltd.	791,053	0.3
29,068	L	BC Iron Ltd.	108,203	0.0
89,000		Beach Petroleum Ltd.	132,585	0.1
85,795	@	Boom Logistics Ltd	28,626	0.0
68,385		Caltex Australia Ltd.	1,387,600	0.6
18,468		Codan Ltd./Australia	53,763	0.0
24,777		Collection House Ltd.	34,934	0.0
63,654		Collins Foods Ltd.	109,194	0.0
102,165		Computershare Ltd.	1,117,292	0.4
10,641	@	Downer EDI Ltd.	49,886	0.0
44,391		Emeco Holdings Ltd.	28,507	0.0
9,156		Forge Group Ltd.	56,630	0.0
29,936		Hills Holdings Ltd.	28,408	0.0
97,855		Iluka Resources Ltd.	991,902	0.4
40,505		MaxiTRANS Industries Ltd.	44,583	0.0
63,657	@	Mesoblast Ltd.	397,643	0.2
86,494	@	Mineral Deposits Ltd.	369,052	0.2
480,655		Mirvac Group	797,758	0.3
145,476		Myer Holdings Ltd.	378,539	0.2
57,311		Nufarm Ltd.	333,259	0.1
10,478		Premier Investments Ltd.	81,402	0.0
28,485		Programmed Maintenance Services Ltd.	59,712	0.0
37,218		RCR Tomlinson Ltd.	87,324	0.1
186,535		Resolute Mining Ltd.	258,582	0.1
764,897	@	Roc Oil Co. Ltd.	383,866	0.2
487,169		Sigma Pharmaceuticals Ltd.	338,701	0.1
35,188		Sims Group Ltd.	342,526	0.1
166,186		Skilled Group Ltd.	481,941	0.2
287,650	@	Starpharma Holdings Ltd.	377,079	0.2
37,394	@	Sunland Group Ltd.	48,743	0.0
28,297		Troy Resources NL	100,556	0.0
44,436		WDS Ltd.	24,913	0.0
147,316		Whitehaven Coal Ltd.	505,405	0.2
			12,852,782	5.0
		Austria: 1.4%
24,140		CA Immobilien Anlagen AG	359,894	0.1
8,849		Conwert Immobilien Invest AG	120,103	0.0
19,000		Kapsch TrafficCom AG	1,179,690	0.5
7,500		Mayr Melnhof Karton AG	889,014	0.4
2,127		Oesterreichische Post AG	93,072	0.0
15,563		Rosenbauer International AG	1,007,964	0.4
			3,649,737	1.4
		Belgium: 1.8%
208,437	@	AGFA-Gevaert NV	422,002	0.2
4,209		Barco NV	334,484	0.1
1,681		Cie d’Entreprises CFE	103,874	0.1
33,350		Delhaize Group	1,581,033	0.6
10,100		D’ieteren SA	446,929	0.2
3,820		Econocom Group	31,017	0.0
9,155		Kinepolis Group NV	1,068,409	0.4
4,136		Melexis NV	78,453	0.0
35,099		Recticel SA	271,169	0.1
3,496		Sioen Industries NV	32,374	0.0
9,000		Tessenderlo Chemie NV	313,331	0.1
			4,683,075	1.8
		Bermuda: 0.0%
6,361	@	Global Sources Ltd.	52,160	0.0
20,500	@	GP Investments Ltd.	54,252	0.0
			106,412	0.0
		Brazil: 0.6%
6,000		Banco Daycoval SA	30,974	0.0
5,400		Banco Pine SA	39,510	0.0
40,193		BR Properties SA	521,751	0.2
28,502		Cia Hering	542,173	0.2
20,800		Porto Seguro SA	249,639	0.1
10,100		Rodobens Negocios Imobiliarios SA	69,739	0.1
			1,453,786	0.6
		Canada: 4.9%
7,716		Aastra Technologies Ltd.	139,250	0.1
2,045		Acadian Timber Corp.	30,447	0.0
2,600		Akita Drilling Ltd.	29,144	0.0
6,765		Altus Group Ltd./Canada	55,957	0.0
1,900	@	Atrium Innovations, Inc.	24,479	0.0
13,118		BTB Real Estate Investment Trust	60,763	0.0
34,200	@	Canfor Corp.	630,235	0.3
52,000		Cascades, Inc.	227,832	0.1
9,600		CCL Industries, Inc.	513,303	0.2
300	@	Celestica, Inc.	2,343	0.0
5,100		Cogeco, Inc.	203,662	0.1
1,600		Computer Modelling Group Ltd.	35,228	0.0
42,100		Cott Corp.	381,998	0.2
43,500		Dorel Industries, Inc.	1,734,941	0.7
13,000		Enghouse Systems Ltd.	234,089	0.1
15,800		Exco Technologies Ltd.	93,938	0.0
7,951	@	FirstService Corp.	233,759	0.1
5,300	@	Great Canadian Gaming Corp.	48,356	0.0
75,500		Horizon North Logistics, Inc.	457,209	0.2
29,000		IROC Energy Services Corp.	69,491	0.0
2,300		K-Bro Linen, Inc.	68,488	0.0
5,000		Linamar Corp.	128,334	0.1
10,670	@	MDS, Inc.	75,099	0.0
2,675	@	MEGA Brands, Inc.	28,778	0.0
300		Morguard Corp.	35,793	0.0
86,300		Nevsun Resources Ltd	365,135	0.1

PORTFOLIO OF INVESTMENTS
ING International Small Cap Fund	as of January 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Canada (continued)
11,946		Niko Resources Ltd.	$124,682	0.1
55,900		Noranda Income Fund	272,382	0.1
21,376	@	Norbord, Inc.	626,878	0.3
67,117		Parkland Fuel Corp.	1,334,399	0.5
1,100	@	Points International Ltd.	13,014	0.0
56,791	@	Primero Mining Corp.	353,591	0.1
10,400		Pulse Seismic, Inc.	30,030	0.0
28,400		Quebecor, Inc.	1,197,048	0.5
4,900		Rocky Mountain Dealerships, Inc.	60,722	0.0
11,469		Rogers Sugar, Inc.	73,133	0.0
25,100		Savanna Energy Services Corp.	184,211	0.1
37,256	@	Sierra Wireless	421,738	0.2
2,500		Softchoice Corp.	29,827	0.0
4,599		Strad Energy Services Ltd.	16,738	0.0
5,100		Total Energy Services, Inc.	77,722	0.0
47,700		Transcontinental, Inc.	555,241	0.2
29,900		Trinidad Drilling Ltd.	215,841	0.1
2,104		Vicwest, Inc.	29,026	0.0
11,700		West Fraser Timber Co., Ltd.	939,261	0.4
			12,463,535	4.9
		Cayman Islands: 0.0%
20,843	@	China Great Star International Ltd.	28,515	0.0

		Chile: 0.0%
1,067		AFP Provida SA ADR	117,263	0.0

		China: 0.9%
766,000		Baofeng Modern International Holdings Co. Ltd	136,232	0.1
68,000		Baoye Group Co. Ltd.	55,853	0.1
1,693,000	@, L, X	China Gaoxian Fibre Fabric Holdings Ltd.	25,991	0.0
14,836		China King-highway Holdings Ltd.	35,864	0.0
31,230	@	China Yuchai International Ltd.	535,595	0.2
467,000		Evergreen International Holdings Ltd	92,028	0.1
56,000		Great Wall Technology Co. Ltd.	11,715	0.0
874,000		GZI Transport Ltd.	481,449	0.2
231,040		Hopefluent Group Holdings Ltd.	80,423	0.0
1,900		Jiangling Motors Corp. Ltd.	4,967	0.0
75,978	@	Li Heng Chemical Fibre Technologies Ltd	8,594	0.0
419,500		Parkson Retail Group Ltd.	323,570	0.1
314,000	@	QingMei Group Holdings Ltd.	15,711	0.0
88,000	@, X	RREEF China Commercial Trust	—	—
90,000		Sino Grandness Food Industry Group Ltd.	57,883	0.0
89,000		SinoMedia Holding Ltd.	43,492	0.0
702,000	@	SunVic Chemical Holdings Ltd.	289,222	0.1
10,950		Xinyuan Real Estate Co. Ltd. ADR	41,281	0.0
			2,239,870	0.9
		Denmark: 0.8%
49,949		GN Store Nord	812,720	0.3
21,000	@	Jyske Bank	682,767	0.3
433		PER Aarsleff A/S	38,377	0.0
779		Rockwool International AS	93,351	0.0
2,173		Schouw & Co.	64,858	0.0
20,000	@	Sydbank A/S	394,199	0.2
			2,086,272	0.8
		Finland: 0.3%
3,368		Atria PLC	33,612	0.0
4,689		Cramo PLC	64,754	0.0
5,970	@	Finnair OYJ	24,318	0.0
15,981		Hk-Ruokatalo Oyj	90,050	0.1
3,583		Huhtamaki Oyj	65,028	0.1
2,363		Lassila & Tikanoja OYJ	39,368	0.0
19,720		Oriola-KD OYJ	64,262	0.0
1,413		PKC Group OYJ	32,122	0.0
10,663		Raisio Group PLC	45,848	0.0
5,192		Ramirent Oyj	50,420	0.0
8,042		Tieto Oyj	178,849	0.1
			688,631	0.3
		France: 5.4%
17,964		Alten Ltd.	690,276	0.3
1,506		Assystem	33,883	0.0
800		Boiron SA	34,064	0.0
4,862		Bonduelle S.C.A.	509,642	0.2
825		Bongrain SA	54,889	0.0
35,000		Bourbon SA	1,067,751	0.4
20,151	@	Boursorama	170,230	0.1
1,456		Cegid Group	30,129	0.0
28,841	@	Club Mediterranee	545,891	0.2
70,394		Derichebourg	342,215	0.1
4,346		Devoteam SA	66,681	0.0
946		Esso SA Francaise	75,758	0.0
31,454		Etablissements Maurel et Prom	580,869	0.2
5,736	@	EuropaCorp	33,490	0.0
648		Exel Industries	34,455	0.0
140,000		Groupe Eurotunnel S.A.	1,190,462	0.5
20,789		Groupe Steria SCA	386,184	0.1
5,000	@	ID Logistics Group	194,843	0.1
1,982		IMS-Intl Metal Service	25,728	0.0
50,000	@	Inside Secure SA	195,522	0.1
126,992		Lectra	910,107	0.4
115,362	@	Maurel & Prom Nigeria SA	410,536	0.2
48,662		Medica SA	927,002	0.4
36,135		NetGem SA	120,697	0.1
16,540		Nexity	504,800	0.2

PORTFOLIO OF INVESTMENTS
ING International Small Cap Fund	as of January 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		France (continued)
16,479		Oeneo	$58,148	0.0
4,204	@	Parrot SA	162,571	0.1
25,668		Rallye SA	907,049	0.4
7,805		Saft Groupe SA	210,815	0.1
496		Societe de la Tour Eiffel	30,605	0.0
776		Societe Internationale de Plantations d’Heveas SA	70,579	0.0
45,238		Teleperformance	1,802,548	0.7
324		Tessi SA	35,910	0.0
2,277	@	Trigano SA	33,962	0.0
126,063	@	UbiSoft Entertainment	1,216,214	0.5
			13,664,505	5.4
		Germany: 9.6%
20,223	@	Aareal Bank AG	481,760	0.2
18,502	@	ADVA AG Optical Networking	112,911	0.1
8,010		Amadeus Fire AG	456,897	0.2
3,424		Aurelius AG	216,148	0.1
31,742		Aurubis AG	2,380,988	0.9
8,046		Balda AG	45,119	0.0
3,551		Bechtle AG	160,309	0.1
28,069		Borussia Dortmund GmbH & Co. KGaA	116,781	0.1
5,436		CANCOM AG	107,188	0.0
8,661		CENTROTEC Sustainable AG	181,952	0.1
6,363		Cewe Color Holding AG	282,516	0.1
14,221		CropEnergies AG	116,608	0.1
21,000		Delticom AG	1,009,734	0.4
98,451		Deutsche Lufthansa AG	1,955,578	0.8
8,933	@	Deutz AG	52,698	0.0
25,414		Draegerwerk AG & Co. KGaA	3,115,625	1.2
3,487		Elmos Semiconductor AG	35,415	0.0
12,071	@	EM.TV AG	26,896	0.0
70,354	L	Freenet AG	1,515,144	0.6
942		Gesco AG	98,848	0.0
3,858		Gildemeister AG	95,039	0.0
8,217		Grammer AG	219,722	0.1
816		Hornbach Holding AG	58,279	0.0
4,864		Jenoptik AG	53,135	0.0
30,015		Jungheinrich AG	1,385,524	0.5
1,858	@	Koenig & Bauer AG	36,020	0.0
49,977		Kontron AG	298,569	0.1
156		KSB AG	92,664	0.0
1,855	@	KUKA AG	71,960	0.0
7,000		LPKF Laser & Electronics AG	159,402	0.1
982		NORMA Group	28,544	0.0
1,277		OHB Technology AG	26,096	0.0
54,617	@	Patrizia Immobilien AG	485,094	0.2
95,000		Prime Office REIT-AG	444,242	0.2
18,000		PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	421,839	0.2
27,784		Rheinmetall AG	1,478,990	0.6
95,000		RIB Software AG	562,526	0.2
76,000	@	SAF-Holland SA	620,710	0.2
11,991		Salzgitter AG	558,961	0.2
1,221		Sartorius AG	125,219	0.1
4,090		Schuler AG	109,401	0.1
640		STO AG	102,063	0.0
6,000		Stratec Biomedical Systems AG	311,577	0.1
20,000	@	Tipp24 SE	1,249,168	0.5
55,000		Tom Tailor Holding AG	1,292,872	0.5
37,535	@	TUI AG	407,306	0.2
7,410		VTG AG	140,390	0.1
20,000		XING AG	1,108,773	0.4
			24,413,200	9.6
		Greece: 0.0%
8,887	@	StealthGas, Inc.	80,338	0.0

		Hong Kong: 3.8%
29,876		Asia Standard International Group	6,551	0.0
466,000		Bossini International Hldg	25,267	0.0
386,000		Champion Technology Holdings Ltd.	6,699	0.0
5,605,840	@, X	China Billion Resources Ltd.	62,886	0.0
20,673	@	China Engine Group Ltd	43,664	0.0
548,000		Convenience Retail Asia Ltd.	398,525	0.2
3,390,000		CSI Properties Ltd.	148,509	0.1
491,680		Dah Sing Banking Group Ltd.	610,561	0.2
110,500		Dickson Concepts International Ltd.	62,214	0.0
1,076,000		DMX Technologies Group Ltd.	225,782	0.1
140,000		Dragon Hill Wuling Automobile Holdings Ltd.	10,651	0.0
148,000		Eagle Nice International Holdings Ltd.	33,007	0.0
196,000		Emperor International Holdings	61,433	0.0
138,000	@	eSun Holdings Ltd.	28,642	0.0
710,000		First Pacific Co.	914,455	0.4
1,588,000	@	Fountain SET Hldgs	247,786	0.1
108,000		Glorious Sun Enterprises Ltd.	33,011	0.0
439,000		Goldlion Holdings Ltd.	243,959	0.1
253,600		HKR International Ltd.	146,793	0.1
740,000	@	Huafeng Group Holdings Ltd.	22,900	0.0
54,000		Hung Hing Printing Group Ltd.	9,400	0.0
106,000	@	Jinhui Holdings Ltd.	22,552	0.0
25,211	@	Jinhui Shipping & Transportation Ltd.	39,658	0.0
519,000		Johnson Electric Holdings Ltd.	366,610	0.1
222,000		K Wah International Holdings Ltd.	129,136	0.1
186,000		King Fook Holdings	26,174	0.0
22,000		Kingmaker Footwear Holdings Ltd.	3,662	0.0

PORTFOLIO OF INVESTMENTS
ING International Small Cap Fund	as of January 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Hong Kong (continued)
3,680,000		Lai Fung Holdings Ltd.	$118,565	0.1
1,483,000	@	Lai Sun Development	65,046	0.0
155,000	@	Lai Sun Garment International Ltd.	32,577	0.0
482,000		Lippo China Resources Ltd.	14,365	0.0
18,000		Lippo Ltd.	9,506	0.0
1,587,600	@	Loudong General Nice Resources China Holdings Ltd.	118,756	0.1
1,828	@	Next Media Ltd.	337	0.0
278,000		Pacific Andes International Holdings Ltd.	15,403	0.0
512,536	@	Pacific Century Premium Developments Ltd.	196,941	0.1
58,000		Pacific Textile Holdings Ltd.	52,229	0.0
431,000		Pico Far East Holdings Ltd.	118,433	0.1
44,000		Playmates Holdings Ltd.	37,786	0.0
1,044,000		PYI Corp. Ltd.	28,519	0.0
1,000,000		Regal Hotels International Holdings Ltd.	501,519	0.2
469,000		Road King Infrastructure	431,218	0.2
132,000		Shenzhou International Group Holdings Ltd.	320,927	0.1
394,000		Singamas Container Holdings Ltd.	113,727	0.0
7,960,000	@	Sinolink Worldwide Holdings	770,102	0.3
34,000		Soundwill Holdings Ltd.	95,361	0.0
177,500		SUNeVision Holdings Ltd.	42,773	0.0
594,000		Techtronic Industries Co.	1,204,191	0.5
746,000		Tomson Group Ltd.	211,620	0.1
274,000		Tradelink Electronic Commerce Ltd.	48,733	0.0
3,341		Transport International Holdings Ltd.	7,512	0.0
228,000		Varitronix International Ltd.	117,598	0.1
982,000		VST Holdings Ltd.	242,810	0.1
225,500		Yue Yuen Industrial Holdings	755,376	0.3
			9,602,417	3.8
		Hungary: 0.0%
1,028		Egis PLC	88,404	0.0

		India: 1.2%
42,651		Bank Of Maharashtra	47,267	0.0
18,102		Binani Industries Ltd.	41,781	0.0
43,455		Corp Bank	373,521	0.2
248,064		Dena Bank	518,393	0.2
106,045		Dishman Pharmaceuticals & Chemicals Ltd.	217,167	0.1
25,620		Geodesic Ltd.	7,474	0.0
35,534		Gujarat Alkalies & Chemicals Ltd.	92,526	0.0
13,026		Gujarat Narmada Valley Fertilizers Co. Ltd	20,363	0.0
121,664		Gujarat State Fertilisers & Chemicals Ltd.	151,880	0.1
11,505		Jammu & Kashmir Bank Ltd.	296,480	0.1
36,779		JB Chemicals & Pharmaceuticals Ltd.	58,231	0.0
24,979		JBF Industries Ltd.	57,937	0.0
27,976		Jindal Poly Films Ltd	89,120	0.0
31,260		JK Cement Ltd.	188,212	0.1
42,268		JK Lakshmi Cement Ltd.	116,060	0.1
12,439		JK Tyre & Industries Ltd.	27,175	0.0
2,240		MindTree Ltd.	33,215	0.0
49,271	@	OMAXE Ltd	152,080	0.1
59,882		Punjab & Sind Bank	80,918	0.0
2,096		Shree Cement Ltd	175,821	0.1
24,808	@	Varun Industries Ltd.	7,206	0.0
153,617		Vijaya Bank	171,030	0.1
6,313		Zensar Technologies Ltd.	30,079	0.0
7,522	@	Zuari Holdings Ltd.	33,841	0.0
			2,987,777	1.2
		Indonesia: 0.6%
170,000		Adhi Karya Persero Tbk PT	34,986	0.0
1,002,000		Agung Podomoro Land Tbk PT	42,201	0.0
11,468,500		Ciputra Property TBK PT	813,241	0.3
5,607,000	@	Darma Henwa Tbk PT	28,786	0.0
261,500	@	Lippo Cikarang Tbk PT	102,725	0.1
464,500		Multipolar Corp. Tbk PT	15,747	0.0
3,243,000	@	Panin Financial Tbk PT	58,638	0.0
1,605,500		Surya Citra Media Tbk PT	392,355	0.2
			1,488,679	0.6
		Ireland: 1.8%
32,000		DCC Plc	1,038,906	0.4
32,296		Fly Leasing Ltd. ADR	415,326	0.2
15,000	@	Grafton Group Plc	87,822	0.0
175,000		Grafton Group Plc	1,034,220	0.4
303,881	@	IFG Group PLC	557,020	0.2
18,000	@	Irish Continental Group PLC	484,406	0.2
300		Smurfit Kappa Group PLC	4,154	0.0
51,700	@	Smurfit Kappa PLC	716,283	0.3
18,761		Trinity Biotech PLC ADR	302,615	0.1
			4,640,752	1.8
		Israel: 0.0%
35,630	@	Africa Israel Investments Ltd.	86,852	0.0
2,331	@	Formula Systems 1985 Ltd.	39,781	0.0
			126,633	0.0
		Italy: 3.9%
210,000		Amplifon S.p.A.	1,121,587	0.4
21,266		Astaldi S.p.A.	160,027	0.1

PORTFOLIO OF INVESTMENTS
ING International Small Cap Fund	as of January 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Italy (continued)
32,293		Autostrada Torino-Milano S.p.A.	$362,350	0.2
77,628		Azimut Holding S.p.A.	1,365,485	0.5
23,609		Banca IFIS SpA	215,417	0.1
134,976		Cairo Communication S.p.A.	484,564	0.2
30,000		Credito Emiliano S.p.A.	179,465	0.1
31,060	L	Danieli & Co. Officine Meccaniche S.p.A.	960,525	0.4
11,774		Danieli & Co. SpA	219,603	0.1
4,241		De’Longhi SpA	68,487	0.0
56,872		ERG S.p.A.	556,758	0.2
42,301		Exor SpA	1,250,274	0.5
37,662		Impregilo SpA	195,348	0.1
94,564		Indesit Co. SpA	794,699	0.3
16,394		Italcementi S.p.A.	92,250	0.0
55,941	@	KME Group	26,152	0.0
8,844		Lottomatica S.p.A.	218,661	0.1
20,000		Prysmian S.p.A.	427,425	0.2
1,274		Reply SpA	41,585	0.0
6,359	@	Safilo Group SpA	69,957	0.0
401,579		Saras S.p.A.	540,842	0.2
200,000	@	Sorin S.p.A.	510,442	0.2
			9,861,903	3.9
		Japan: 18.7%
1,900		Aeon Fantasy Co., Ltd.	29,185	0.0
4,300		Ahresty Corp.	24,283	0.0
3,800		Ai Holdings Corp.	31,624	0.0
40,100		Aica Kogyo Co., Ltd.	666,282	0.3
16,400		Airport Facilities Co., Ltd.	82,800	0.0
4,100		Alconix Corp.	71,246	0.0
6,100		Alpen Co., Ltd.	111,219	0.1
2,300		Amuse, Inc.	48,307	0.0
7,500		Arc Land Sakamoto Co., Ltd.	121,212	0.1
26,100		Arcs Co., Ltd.	488,854	0.2
17,500		Argo Graphics, Inc.	249,802	0.1
8,300		Arnest One Corp.	132,804	0.1
51,300		Asahi Diamond Industrial Co., Ltd.	469,288	0.2
5,000		ASKA Pharmaceutical Co., Ltd.	34,424	0.0
4,000		Asunaro Aoki Construction Co., Ltd.	23,626	0.0
600		Bank of Iwate Ltd.	25,096	0.0
29,000		Bank of Kochi Ltd./The	31,022	0.0
14,200		Belluna Co., Ltd.	106,318	0.1
38		Best Bridal, Inc.	36,278	0.0
2,800		Bookoff Corp.	21,193	0.0
8,000		Bunka Shutter Co., Ltd.	39,950	0.0
33,200		Capcom Co., Ltd.	535,921	0.2
1,700		Central Sports Co., Ltd.	27,473	0.0
22,600		Chori Co., Ltd.	244,579	0.1
6,500		Chubu Steel Plate Co., Ltd.	25,265	0.0
47,000		Chuetsu Pulp & Paper Co., Ltd.	86,769	0.0
6,000		Chugoku Marine Paints Ltd.	31,639	0.0
6,600		Chuo Warehouse Co. Ltd.	51,626	0.0
2,000		CMIC Co., Ltd.	30,530	0.0
10,800		Coca-Cola Central Japan Co., Ltd.	144,710	0.1
1,700		Coco’s Japan Co. Ltd.	30,350	0.0
2,700		Corona Corp.	35,168	0.0
153		DA Consortium, Inc.	52,684	0.0
7,000		Daido Steel Co., Ltd.	31,250	0.0
44,000		Daiho Corp.	61,015	0.0
16,000		Daiichi Jitsugyo Co., Ltd.	77,690	0.0
3,400		Daiichikosho Co., Ltd.	83,099	0.1
1,600		Daikoku Denki Co., Ltd.	37,877	0.0
105,000		Daikyo, Inc.	281,163	0.1
6,000		Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	27,655	0.0
132,000		Daiwa Industries Ltd.	727,323	0.3
4,600		Doutor Nichires Holdings Co., Ltd.	65,006	0.0
30,091		DTS Corp.	381,022	0.2
2,400		Dydo Drinco, Inc.	96,667	0.1
2,000		Elematec Corp.	26,744	0.0
2,600		ESPEC Corp.	20,822	0.0
12,000		Excel Co., Ltd.	104,579	0.1
5,700		Exedy Corp.	125,109	0.1
897		Faith, Inc.	100,730	0.1
1,600		F-Tech, Inc.	22,257	0.0
14,000	@	Fuji Kiko Co., Ltd.	46,997	0.0
3,800		Fuji Machine Manufacturing Co., Ltd.	29,665	0.0
22,927		Fuji Soft, Inc.	484,887	0.2
37,500		Fujikura Kasei Co., Ltd.	158,177	0.1
2,900		Fujimori Kogyo Co., Ltd.	67,808	0.0
42		Fujishoji Co., Ltd.	46,370	0.0
4,000		Fujitec Co., Ltd.	27,786	0.0
6,800		Fujitsu Frontech Ltd.	40,021	0.0
2,500		FuKoKu Co. Ltd.	22,667	0.0
6,000		Fukuda Corp.	25,025	0.0
1,200		Fukuda Denshi Co., Ltd.	40,956	0.0
20,100		Furuno Electric Co., Ltd.	108,908	0.1
58,900		Futaba Industrial Co., Ltd.	267,976	0.1
28,600		Glory Ltd.	669,840	0.3
15,000		Godo Steel Ltd.	30,146	0.0
16,810		Goldcrest Co., Ltd.	319,934	0.1
2,200		Gurunavi, Inc.	24,442	0.0
1,200		G-Tekt Corp.	28,452	0.0
2,450		Gulliver International Co., Ltd.	104,042	0.1
3,700		Hakuto Co., Ltd.	34,022	0.0
11,700		Happinet Corp.	92,542	0.1
11,000		Higashi-Nippon Bank Ltd.	27,209	0.0
4,300		HI-LEX CORP	70,614	0.0
11,600		Hitachi High-Technologies Corp.	230,373	0.1
16,300		Hitachi Transport System Ltd.	246,841	0.1
2,400		Hitachi Zosen Fukui Corp.	26,287	0.0

PORTFOLIO OF INVESTMENTS
ING International Small Cap Fund	as of January 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Japan (continued)
7,300		H-One Co. Ltd.	$76,005	0.0
42		Hoosiers Corp.	36,555	0.0
18,000	@	Ichikoh Industries Ltd.	29,833	0.0
6,000		Icom, Inc.	130,773	0.1
1,000		ID Home Co. Ltd.	30,944	0.0
22,400		Iida Home Max	291,739	0.1
87,809		Inabata & Co., Ltd.	592,439	0.2
92,700		Ines Corp.	635,418	0.3
161		Infocom Corp.	207,891	0.1
4,200		Innotech Corp.	19,887	0.0
11,000		Iseki & Co., Ltd.	29,832	0.0
5,400		Information Services International-Dentsu Ltd.	49,527	0.0
38,000		Iwatani International Corp.	144,022	0.1
2,300		Japan Digital Laboratory Co.	26,107	0.0
47,000		Jidosha Buhin Kogyo Co., Ltd.	213,947	0.1
24,000		JMS Co., Ltd.	98,929	0.1
15,000		J-Oil Mills, Inc.	44,318	0.0
33,800		JSP Corp.	502,370	0.2
8,000		Juroku Bank Ltd.	27,999	0.0
38,000		Kandenko Co., Ltd.	170,315	0.1
1,524,000	@	Kanematsu Corp.	2,336,929	0.9
12,000		Kasai Kogyo Co., Ltd.	55,906	0.0
1,400		Kato Sangyo Co., Ltd.	26,062	0.0
19,000		Kawai Musical Instruments Manufacturing Co., Ltd.	36,923	0.0
2,800		Kenko Mayonnaise Co. Ltd.	27,187	0.0
6,900		Kimoto Co., Ltd.	57,071	0.0
13,100		Kissei Pharmaceutical Co., Ltd.	246,667	0.1
1,700		Kita-Nippon Bank Ltd.	45,840	0.0
11,000		Kitano Construction Corp.	28,330	0.0
12,000		Koito Manufacturing Co., Ltd.	200,043	0.1
1,900		Komatsu Wall Industry Co., Ltd.	33,545	0.0
6,900		Konaka Co., Ltd.	54,557	0.0
2,400		KRS Corp.	24,597	0.0
58,000	@	Kumagai Gumi Co., Ltd.	76,475	0.0
2,200		Kura Corp.	30,015	0.0
124,000		Kureha Corp.	480,148	0.2
43,600		Kuroda Electric Co., Ltd.	532,491	0.2
28,100		Kyoden Co., Ltd.	40,732	0.0
31,000		Kyodo Printing Co., Ltd.	85,709	0.0
23,600		Kyokuto Securities Co., Ltd.	294,477	0.1
1,300		Kyoritsu Maintenance Co., Ltd.	32,012	0.0
2,300		Kyowa Exeo Corp.	23,389	0.0
19,400		Lintec Corp.	358,751	0.2
2,500		Macnica, Inc.	48,892	0.0
4,800		Maezawa Kyuso Industries Co., Ltd.	63,964	0.0
5,900		Marubun Corp.	28,631	0.0
178,000		Marudai Food Co., Ltd.	588,857	0.2
2,100		Maruka Machinery Co. Ltd.	28,456	0.0
2,000		Megmilk Snow Brand Co., Ltd.	34,497	0.0
5,700		Meiwa Estate Co., Ltd.	30,885	0.0
108,627		Mimasu Semiconductor Industry Co., Ltd.	890,756	0.4
7,100		Mirait Holdings Corp.	58,947	0.0
1,800		Mitani Corp.	26,519	0.0
16,000		Mitsubishi Steel Manufacturing Co., Ltd.	31,310	0.0
33,800		Mitsui High-Tec, Inc.	246,957	0.1
8,000		Mitsui Home Co., Ltd.	46,113	0.0
79,000		Mitsui Sugar Co., Ltd.	249,586	0.1
25,300		Modec, Inc.	575,321	0.2
30,600		Musashi Seimitsu Industry Co., Ltd.	621,615	0.3
8,500		Nabtesco Corp.	177,455	0.1
1,300		Nafco Co., Ltd.	19,832	0.0
15,000		Nagano Bank Ltd.	27,069	0.0
92,783		Namura Shipbuilding Co., Ltd.	390,470	0.2
38,400		NEC Networks & System Integration Corp.	721,354	0.3
11,000		Nice Holdings, Inc.	29,090	0.0
33,000		Nichi-iko Pharmaceutical Co., Ltd.	693,816	0.3
7,073		Nichireki Co., Ltd.	40,205	0.0
7,000		Nidec Copal Corp.	49,690	0.0
5,700		Nifco, Inc.	118,382	0.1
3,900		Nihon Eslead Corp.	41,329	0.0
33,000		Nihon Parkerizing Co., Ltd.	543,929	0.2
1,250		Nihon Trim Co., Ltd.	38,642	0.0
129,000		Nippo Corp.	1,730,026	0.7
7,000		Nippon Concrete Industries Co., Ltd.	24,551	0.0
7,000		Nippon Hume Corp.	38,305	0.0
2,600		Nippon Konpo Unyu Soko Co., Ltd.	36,094	0.0
3,000		Nippon Pillar Packing Co., Ltd.	22,821	0.0
17,000		Nippon Piston Ring Co., Ltd.	35,822	0.0
11,000		Nippon Road Co., Ltd.	49,188	0.0
8,000		Nippon Seisen Co., Ltd.	28,677	0.0
110,000		Nippon Soda Co., Ltd.	499,356	0.2
87,000		Nippon Steel Trading Co., Ltd.	235,700	0.1
26,000		Nippon Thompson Co., Ltd.	102,438	0.1
39,275	@	NIS Group Co., Ltd.	—	—
356,000		Nishimatsu Construction Co., Ltd.	662,379	0.3
5,500		Nishio Rent All Co., Ltd.	81,326	0.0
69,000		Nissei Build Kogyo Co., Ltd.	141,185	0.1
16,200		Nisshin Fudosan Co.	104,498	0.1
1,900		Nissin Sugar Holdings Co. Ltd.	39,066	0.0
43,200		Nitta Corp.	740,183	0.3

PORTFOLIO OF INVESTMENTS
ING International Small Cap Fund	as of January 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Japan (continued)
156,000		Nittetsu Mining Co., Ltd.	$695,436	0.3
4,967		Nojima Corp.	31,999	0.0
87,000		Obayashi Road Corp.	316,189	0.1
72,000		Oenon Holdings, Inc.	178,669	0.1
7,000		Oita Bank Ltd.	25,579	0.0
1,900		Okinawa Electric Power Co., Inc.	62,335	0.0
21,000		OKK Corp.	30,534	0.0
8,000		Okura Industrial Co., Ltd.	26,706	0.0
6,000		ONO Sokki Co. Ltd.	26,308	0.0
4,000		Onoken Co., Ltd.	37,091	0.0
19,000		Pacific Industrial Co., Ltd.	98,157	0.1
22,200		Plenus Co., Ltd.	365,855	0.2
1,500		Pressance Corp.	46,584	0.0
116,000		Prima Meat Packers Ltd.	222,071	0.1
8,000		Regal Corp.	27,542	0.0
5,300		Relo Holdings, Inc.	195,581	0.1
7,800		Right On Co., Ltd.	61,810	0.0
2,500		Riso Kagaku Corp.	49,574	0.0
3,600		Rokko Butter Co. Ltd.	23,030	0.0
15,200		Round One Corp.	88,230	0.0
14,000		Ryoden Trading Co. Ltd.	88,567	0.1
1,408		Saison Information Systems Co. Ltd.	18,030	0.0
13,282		San-Ai Oil Co., Ltd.	57,702	0.0
52,000		Sanki Engineering Co., Ltd.	279,118	0.1
4,000		Sankyo Frontier Co. Ltd.	27,447	0.0
8,600		Sankyo Seiko Co., Ltd.	30,115	0.0
21,500		Sanshin Electronics Co., Ltd.	145,806	0.1
87		Sanyo Housing Nagoya Co., Ltd.	110,886	0.1
11,000		Seino Holdings Co., Ltd.	74,939	0.0
6,000		Sekisui Jushi Corp.	70,919	0.0
4,900		Senshu Electric Co. Ltd	55,558	0.0
7,800		Shidax Corp.	43,067	0.0
7,800		Shin-Etsu Polymer Co., Ltd.	30,036	0.0
5,700		Shinkawa Ltd.	29,194	0.0
19,700		Shinko Plantech Co., Ltd.	160,965	0.1
9,000		Shinmaywa Industries Ltd.	59,801	0.0
224,000		Shinsho Corp.	461,219	0.2
12,000		Shiroki Corp.	31,534	0.0
13,900		Showa Corp.	149,347	0.1
9,000		Showa Sangyo Co., Ltd.	29,192	0.0
86		Sky Perfect Jsat Corp.	40,360	0.0
2,500		Softbank Technology Corp.	25,629	0.0
138,000		Sumikin Bussan Corp.	439,795	0.2
53,500		Sumitomo Densetsu Co., Ltd.	579,568	0.2
12,400		Sumitomo Forestry Co., Ltd.	121,463	0.1
9,000		T RAD Co., Ltd.	23,055	0.0
2,200		T&K Toka Co. Ltd.	37,064	0.0
2,700		Tachi-S Co., Ltd.	47,586	0.0
27		Tact Home Co., Ltd.	40,681	0.0
49,000		Taihei Kogyo Co., Ltd.	196,713	0.1
25,882		Taiho Kogyo Co., Ltd.	311,590	0.1
1,300		Takamatsu Construction Group Co., Ltd.	19,427	0.0
8,100		Takara Leben Co., Ltd.	94,423	0.1
98,000		Takasago International Corp.	494,790	0.2
280		Take And Give Needs Co., Ltd.	29,271	0.0
10,000		Takiron Co., Ltd.	38,423	0.0
9,000		Takuma Co., Ltd.	55,557	0.0
79,000		TBK Co., Ltd.	449,209	0.2
2,300		Tenma Corp.	23,672	0.0
1,700		Tera Probe, Inc.	12,920	0.0
19,300		TKC Corp.	342,705	0.1
17,000		Toa Corp.	26,433	0.0
178,000		TOA Road Corp.	596,596	0.2
3,100		Toho Holdings Co., Ltd.	59,869	0.0
133,000		Tokai Tokyo Financial Holdings	666,897	0.3
158,000		Tokyo Tekko Co., Ltd.	670,557	0.3
20,000		Tokyo Theatres Co., Inc.	30,574	0.0
10,000		Tomoku Co., Ltd.	29,179	0.0
113,000	@, L	Tonichi Carlife Group, Inc.	416,804	0.2
2,900		Topre Corp.	28,042	0.0
16,000		Topy Industries Ltd.	37,582	0.0
3,400		Torii Pharmaceutical Co., Ltd.	84,084	0.0
208		Tosei Corp.	163,409	0.1
13,400		Touei Housing Corp.	191,182	0.1
3,400		Toukei Computer Co., Ltd.	45,956	0.0
6,800		Towa Corp.	45,470	0.0
125,800		Toyo Kohan Co., Ltd.	444,504	0.2
3,100		Toyo Tanso Co., Ltd.	75,034	0.0
14,600		Trans Cosmos, Inc.	181,099	0.1
27,800		Trusco Nakayama Corp.	515,777	0.2
14,700		Tsumura & Co.	482,881	0.2
5,100		Tsuruha Holdings, Inc.	426,435	0.2
19,600		Tsutsumi Jewelry Co., Ltd.	481,806	0.2
3,100		Tv Tokyo Holdings Corp.	33,659	0.0
1,900		UKC Holdings Corp.	39,676	0.0
26,900		Unipres Corp.	595,784	0.2
10,200		Utoc Corp.	29,939	0.0
200		Vital KSK Holdings, Inc.	1,933	0.0
5,000		Wakita & Co. Ltd.	44,294	0.0
27,400		Warabeya Nichiyo Co., Ltd.	450,469	0.2
8,800	L	Waseda Academy Co., Ltd.	72,463	0.0
10,304		Watabe Wedding Corp.	79,724	0.0
1,900		Yachiyo Bank Ltd.	45,083	0.0
12,700	@	Yamaichi Electronics Co., Ltd.	22,717	0.0
103,300		Yamazen Corp.	765,550	0.3
1,700		Yellow Hat Ltd.	25,620	0.0
1,007,000		Yuasa Trading Co., Ltd.	1,972,444	0.8

PORTFOLIO OF INVESTMENTS
ING International Small Cap Fund	as of January 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Japan (continued)
23,600		Yushin Precision Equipment Co., Ltd.	$447,681	0.2
			47,518,241	18.7
		Liechtenstein: 0.0%
404		Verwalt & Privat-Bank AG	30,631	0.0
		Luxembourg: 0.2%
19,319		Ternium SA ADR	456,508	0.2
		Malaysia: 0.7%
19,000		Allianz Malaysia Bhd	44,566	0.0
54,400		BIMB Holdings Bhd	52,873	0.0
75,000		DRB-Hicom Bhd	62,042	0.1
56,500		Faber Group BHD	25,953	0.0
8,400		Hong Leong Financial Group Bhd	37,201	0.0
543,572		Kulim Malaysia BHD	629,823	0.2
239,900		Kumpulan Fima BHD	140,570	0.1
183,200		LBS Bina Group Bhd	50,401	0.0
449,523		Lion Industries Corp. Bhd	136,000	0.1
277,900		Media Prima Bhd	199,458	0.1
33,900		MNRB Holdings Bhd	27,512	0.0
59,400		Paramount Corp. Bhd	29,628	0.0
57,300		UMW Holdings Bhd	223,889	0.1
			1,659,916	0.7
		Mexico: 0.4%
881	@	Gruma SAB de CV ADR	11,717	0.0
600		Grupo Herdez S.A.B. de C.V.	1,897	0.0
45,900	@	Grupo Simec SAB de CV	228,514	0.1
92,000	@	Industrias CH, SA	761,204	0.3
			1,003,332	0.4
		Netherlands: 1.7%
12,331		BE Semiconductor Industries NV	98,783	0.1
80,000		Delta Lloyd NV	1,575,754	0.6
5,489		Imtech NV	144,955	0.1
4,478		KAS Bank NV	53,615	0.0
6,577		Koninklijke Boskalis Westminster NV	301,098	0.1
14,775		Mediq NV	279,254	0.1
478,561	@, L	SNS Reaal NV	547,006	0.2
45,000		Ten Cate NV	1,219,687	0.5
6,205	@	Tetragon Financial Group Ltd.	71,358	0.0
			4,291,510	1.7
		New Zealand: 0.6%
314,473		Chorus Ltd.	752,583	0.3
83,369		Fletcher Building Ltd.	666,023	0.3
			1,418,606	0.6
		Norway: 1.3%
302,902	@	Borregaard ASA	1,341,964	0.5
58,089	@, L	Norske Skogindustrier ASA	41,857	0.0
337,702	@, L	Renewable Energy Corp. A/S	65,551	0.0
13,400		Schibsted ASA	539,510	0.2
46,777		SpareBank 1 SMN	355,401	0.2
3,311		Sparebanken Ost	21,819	0.0
150,000	@	Storebrand ASA	767,899	0.3
236,000		STX OSV Holdings Ltd.	240,282	0.1
			3,374,283	1.3
		Pakistan: 0.1%
1,100,563		Bank Alfalah Ltd.	208,263	0.1
274,568	@	Pakistan Telecommunication Co., Ltd.	52,350	0.0
			260,613	0.1
		Philippines: 0.1%
193,800		EEI Corp.	54,809	0.0
22,900	@	Philippine National Bank	55,793	0.0
1,202,900		Vista Land & Lifescapes, Inc.	153,194	0.1
			263,796	0.1
		Poland: 0.2%
25,682	@	Grupa Lotos SA	332,672	0.2
47,792		Tauron Polska Energia SA	73,068	0.0
			405,740	0.2
		Portugal: 0.1%
94,404		Mota-Engil SGPS SA	277,512	0.1
		Singapore: 2.9%
118,000		Ausgroup Ltd.	60,563	0.0
62,000		Breadtalk Group Ltd.	38,367	0.0
12,392		Broadway Industrial Group Ltd.	3,506	0.0
6,000		Bukit Sembawang Estates Ltd.	32,955	0.0
413,000		Chip Eng Seng Corp. Ltd.	256,481	0.1
139,000		CSE Global Ltd.	97,202	0.0
30,000		CWT Ltd.	34,803	0.0
477,000		First Resources Ltd.	752,857	0.3
206,999	@	Flextronics International Ltd.	1,285,464	0.5
161,000		Goodpack Ltd.	237,439	0.1
953,000		GuocoLeisure Ltd.	573,975	0.2
117,000		Ho Bee Investment Ltd.	180,604	0.1
62,000	@	Hong Fok Corp. Ltd.	30,537	0.0
274,000		Hong Leong Asia Ltd.	375,164	0.2
29,000		InnoTek Ltd.	8,786	0.0
4,000		Jardine Cycle & Carriage Ltd.	163,537	0.1
1,082,000		LC Development Ltd.	141,654	0.1
394,000		Lian Beng Group Ltd.	136,819	0.1
271,000		Mapletree Commercial Trust	292,314	0.1
812,680		Mapletree Industrial Trust	899,585	0.4
15,191		Miclyn Express Offshore Ltd.	37,450	0.0

			PORTFOLIO OF INVESTMENTS
ING International Small Cap Fund			as of January 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Singapore (continued)
73,000		Orchard Parade Holdings Ltd.	$130,354	0.1
103,000		Pan-United Corp. Ltd.	82,423	0.0
63,000		QAF Ltd.	42,223	0.0
39,000		Sim Lian Group Ltd.	25,703	0.0
123,000		Sing Holdings Ltd.	40,717	0.0
36,000		Sunningdale Tech Ltd.	4,077	0.0
358,000		Tiong Woon Corp. Holding Ltd.	104,077	0.0
473,000		UMS Holdings Ltd.	175,906	0.1
202,000		United Overseas Land Ltd.	1,020,256	0.4
48,000		UOB-Kay Hian Holdings Ltd.	66,511	0.0
			7,332,309	2.9
		South Africa: 0.4%
76,591		Blue Label Telecoms Ltd.	74,665	0.1
16,454		Liberty Holdings Ltd.	211,794	0.1
65,667		MMI Holdings Ltd.	169,806	0.0
17,816	@	Sappi Ltd.	62,281	0.0
140,078	@	SUPER GROUP LTD	281,597	0.1
105,518	@	Telkom SA Ltd.	196,262	0.1
199,459	@	Village Main Reef Ltd.	28,096	0.0
			1,024,501	0.4
		South Korea: 2.5%
2,300		Asia Cement Co. Ltd.	136,816	0.1
51,900		BS Financial Group, Inc.	686,153	0.3
570		Dae Han Flour Mills Co. Ltd.	69,919	0.0
7,550	@	Daeduck GDS Co., Ltd.	119,620	0.1
8,020		Daegu Department Store	106,137	0.1
10,130		Daesang Holdings Co. Ltd.	66,394	0.0
2,360		Daesung Holdings Co. Ltd.	16,547	0.0
12,718	@	Daou Data Corp.	39,773	0.0
38,870		Daou Technology, Inc.	598,493	0.2
3,605		Dongil Industries Co. Ltd.	160,739	0.1
6,250		Dongwha Pharm Co. Ltd.	34,607	0.0
26,980		Halla Climate Control	604,961	0.3
20,417		Hankook Tire Co. Ltd.	839,668	0.3
2,090		Hankuk Paper Manufacturing Co. Ltd.	46,548	0.0
1,400		Husteel Co. Ltd.	30,861	0.0
3,060		Il Dong Pharmaceutical Co. Ltd.	33,127	0.0
105		Ilshin Spinning Co. Ltd.	7,830	0.0
1,090		INTOPS Co. Ltd.	26,602	0.0
3,640		Inzi Controls Co. Ltd.	21,338	0.0
11,458		INZI Display Co. Ltd.	33,245	0.0
19,045		Jeonbuk Bank	81,235	0.0
2,800		KISCO Corp.	69,419	0.0
1,361		KISWIRE Ltd.	36,060	0.0
7,250		Kolon Corp.	116,556	0.1
580	@	Korea Flange Co. Ltd.	6,260	0.0
83,819	@	Korea Real Estate Investment Trust Co.	93,873	0.1
3,720	@	Korea United Pharm, Inc.	39,308	0.0
16,570		KTCS Corp.	35,007	0.0
1,430		Kunsul Chemical Industrial Co. Ltd.	28,342	0.0
2,304		Kyungdong Pharm Co. Ltd.	26,453	0.0
4,810		Kyungnam Energy Co. Ltd.	18,110	0.0
12,270	@	Meritz Finance Group, Inc.	50,578	0.0
6,912	@	Neowiz Corp.	92,324	0.1
523	@	NICE Holdings Co. Ltd.	31,843	0.0
9,180		Sam Young Electronics Co. Ltd.	71,068	0.0
1,541		Samchully Co. Ltd.	164,202	0.1
844		Samyang Genex Co. Ltd.	47,878	0.0
739		Samyang Holdings Corp.	46,005	0.0
6,762		SeAH Steel Corp.	572,325	0.2
10,750		Sebang Co., Ltd.	170,848	0.1
3,190	@	Sejong Industrial Co., Ltd.	32,682	0.0
3,880		Sewon Precision Industry Co. Ltd.	57,545	0.0
1,582		Sindo Ricoh Co. Ltd	90,801	0.0
10,230		Tae Kyung Industrial Co. Ltd	33,976	0.0
123		Taekwang Industrial Co. Ltd	109,345	0.1
51,550		Taeyoung Engineering & Construction Co. Ltd.	262,924	0.1
2,430		YESCO Co. Ltd.	66,711	0.0
6,140		Youlchon Chemical Co. Ltd.	46,740	0.0
2,020		Youngone Corp.	124,659	0.1
			6,302,455	2.5
		Spain: 0.1%
2,790		Bolsas y Mercados Espanoles	78,152	0.0
15,616		Duro Felguera SA	113,438	0.1
9,427		Papeles y Cartones de Europa SA	32,676	0.0
			224,266	0.1
		Sweden: 1.4%
5,051		Bilia AB	87,200	0.0
7,232		Billerud AB	77,005	0.0
90,000		Byggmax Group AB	509,606	0.2
5,348		Duni AB	48,819	0.0
50,000		FinnvedenBulten AB	259,279	0.1
14,493		Holmen AB	446,791	0.2
33,217		Husqvarna AB - B Shares	214,757	0.1
6,092		Industrial & Financial Systems	103,710	0.1
1,970	@	Investment AB Oresund	34,412	0.0
58,106		Loomis AB	965,741	0.4
4,875		Nolato AB	66,901	0.0

PORTFOLIO OF INVESTMENTS
ING International Small Cap Fund	as of January 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Sweden (continued)
25,169		Saab AB	$544,544	0.2
20,647	@	Semcon AB	178,828	0.1
			3,537,593	1.4
		Switzerland: 3.6%
545	@	AFG Arbonia-Forster Holding	14,806	0.0
156		Bossard Holding AG	25,627	0.0
62,000	@	Clariant AG	846,178	0.3
845		Coltene Holding AG	32,232	0.0
712		Emmi AG	195,594	0.1
2,602		Forbo Holding AG	1,747,565	0.7
14,091		Gategroup Holding AG	353,360	0.2
3,200		Helvetia Holding AG	1,303,312	0.5
10,680		Highlight Communications AG	65,763	0.0
4,666		Implenia AG	230,646	0.1
132		Intershop Holdings	47,358	0.0
1,731	@	Kardex AG	49,740	0.0
3,180		Kuoni Reisen Holding	966,546	0.4
21,750	@	Micronas Semiconductor Holding AG	201,416	0.1
11,000		Orior AG	630,954	0.3
371		PubliGroupe AG	59,112	0.0
1,937		Schweizerische National-Versicherungs-Gesellschaft AG	95,257	0.0
7,422		Swiss Life Holding	1,116,735	0.4
4,671		Valora Holding AG	1,022,944	0.4
95		Vetropack Holding AG	193,121	0.1
			9,198,266	3.6
		Taiwan: 2.3%
17,000		Audix Corp.	15,328	0.0
257,000		China Bills Finance Corp.	98,394	0.1
50,177	@	ChipMOS Technologies (Bermuda) Ltd.	545,926	0.2
38,000		Creative Sensor, Inc.	19,380	0.0
298,000		CTCI Corp.	571,121	0.2
24,000		Feng TAY Enterprise Co., Ltd.	29,172	0.0
2,289		Founding Construction & Development Co. Ltd.	1,624	0.0
68,000		Giant Manufacturing Co., Ltd.	361,611	0.2
478,000		Gigabyte Technology Co., Ltd.	411,383	0.2
96,456		Global Brands Manufacture Ltd.	32,859	0.0
51,030		Himax Technologies, Inc. ADR	150,539	0.0
33,090		Hold-Key Electric Wire & Cable Co. Ltd.	12,566	0.0
107,000	@	Horizon Securities Co. Ltd.	31,581	0.0
461,470		Inventec Co., Ltd.	184,727	0.1
385,000		King Yuan Electronics Co., Ltd.	228,530	0.1
121,000	@	King’s Town Bank	105,422	0.1
142,000	@	Long Bon International Co., Ltd.	166,159	0.1
170,000		Lung Yen Life Service Corp.	510,298	0.2
280,691		Mercuries & Associates Ltd.	261,714	0.1
187,450		Merida Industry Co. Ltd.	856,645	0.3
167,348		New Asia Construction & Development Corp.	47,449	0.0
83,025		Pacific Construction Co.	23,062	0.0
15,000	@	Princo Corp.	777	0.0
616,000		Sigurd Microelectronics Corp.	555,753	0.2
2,070		Sinon Corp.	982	0.0
192,000	@	Taiwan Business Bank	58,499	0.0
225,000	@	ThaiLin Semiconductor Corp.	81,805	0.0
64,278		TYC Brother Industrial Co., Ltd.	23,310	0.0
2,785,000	@	Winbond Electronics Corp.	540,992	0.2
			5,927,608	2.3
		Thailand: 1.1%
123,000		Bangkok Expressway PCL	170,178	0.1
36,800		Delta Electronics Thailand PCL	43,786	0.0
3,505,800		Hemaraj Land and Development PCL	428,191	0.2
1,751,000		Krung Thai Bank PCL	1,346,369	0.5
38,800		Krungthai Card PCL	56,624	0.0
46,400		Siam City Cement PCL	640,671	0.2
75,000		Total Access Communication PCL	217,603	0.1
			2,903,422	1.1
		Turkey: 0.5%
11,548		Aksa Akrilik Kimya Sanayii	33,498	0.0
38,805		Aksigorta	48,768	0.0
337,168	@	GSD Holdings A/S	159,236	0.1
17,890	@	Gubre Fabrikalari TAS	163,683	0.1
15,628		Is Yatirim Menkul Degerler A.S.	15,328	0.0
12,652		Pinar Entegre Et ve Un Sanayi AS	48,933	0.0
112,588	@	Sekerbank TAS	121,115	0.0
78,292		Torunlar Gayrimenkul Yatirim Ortakligi AS	138,949	0.1
41,347	@	Turk Ekonomi Bankasi AS	47,000	0.0
44,464		Turkiye Vakiflar Bankasi Tao	129,931	0.1
238,657	@	Vestel Elektronik Sanayi	253,635	0.1
10,571		Yazicilar Holding AS	104,885	0.0
			1,264,961	0.5
		United Arab Emirates: 0.2%
200,000		Lamprell PLC	409,186	0.2
		United Kingdom: 16.2%
185,327		888 Holdings PLC	336,547	0.1
80,000		A.G.BARR PLC	689,590	0.3

PORTFOLIO OF INVESTMENTS
ING International Small Cap Fund	as of January 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United Kingdom (continued)
80,000		Albemarle & Bond Holdings	$260,737	0.1
10,995	@	Alent PLC	58,365	0.0
100,000		Anglo Pacific Group PLC	441,013	0.2
75,000		Ashtead Group PLC	539,708	0.2
35,000		Atkins WS PLC	460,276	0.2
29,096		Avocet Mining PLC	24,227	0.0
140,714	@	Barratt Developments PLC	485,463	0.2
292,870		Beazley PLC	851,875	0.3
30,000	@	Berkeley Group Holdings PLC	869,919	0.3
106,806		Bodycote PLC	782,223	0.3
22,876		Brewin Dolphin Holdings PLC	75,812	0.0
4,469		British Polythene Industries PLC	29,237	0.0
257,265	@	Cairn Energy PLC	1,169,194	0.5
62,010	@	Capital & Regional PLC	27,783	0.0
3,867		Catlin Group Ltd.	32,078	0.0
12,624		Cineworld Group PLC	53,658	0.0
25,841		Close Brothers Group PLC	406,219	0.2
27,900		Computacenter PLC	199,432	0.1
4,533		Concentric AB	40,694	0.0
10,354		Costain Group PLC	43,352	0.0
6,278		Cranswick PLC	95,586	0.0
89,210		CSR Plc	511,044	0.2
66,198		Daily Mail & General Trust	629,104	0.3
77,898		Dairy Crest Group PLC	513,642	0.2
94,226		Dart Group PLC	218,932	0.1
104,079		Davis Service Group PLC	1,007,542	0.4
321,989		Debenhams PLC	517,311	0.2
50,000		Dechra Pharmaceuticals PLC	492,054	0.2
116,648		Devro PLC	630,428	0.3
30,000		Dignity PLC	555,732	0.2
70,000		Diploma PLC	618,378	0.3
15,549		Domino Printing Sciences PLC	162,390	0.1
229,938		Drax Group PLC	2,160,830	0.9
29,602		DS Smith PLC	103,976	0.0
168,758		Elementis Plc	564,993	0.2
734,199	@	EnQuest PLC	1,504,046	0.6
176,341		Fiberweb PLC	204,163	0.1
3,518		Fidessa Group PLC	85,757	0.0
30,029		Firstgroup PLC	92,394	0.0
100,160	@	Gem Diamonds Ltd.	254,165	0.1
189,139		Grainger PLC	374,205	0.2
80,000		Halma PLC	584,317	0.2
90,587		Henderson Group PLC	225,431	0.1
16,541	@	Highland Gold Mining Ltd.	29,254	0.0
4,252		Hill & Smith Holdings PLC	31,527	0.0
513,154	L	Home Retail Group	976,193	0.4
50,000		IG Group Holdings PLC	353,854	0.1
60,000		Inchcape PLC	450,224	0.2
77,308		Intermediate Capital Group PLC	433,329	0.2
61,349		International Personal Finance PLC	392,709	0.2
159,041		Interserve PLC	1,118,945	0.4
45,000		John Wood Group PLC	573,918	0.2
155,877	@	Johnston Press PLC	31,212	0.0
83,099		Keller Group PLC	972,185	0.4
20,000		Kier Group PLC	427,861	0.2
14,472		Lavendon Group PLC	40,197	0.0
49,349		Lookers Plc	62,027	0.0
55,476		Management Consulting Group PLC	22,656	0.0
137,879	@	Mcbride PLC	291,931	0.1
22,132		Mecom Group PLC	32,170	0.0
108,008		Micro Focus International PLC	1,044,769	0.4
65,000		Millennium & Copthorne Hotels PLC	559,371	0.2
38,013		Mondi PLC	450,369	0.2
13,708		Morgan Sindall PLC	123,705	0.1
179,423		Northgate Plc	905,623	0.4
10,791		Novae Group PLC	72,565	0.0
20,000		Oxford Instruments Plc	520,436	0.2
23,028		Pace PLC	82,431	0.0
159,817		Paragon Group of Cos PLC	711,820	0.3
843,243	@	Polo Resources Ltd.	34,641	0.0
100,000	@	Premier Oil PLC	592,104	0.2
350,849		QinetiQ PLC	1,046,068	0.4
89,754		Ricardo Plc	580,785	0.2
205,770		RM PLC	243,946	0.1
100,000		RPS Group PLC	366,523	0.2
35,303		Savills PLC	277,152	0.1
40,000		SDL PLC	332,741	0.1
196,777		Senior Plc	627,796	0.2
330,994		Shanks Group PLC	480,237	0.2
350,000		SIG Plc	732,735	0.3
201,076		Speedy Hire PLC	122,778	0.1
206,684		TalkTalk Telecom Group PLC	775,573	0.3
500,000		Taylor Wimpey PLC	564,080	0.2
9,695		Telford Homes PLC	30,829	0.0
100,914	@	Trinity Mirror PLC	156,048	0.1
230,835		TT electronics PLC	589,425	0.2
74,858		TUI Travel PLC	344,828	0.1
20,000		Ultra Electronics Holdings PLC	521,590	0.2
69,078	@	Valiant Petroleum PLC	442,611	0.2
130,183	L	WH Smith PLC	1,375,002	0.5
144,569		Yule Catto & Co. PLC	454,444	0.2
			41,387,039	16.2
		United States: 0.3%
71,199	@	Golden Star Resources Ltd.	113,206	0.1
44,400	@	International Forest Products Ltd..	390,403	0.2
12,558	@	Nova Measuring Instruments Ltd.	113,022	0.0
4,706	@	Orbotech Ltd.	44,378	0.0

PORTFOLIO OF INVESTMENTS
ING International Small Cap Fund	as of January 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United States (continued)
55,500		Samsonite International SA	$120,865	0.0
			781,874	0.3
		Total Common Stock
		(Cost $212,731,853)	248,578,654	97.6
MUTUAL FUNDS: 0.0%
		Bermuda: 0.0%
223,000		Global Investments Ltd/Singapore	31,712	0.0
		Total Mutual Funds
		(Cost $31,326)	31,712	0.0
		Total Long-Term Investments
		(Cost $212,763,179)	248,610,366	97.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.2%
		Securities Lending Collateral(cc)(1): 1.6%
1,000,000		BankofNovaScotia, Repurchase Agreement dated 01/31/13, 0.17%, due 02/01/13 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 3.000%-5.000%, Market Value plus accrued interest $1,020,005, due 04/01/26-01/01/43)	$1,000,000	0.4
1,000,000		Citigroup, Inc., Repurchase Agreement dated 01/31/13, 0.17%, due 02/01/13 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 0.791%-5.500%, Market Value plus accrued interest $1,020,000, due 02/01/19-02/01/43)	1,000,000	0.4
1,000,000		Merrill Lynch & Co., Inc., Repurchase Agreement dated 01/31/13, 0.17%, due 02/01/13 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $1,020,000, due 07/20/41-01/01/43)	1,000,000	0.4
1,000,000		Mizuho Securities USA Inc., Repurchase Agreement dated 01/31/13, 0.19%, due 02/01/13 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 1.771%-11.000%, Market Value plus accrued interest $1,020,000, due 02/01/13-06/01/42)	1,000,000	0.4
42,977		Royal Bank of Canada, Repurchase Agreement dated 01/31/13, 0.12%, due 02/01/13 (Repurchase Amount $42,977, collateralized by various U.S. Government Securities, 0.000%-4.000%, Market Value plus accrued interest $43,837, due 06/06/13-07/15/22)	42,977	0.0
			4,042,977	1.6

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.6%
4,053,776		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $4,053,776)	$4,053,776	1.6
		Total Short-Term Investments
		(Cost $8,096,753)	8,096,753	3.2
		Total Investments in Securities (Cost $220,859,932)	$256,707,119	100.8
		Liabilities in Excess of Other Assets	(1,970,191)	(0.8)
		Net Assets	$254,736,928	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at January 31, 2013.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $223,252,183.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$53,165,109
		Gross Unrealized Depreciation	(19,710,173)
		Net Unrealized Appreciation	$33,454,936

PORTFOLIO OF INVESTMENTS
ING International Small Cap Fund	as of January 31, 2013 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Industrials	22.9%
Consumer Discretionary	18.2
Financials	14.3
Materials	11.9
Information Technology	11.6
Energy	6.1
Health Care	5.3
Consumer Staples	4.9
Telecommunication Services	1.4
Utilities	1.0
Short-Term Investments	3.2
Liabilities in Excess of Other Assets	(0.8)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$245,877	$12,606,905	$—	$12,852,782
Austria	2,017,081	1,632,656	—	3,649,737
Belgium	3,613,258	1,069,817	—	4,683,075
Bermuda	106,412	—	—	106,412
Brazil	1,453,786	—	—	1,453,786
Canada	12,402,772	60,763	—	12,463,535
Cayman Islands	—	28,515	—	28,515
Chile	117,263	—	—	117,263
China	641,323	1,572,556	25,991	2,239,870
Denmark	103,235	1,983,037	—	2,086,272
Finland	251,610	437,021	—	688,631
France	3,547,222	10,117,283	—	13,664,505
Germany	5,019,742	19,393,458	—	24,413,200
Greece	80,338	—	—	80,338
Hong Kong	910,375	8,629,156	62,886	9,602,417
Hungary	—	88,404	—	88,404
India	518,598	2,469,179	—	2,987,777
Indonesia	—	1,488,679	—	1,488,679
Ireland	1,847,189	2,793,563	—	4,640,752
Israel	—	126,633	—	126,633
Italy	767,718	9,094,185	—	9,861,903
Japan	311,608	47,206,633	—	47,518,241
Liechtenstein	30,631	—	—	30,631
Luxembourg	456,508	—	—	456,508
Malaysia	1,226,371	433,545	—	1,659,916
Mexico	1,003,332	—	—	1,003,332
Netherlands	503,010	3,788,500	—	4,291,510
New Zealand	—	1,418,606	—	1,418,606
Norway	21,819	3,352,464	—	3,374,283
Pakistan	208,263	52,350	—	260,613
Philippines	—	263,796	—	263,796
Poland	—	405,740	—	405,740

PORTFOLIO OF INVESTMENTS
ING International Small Cap Fund	as of January 31, 2013 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2013
Portugal	$277,512	$—	$—	$277,512
Singapore	2,185,049	5,147,260	—	7,332,309
South Africa	165,042	859,459	—	1,024,501
South Korea	330,788	5,971,667	—	6,302,455
Spain	113,438	110,828	—	224,266
Sweden	576,507	2,961,086	—	3,537,593
Switzerland	2,290,213	6,908,053	—	9,198,266
Taiwan	863,401	5,064,207	—	5,927,608
Thailand	—	2,903,422	—	2,903,422
Turkey	—	1,264,961	—	1,264,961
United Arab Emirates	409,186	—	—	409,186
United Kingdom	10,731,133	30,655,906	—	41,387,039
United States	661,009	120,865	—	781,874
Total Common Stock	56,008,619	192,481,158	88,877	248,578,654
Mutual Funds	31,712	—	—	31,712
Short-Term Investments	4,053,776	4,042,977	—	8,096,753
Total Investments, at fair value	$60,094,107	$196,524,135	$88,877	$256,707,119

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of January 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.7%
		Australia: 1.3%
10,075		Australia & New Zealand Banking Group Ltd.	$279,820	1.3
		Belgium: 1.4%
7,610		KBC Groep NV	299,577	1.4
		Canada: 0.6%
3,900		Barrick Gold Corp.	124,488	0.6
		China: 0.9%
68,000		China Overseas Land & Investment Ltd.	210,903	0.9
		Denmark: 1.4%
16,266	@	Danske Bank A/S	311,693	1.4
		France: 11.5%
1,027		Air Liquide	131,119	0.6
19,356		AXA S.A.	358,373	1.6
6,251		BNP Paribas	392,212	1.8
1,270		PPR	273,132	1.2
4,675		Renault S.A.	281,781	1.3
4,141		Sanofi	403,688	1.8
7,249	@	Societe Generale	327,333	1.5
1,107		Technip S.A.	119,864	0.5
4,808		Total S.A.	260,555	1.2
			2,548,057	11.5
		Germany: 9.2%
2,262		BASF AG	229,095	1.0
3,359		Bayer AG	331,473	1.5
2,724		Bayerische Motoren Werke AG	274,355	1.2
14,744		Deutsche Post AG	346,215	1.6
13,835		Deutsche Telekom AG	169,965	0.8
10,278		E.ON AG	178,715	0.8
4,685		Siemens AG	513,302	2.3
			2,043,120	9.2
		Hong Kong: 4.0%
45,200		AIA Group Ltd.	179,811	0.8
46,800		Esprit Holdings Ltd.	65,100	0.3
24,000		Power Assets Holdings Ltd.	207,953	0.9
34,000		Wharf Holdings Ltd.	300,335	1.4
42,000		Yue Yuen Industrial Holdings	140,691	0.6
			893,890	4.0
		Italy: 4.9%
54,343		Enel S.p.A.	236,943	1.1
13,618		ENI S.p.A.	340,142	1.5
21,392		Fiat Industrial SpA	275,295	1.2
243,654		Telecom Italia S.p.A.	241,775	1.1
			1,094,155	4.9
		Japan: 20.0%
13,000		Ajinomoto Co., Inc.	176,330	0.8
4,200		Canon, Inc.	152,944	0.7
52,000		Hitachi Ltd.	308,573	1.4
6,500		Honda Motor Co., Ltd.	245,695	1.1
12,100		Hoya Corp.	233,633	1.0
25		Inpex Holdings, Inc.	144,744	0.6
10,700		Japan Tobacco, Inc.	333,851	1.5
6,000		JGC Corp.	170,093	0.8
8,100		Komatsu Ltd.	215,428	1.0
8,300		Mitsubishi Corp.	175,107	0.8
10,000		Mitsubishi Estate Co., Ltd.	242,199	1.1
13,000		Nissan Motor Co., Ltd.	133,101	0.6
23,200		Nomura Holdings, Inc.	132,803	0.6
11,200		Omron Corp.	266,943	1.2
2,290		ORIX Corp.	244,986	1.1
11,500		Sumitomo Mitsui Financial Group, Inc.	461,885	2.1
12,000		Tokio Marine Holdings, Inc.	354,384	1.6
5,600		Tokyo Electron Ltd.	240,809	1.1
4,000		Toyota Motor Corp.	191,058	0.9
			4,424,566	20.0
		Luxembourg: 0.5%
6,100		ArcelorMittal	104,676	0.5
		Netherlands: 9.1%
33,431		Aegon NV	223,194	1.0
5,184		European Aeronautic Defence and Space Co. NV	243,031	1.1
2,490		Koninklijke DSM NV	152,524	0.7
19,994		Royal Dutch Shell PLC - Class A	708,759	3.2
11,809		Koninklijke Philips Electronics NV	367,801	1.7
7,773		Unilever NV	314,931	1.4
			2,010,240	9.1
		New Zealand: 0.9%
99,536		Telecom Corp. of New Zealand Ltd.	202,698	0.9
		Norway: 1.2%
9,656		Statoil ASA	257,260	1.2
		Singapore: 1.0%
78,000		Singapore Telecommunications Ltd.	220,447	1.0
		Spain: 3.0%
185,827		Banco Popular Espanol S.A.	168,044	0.7
26,401		Banco Bilbao Vizcaya Argentaria S.A.	262,471	1.2
11,936		Gas Natural SDG S.A.	238,448	1.1
			668,963	3.0
		Sweden: 1.1%
20,201		Telefonaktiebolaget LM Ericsson	234,963	1.1

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of January 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Switzerland: 7.3%
7,355		Credit Suisse Group	$217,214	1.0
4,653		Nestle S.A.	326,722	1.5
6,325		Novartis AG	429,951	1.9
2,913		Roche Holding AG - Genusschein	643,887	2.9
			1,617,774	7.3
		United Kingdom: 18.5%
89,494		Barclays PLC	429,664	1.9
15,125		BHP Billiton PLC	518,662	2.4
5,000		BP PLC ADR	222,600	1.0
3,100	@	Ensco PLC	197,067	0.9
12,029		GlaxoSmithKline PLC	275,150	1.2
25,325		HSBC Holdings PLC	287,989	1.3
5,054		Imperial Tobacco Group PLC	187,928	0.9
388,063	@	Lloyds TSB Group PLC	317,634	1.4
16,098		Rexam PLC	119,667	0.5
17,887	@	Rexam PLC - B Shares	12,766	0.1
7,274		Rio Tinto PLC	410,937	1.9
54,603		Tesco PLC	308,594	1.4
218,152		Vodafone Group PLC	595,369	2.7
13,283		WPP PLC	208,569	0.9
			4,092,596	18.5
		United States: 1.9%
7,100		Coca-Cola Enterprises, Inc.	247,577	1.1
4,800	@	Rowan Companies PLC	165,504	0.8
			413,081	1.9
		Total Common Stock
		(Cost $18,951,338)	22,052,967	99.7
SHORT-TERM INVESTMENTS: 0.6%
		Mutual Funds: 0.6%
124,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $124,000)	124,000	0.6
		Total Short-Term Investments
		(Cost $124,000)	124,000	0.6
		Total Investments in Securities (Cost $19,075,338)	$22,176,967	100.3
		Liabilities in Excess of Other Assets	(65,222)	(0.3)
		Net Assets	$22,111,745	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
		Cost for federal income tax purposes is $19,097,888.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$3,165,677
		Gross Unrealized Depreciation	(86,598)
		Net Unrealized Appreciation	$3,079,079

Sector Diversification	Percentage of Net Assets
Financials	27.1%
Energy	10.9
Industrials	10.5
Health Care	9.3
Consumer Staples	8.6
Materials	8.3
Consumer Discretionary	8.1
Telecommunication Services	6.5
Information Technology	6.5
Utilities	3.9
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of January 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$279,820	$—	$279,820
Belgium	—	299,577	—	299,577
Canada	124,488	—	—	124,488
China	—	210,903	—	210,903
Denmark	—	311,693	—	311,693
France	—	2,548,057	—	2,548,057
Germany	—	2,043,120	—	2,043,120
Hong Kong	—	893,890	—	893,890
Italy	—	1,094,155	—	1,094,155
Japan	—	4,424,566	—	4,424,566
Luxembourg	104,676	—	—	104,676
Netherlands	—	2,010,240	—	2,010,240
New Zealand	—	202,698	—	202,698
Norway	—	257,260	—	257,260
Singapore	—	220,447	—	220,447
Spain	—	668,963	—	668,963
Sweden	—	234,963	—	234,963
Switzerland	—	1,617,774	—	1,617,774
United Kingdom	419,667	3,672,929	—	4,092,596
United States	413,081	—	—	413,081
Total Common Stock	1,061,912	20,991,055	—	22,052,967
Short-Term Investments	124,000	—	—	124,000
Total Investments, at fair value	$1,185,912	$20,991,055	$—	$22,176,967

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING International Value Equity Fund	as of January 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 100.3%
		Australia: 1.3%
74,688		Australia & New Zealand Banking Group Ltd.	$2,074,363	1.3
		Belgium: 1.4%
58,020		KBC Groep NV	2,284,030	1.4
		Canada: 0.6%
29,500		Barrick Gold Corp.	941,640	0.6
		China: 1.0%
12,100,000	@, X	China Hongxing Sports Ltd.	70,269	0.0
508,000		China Overseas Land & Investment Ltd.	1,575,569	1.0
			1,645,838	1.0
		Denmark: 1.4%
124,162	@	Danske Bank A/S	2,379,220	1.4
		France: 11.6%
8,493		Air Liquide	1,084,315	0.6
144,263		AXA S.A.	2,671,005	1.6
45,600		BNP Paribas	2,861,125	1.7
9,684		PPR	2,082,683	1.3
35,317		Renault S.A.	2,128,696	1.3
30,162		Sanofi	2,940,359	1.8
57,126	@	Societe Generale	2,579,559	1.6
8,207		Technip S.A.	888,642	0.5
35,770		Total S.A.	1,938,447	1.2
			19,174,831	11.6
		Germany: 9.2%
17,455		BASF AG	1,767,842	1.1
25,002		Bayer AG	2,467,250	1.5
20,096		Bayerische Motoren Werke AG	2,024,026	1.2
108,718		Deutsche Post AG	2,552,887	1.5
102,571		Deutsche Telekom AG	1,260,096	0.8
76,947		E.ON AG	1,337,965	0.8
34,789		Siemens AG	3,811,581	2.3
			15,221,647	9.2
		Hong Kong: 4.1%
335,200		AIA Group Ltd.	1,333,465	0.8
347,000		Esprit Holdings Ltd.	482,685	0.3
191,000		Power Assets Holdings Ltd.	1,654,960	1.0
255,000		Wharf Holdings Ltd.	2,252,512	1.4
311,000		Yue Yuen Industrial Holdings	1,041,783	0.6
			6,765,405	4.1
		Italy: 5.0%
411,467		Enel S.p.A.	1,794,056	1.1
101,509		ENI S.p.A.	2,535,430	1.5
160,155		Fiat Industrial SpA	2,061,045	1.3
1,806,470		Telecom Italia S.p.A.	1,792,535	1.1
			8,183,066	5.0
		Japan: 19.9%
95,000		Ajinomoto Co., Inc.	1,288,564	0.8
31,300		Canon, Inc.	1,139,797	0.7
399,000		Hitachi Ltd.	2,367,705	1.4
43,800		Honda Motor Co., Ltd.	1,655,605	1.0
81,200		Hoya Corp.	1,567,854	0.9
188		Inpex Holdings, Inc.	1,088,478	0.7
82,200		Japan Tobacco, Inc.	2,564,727	1.6
45,000		JGC Corp.	1,275,698	0.8
62,800		Komatsu Ltd.	1,670,228	1.0
62,500		Mitsubishi Corp.	1,318,575	0.8
76,000		Mitsubishi Estate Co., Ltd.	1,840,714	1.1
96,500		Nissan Motor Co., Ltd.	988,021	0.6
179,300		Nomura Holdings, Inc.	1,026,364	0.6
83,700		Omron Corp.	1,994,920	1.2
17,370		ORIX Corp.	1,858,254	1.1
83,800		Sumitomo Mitsui Financial Group, Inc.	3,365,734	2.0
89,400		Tokio Marine Holdings, Inc.	2,640,160	1.6
41,600		Tokyo Electron Ltd.	1,788,870	1.1
29,600		Toyota Motor Corp.	1,413,828	0.9
			32,854,096	19.9
		Luxembourg: 0.5%
46,600		ArcelorMittal	799,656	0.5
		Netherlands: 9.1%
249,252		Aegon NV	1,664,075	1.0
39,655		European Aeronautic Defence and Space Co. NV	1,859,063	1.1
18,993		Koninklijke DSM NV	1,163,408	0.7
149,626		Royal Dutch Shell PLC - Class A	5,304,027	3.2
88,220		Koninklijke Philips Electronics NV	2,747,686	1.7
57,615		Unilever NV	2,334,328	1.4
			15,072,587	9.1
		New Zealand: 1.0%
771,133		Telecom Corp. of New Zealand Ltd.	1,570,358	1.0
		Norway: 1.1%
71,266		Statoil ASA	1,898,704	1.1
		Singapore: 1.0%
605,000		Singapore Telecommunications Ltd.	1,709,882	1.0
		Spain: 3.1%
1,418,489		Banco Popular Espanol S.A.	1,282,747	0.8
201,292		Banco Bilbao Vizcaya Argentaria S.A.	2,001,189	1.2
88,491		Gas Natural SDG S.A.	1,767,801	1.1
			5,051,737	3.1

PORTFOLIO OF INVESTMENTS
ING International Value Equity Fund	as of January 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Sweden: 1.1%
151,796		Telefonaktiebolaget LM Ericsson	$1,765,579	1.1
		Switzerland: 7.3%
55,312		Credit Suisse Group	1,633,519	1.0
34,391		Nestle S.A.	2,414,850	1.5
47,551		Novartis AG	3,232,349	2.0
21,284		Roche Holding AG - Genusschein	4,704,596	2.8
			11,985,314	7.3
		United Kingdom: 18.8%
669,866		Barclays PLC	3,216,053	1.9
116,704		BHP Billiton PLC	4,001,982	2.4
37,000		BP PLC ADR	1,647,240	1.0
22,700	@	Ensco PLC	1,443,039	0.9
90,437		GlaxoSmithKline PLC	2,068,642	1.2
193,090		HSBC Holdings PLC	2,195,763	1.3
37,478		Imperial Tobacco Group PLC	1,393,583	0.8
2,863,298	@	Lloyds TSB Group PLC	2,343,638	1.4
123,249		Rexam PLC	916,187	0.6
136,944	@	Rexam PLC - B Shares	97,736	0.1
57,274		Rio Tinto PLC	3,235,637	2.0
425,648		Tesco PLC	2,405,593	1.5
1,640,368		Vodafone Group PLC	4,476,806	2.7
104,496		WPP PLC	1,640,794	1.0
			31,082,693	18.8
		United States: 1.8%
50,000		Coca-Cola Enterprises, Inc.	1,743,500	1.0
36,700	@	Rowan Companies PLC	1,265,416	0.8
			3,008,916	1.8
		Total Common Stock
		(Cost $146,912,343)	165,469,562	100.3
RIGHTS: —%
		Russia: —%
1,665,000		Federal Hydrogenerating Co	—	—
		Total Rights
		(Cost $—)	—	—
		Total Long-Term Investments
		(Cost $146,912,343)	165,469,562	100.3
SHORT-TERM INVESTMENTS: 0.3%
		Mutual Funds: 0.3%
502,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $502,000)	502,000	0.3
		Total Short-Term Investments
		(Cost $502,000)	502,000	0.3
		Total Investments in Securities (Cost $147,414,343)	$165,971,562	100.6
		Liabilities in Excess of Other Assets	(922,889)	(0.6)
		Net Assets	$165,048,673	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
		Cost for federal income tax purposes is $147,455,436.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$20,388,644
		Gross Unrealized Depreciation	(1,872,518)
		Net Unrealized Appreciation	$18,516,126

Sector Diversification	Percentage of Net Assets
Financials	27.2%
Energy	10.9
Industrials	10.5
Health Care	9.3
Materials	8.6
Consumer Staples	8.6
Consumer Discretionary	8.2
Telecommunication Services	6.6
Information Technology	6.4
Utilities	4.0
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(0.6)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Value Equity Fund	as of January 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$2,074,363	$—	$2,074,363
Belgium	—	2,284,030	—	2,284,030
Canada	941,640	—	—	941,640
China	—	1,575,569	70,269	1,645,838
Denmark	—	2,379,220	—	2,379,220
France	—	19,174,831	—	19,174,831
Germany	—	15,221,647	—	15,221,647
Hong Kong	—	6,765,405	—	6,765,405
Italy	—	8,183,066	—	8,183,066
Japan	—	32,854,096	—	32,854,096
Luxembourg	799,656	—	—	799,656
Netherlands	—	15,072,587	—	15,072,587
New Zealand	—	1,570,358	—	1,570,358
Norway	—	1,898,704	—	1,898,704
Singapore	—	1,709,882	—	1,709,882
Spain	—	5,051,737	—	5,051,737
Sweden	—	1,765,579	—	1,765,579
Switzerland	—	11,985,314	—	11,985,314
United Kingdom	3,090,279	27,992,414	—	31,082,693
United States	3,008,916	—	—	3,008,916
Total Common Stock	7,840,491	157,558,802	70,269	165,469,562
Rights	—	—	—	—
Short-Term Investments	502,000	—	—	502,000
Total Investments, at fair value	$8,342,491	$157,558,802	$70,269	$165,971,562

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of January 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 100.2%
		Consumer Discretionary: 0.5%
152,700		M Video	$1,348,412	0.5
		Consumer Staples: 7.1%
66,060		Magnit OAO	12,375,515	4.9
20,940		Magnit OJSC	3,922,847	1.5
100,000	#	MHP SA GDR	1,640,000	0.7
			17,938,362	7.1
		Energy: 37.8%
30,100		Eurasia Drilling Co. Ltd. GDR	1,140,675	0.5
2,363,800		Gazprom OAO	11,179,446	4.4
378,870		Lukoil OAO ADR	25,573,725	10.1
79,203		NovaTek OAO GDR	9,268,858	3.7
1,400,000		Rosneft Oil Co. GDR	12,290,428	4.8
483,712	L	Surgutneftegas OJSC ADR	5,014,517	2.0
10,698,600		Surgutneftegas OJSC	8,134,458	3.2
470,000		Tatneft	1,665,556	0.7
211,472	L	Tatneft ADR	9,740,318	3.8
4,973		Transneft	11,691,987	4.6
			95,699,968	37.8
		Financials: 18.7%
244,843		Halyk Savings Bank of Kazakhstan JSC GDR	1,982,004	0.8
946,080		LSR Group GDR	4,744,591	1.9
7,972,000		Sberbank	29,076,470	11.5
350,800		Sberbank ADR	5,167,284	2.0
1,727,400		VTB Bank OJSC GDR	6,305,492	2.5
			47,275,841	18.7
		Health Care: 0.9%
152,900		MD Medical Group Investments PLC GDR	2,217,050	0.9
		Industrials: 0.6%
105,000		Globaltrans Investment PLC GDR	1,627,500	0.6
		Information Technology: 1.1%
35,294		Mail.ru Group Ltd. GDR	1,176,504	0.5
64,500		Yandex NV	1,561,545	0.6
			2,738,049	1.1
		Materials: 17.3%
190,207		Eurasian Natural Resources Corp.	994,317	0.4
561,000		Evraz PLC	2,568,630	1.0
27,700		MMC Norilsk Nickel	5,519,119	2.2
427,000		MMC Norilsk Nickel ADR	8,506,391	3.3
1,234,030		Novolipetsk Steel	2,607,766	1.0
150,600		Novolipetsk Steel GDR	3,197,995	1.3
67,762		Phosagro OAO GDR	938,504	0.3
129,300		Polymetal International PLC	2,193,308	0.9
764,806		Polyus Gold International Ltd.	2,717,067	1.1
515,400	L	Severstal OAO GDR	6,428,912	2.5
217,000		Uralkali GDR	8,256,907	3.3
			43,928,916	17.3
		Telecommunication Services: 11.9%
1,301,800		JSFC Sistema	1,147,438	0.4
128,000	#	KCell JSC GDR	1,664,000	0.7
118,900		Mobile Telesystems OJSC	1,009,983	0.4
504,200		Mobile Telesystems OJSC	4,282,869	1.7
818,300		Mobile Telesystems OJSC ADR	16,087,778	6.3
1,279,500		Rostelecom OJSC	3,769,545	1.5
104,400		Sistema JSFC GDR	2,291,519	0.9
			30,253,132	11.9
		Utilities: 4.3%
658,000,000		Federal Grid Co. Unified Energy System JSC	4,748,859	1.9
246,950,000		RusHydro	6,219,006	2.4
			10,967,865	4.3
		Total Common Stock
		(Cost $175,394,318)	253,995,095	100.2
PREFERRED STOCK: 2.2%
		Financials: 2.2%
2,131,998		Sberbank of Russia	5,542,115	2.2
		Total Preferred Stock
		(Cost $4,999,633)	5,542,115	2.2
		Total Long-Term Investments
		(Cost $180,393,951)	259,537,210	102.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.1%
		Securities Lending Collateral(cc)(1): 4.1%
2,491,911		Citigroup, Inc., Repurchase Agreement dated 01/31/13, 0.17%, due 02/01/13 (Repurchase Amount $2,491,923, collateralized by various U.S. Government Agency Obligations, 0.791%-5.500%, Market Value plus accrued interest $2,541,749, due 02/01/19-02/01/43)	$2,491,911	1.0

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of January 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral(cc)(1) (continued)
2,491,911		Goldman Sachs & Co., Repurchase Agreement dated 01/31/13, 0.14%, due 02/01/13 (Repurchase Amount $2,491,921, collateralized by various U.S. Government Agency Obligations, 0.375%-6.750%, Market Value plus accrued interest $2,541,749, due 10/30/13-07/15/32)	$2,491,911	0.9
2,491,911		JPMorgan Chase & Co., Repurchase Agreement dated 01/31/13, 0.16%, due 02/01/13 (Repurchase Amount $2,491,922, collateralized by various U.S. Government Agency Obligations, 1.274%-9.200%, Market Value plus accrued interest $2,541,752, due 06/01/13-02/01/51)	2,491,911	1.0
2,491,911		Merrill Lynch & Co., Inc., Repurchase Agreement dated 01/31/13, 0.17%, due 02/01/13 (Repurchase Amount $2,491,923, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $2,541,749, due 07/20/41-01/01/43)	2,491,911	1.0
524,589		Royal Bank of Canada, Repurchase Agreement dated 01/31/13, 0.12%, due 02/01/13 (Repurchase Amount $524,591, collateralized by various U.S. Government Securities, 0.000%-4.000%, Market Value plus accrued interest $535,085, due 06/06/13-07/15/22)	524,589	0.2
			10,492,233	4.1
		Total Short-Term Investments
		(Cost $10,492,233)	10,492,233	4.1
		Total Investments in Securities (Cost $190,886,184)	$270,029,443	106.5
		Liabilities in Excess of Other Assets	(16,519,473)	(6.5)
		Net Assets	$253,509,970	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at January 31, 2013.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $199,499,679.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$90,103,457
		Gross Unrealized Depreciation	(19,573,693)
		Net Unrealized Appreciation	$70,529,764

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of January 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$1,348,412	$—	$1,348,412
Consumer Staples	1,640,000	16,298,362	—	17,938,362
Energy	25,573,725	70,126,243	—	95,699,968
Financials	6,726,595	40,549,246	—	47,275,841
Health Care	2,217,050	—	—	2,217,050
Industrials	1,627,500	—	—	1,627,500
Information Technology	1,561,545	1,176,504	—	2,738,049
Materials	3,655,571	40,273,345	—	43,928,916
Telecommunication Services	17,751,778	12,501,354	—	30,253,132
Utilities	—	10,967,865	—	10,967,865
Total Common Stock	60,753,764	193,241,331	—	253,995,095
Preferred Stock	—	5,542,115	—	5,542,115
Short-Term Investments	—	10,492,233	—	10,492,233
Total Investments, at fair value	$60,753,764	$209,275,679	$—	$270,029,443

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Mutual Funds

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 26, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 26, 2013